SUPPLEMENT DATED DECEMBER 15, 2003
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2003
                                       FOR
                    PERSPECTIVE FIXED AND VARIABLE ANNUITYSM
                            JNLNY SEPARATE ACCOUNT I

The following changes apply to the Prospectus listed above.

When, at your request, we incur the expense of providing expedited delivery of your partial withdrawal or complete surrender, we will assess the following charges: $15 for wire service and $10 for overnight delivery ($22.50 for Saturday delivery). Withdrawal charges and interest rate adjustments will not be charged on wire/overnight fees.

On December 15, 2003, Curian CapitalSM LLC replaced J.P. Morgan Investment Management Inc. as sub-adviser to JPMorgan/JNL Enhanced S&P 500 Stock Index Fund. As a result, all references to the JPMorgan/JNL Enhanced S&P 500 Stock Index Fund should be changed to the JNL/Curian Enhanced S&P 500 Stock Index Fund.

On December 15, 2003, Curian CapitalSM LLC replaced Mellon Capital Management Corporation as sub-adviser to Mellon Capital Management/JNL S&P 500 Index Fund, Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund and Mellon Capital Management/JNL Small Cap Index Fund. As a result, all references to those Funds should be changed as follows:

        JNL/Curian S&P 500 Index Fund (formerly Mellon Capital Management/JNL S&P 500 Index Fund)
        JNL/Curian S&P 400 MidCap Index Fund (formerly Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund)
        JNL/Curian Small Cap Index Fund (formerly Mellon Capital Management/JNL Small Cap Index Fund)

On December 15, 2003,  Curian  CapitalSM LLC replaced First Trust Advisors L.P.,
J.P.  Morgan  Investment   Management,   Inc.  and  Mellon  Capital   Management
Corporation as sub-adviser to some of the Funds.

The Fund names throughout the Prospectus should be deleted in their entirety and replaced with the following:

        JNL/AIM Large Cap Growth Fund (formerly AIM/JNL Large Cap Growth Fund)
        JNL/AIM Premier Equity II Fund (formerly AIM/JNL Premier Equity II Fund)
        JNL/AIM Small Cap Growth Fund (formerly AIM/JNL Small Cap Growth Fund)
        JNL/Alger Growth Fund (formerly Alger/JNL Growth Fund)
        JNL/Alliance Capital Growth Fund (formerly Alliance Capital /JNL Growth Fund)
        JNL/Curian S&P 500 Index Fund (formerly Mellon Capital Management/JNL S&P 500 Index Fund)
        JNL/Curian S&P 400 MidCap Index Fund (formerly Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund)
        JNL/Curian Small Cap Index Fund (formerly Mellon Capital Management/JNL Small Cap Index Fund)
        JNL/Mellon Capital Management Bond Index Fund (formerly Mellon Capital Management/JNL Bond Index Fund)
        JNL/Mellon Capital Management International Index Fund (formerly Mellon Capital Management/JNL International Index Fund)
        JNL/Curian Enhanced S&P 500 Stock Index Fund (formerly JPMorgan/JNL Enhanced S&P 500 Stock Index Fund)
        JNL/Eagle Core Equity Fund (formerly Eagle/JNL Core Equity Fund)
        JNL/Eagle SmallCap Equity Fund (formerly Eagle/JNL SmallCap Equity Fund)
        JNL/Janus Aggressive Growth Fund (formerly Janus/JNL Aggressive Growth Fund)
        JNL/Janus Balanced Fund (formerly Janus/JNL Balanced Fund)
        JNL/Janus Capital Growth Fund (formerly Janus/JNL Capital Growth Fund)
        JNL/Janus Global Equities Fund (formerly Janus/JNL Global Equities Fund)
        JNL/JPMorgan International Value Fund (formerly JPMorgan/JNL International Value Fund)
        JNL/Lazard Mid Cap Value Fund (formerly Lazard/JNL Mid Cap Value Fund)
        JNL/Lazard Small Cap Value Fund (formerly Lazard/JNL Small Cap Value Fund)
        JNL/Oppenheimer Global Growth Fund (formerly Oppenheimer/JNL Global Growth Fund)
        JNL/Oppenheimer Growth Fund (formerly Oppenheimer/JNL Growth Fund)
        JNL/PIMCO Total Return Bond Fund (formerly PIMCO/JNL Total Return Bond Fund)
        JNL/PPM America Balanced Fund (formerly PPM America /JNL Balanced Fund)
        JNL/PPM America High Yield Bond Fund (formerly PPM America /JNL High Yield Bond Fund)
        JNL/PPM America Money Market Fund (formerly PPM America /JNL Money Market Fund)
        JNL/PPM America Value Fund (formerly PPM America /JNL Value Fund)
        JNL/Putnam Equity Fund (formerly Putnam/JNL Equity Fund)
        JNL/Putnam International Equity Fund (formerly Putnam/JNL International Equity Fund)
        JNL/Putnam Midcap Growth Fund (formerly Putnam/JNL Midcap Growth Fund)
        JNL/Putnam Value Equity Fund (formerly Putnam/JNL Value Equity Fund)
        JNL/S&P Aggressive Growth Fund I (formerly S&P/JNL Aggressive Growth Fund I)
        JNL/S&P Conservative Growth Fund I (formerly S&P/JNL Conservative Growth Fund I)
        JNL/S&P Equity Aggressive Growth Fund I (formerly S&P/JNL Equity Aggressive Growth Fund I)
        JNL/S&P Equity Growth Fund I (formerly S&P/JNL Equity Growth Fund I)
        JNL/S&P Moderate Growth Fund I (formerly S&P/JNL Moderate Growth Fund I)
        JNL/S&P Very Aggressive Growth Fund I (formerly S&P/JNL Very Aggressive Growth Fund I)
        JNL/S&P Core Index 50 Fund (formerly S&P/JNL Core Index 50 Fund)
        JNL/S&P Core Index 75 Fund  (formerly S&P/JNL Core Index 75 Fund)
        JNL/S&P Core Index 100 Fund (formerly S&P/JNL Core Index 100 Fund)
        JNL/Salomon Brothers Global Bond Fund (formerly Salomon Brothers/JNL Global Bond Fund)
        JNL/Salomon Brothers U.S. Government & Quality Bond Fund (formerly Salomon Brothers/JNL U.S. Government & Quality Bond Fund)
        JNL/T. Rowe Price Established Growth Fund (formerly T. Rowe Price/JNL Established Growth Fund)
        JNL/T. Rowe Price Mid-Cap Growth Fund (formerly T. Rowe Price/JNL Mid-Cap Growth Fund)
        JNL/T. Rowe Price Value Fund (formerly T. Rowe Price/JNL Value Fund)
        JNL/Curian The DowSM 10 Fund (formerly First Trust/JNL The DowSM Target 10 Fund)
        JNL/Curian The S&P(R) 10 Fund (formerly First Trust/JNL The S&P(R) Target 10 Fund)
        JNL/Curian Global 15 Fund (formerly First Trust/JNL Global Target 15 Fund)
        JNL/Curian 25 Fund (formerly First Trust/JNL Target 25 Fund)
        JNL/Curian Small-Cap Fund (formerly First Trust/JNL Target Small-Cap Fund)

On the second page, the following should be added as JNL VARIABLE FUND LLC:

        JNL/Curian Communications Sector Fund
        JNL/Curian Consumer Brands Sector Fund
        JNL/Curian Energy Sector Fund
        JNL/Curian Financial Sector Fund
        JNL/Curian Pharmaceutical/Healthcare Sector Fund
        JNL/Curian Technology Sector Fund

The addresses listed on the cover page and pages 1 and 32 for the Annuity Service Center and Institutional Marketing Group should be changed to the following:

         Annuity Service Center                   Institutional Marketing Group
         P.O. Box 378004                          P.O. Box 30901
         Denver, Colorado 80237                   Lansing, Michigan

On page 3, the amount of the "TOTAL ANNUAL FUND OPERATING EXPENSES" should be deleted in its entirety and replaced with the following:

         Minimum: 0.59%

         Maximum: 1.46%

On pages 5 and 6, the "FUND ANNUAL EXPENSES" chart should be deleted in its entirety and replaced with the following:

FUND ANNUAL EXPENSES
(as an annual percentage of the Fund's average daily net assets)

                                                     MANAGEMENT
                                                        AND          ESTIMATED    12B-1                   TOTAL FUND
                                                   ADMINISTRATIVE  DISTRIBUTION   SERVICE      OTHER        ANNUAL
                                                        FEE        (12B-1) FEES*   FEE**      EXPENSES     EXPENSES
-------------------------------------------------- --------------- -------------- --------- ------------- ------------
JNL/AIM Large Cap Growth Fund                          0.90%           0.05%       0.20%         0%          1.15%
JNL/AIM Premier Equity II Fund                         0.85%           0.04%       0.20%         0%          1.09%
JNL/AIM Small Cap Growth Fund                          0.95%           0.02%       0.20%         0%          1.17%
JNL/Alger Growth Fund                                  0.88%            0%         0.20%         0%          1.08%
JNL/Alliance Capital Growth Fund                       0.68%           0.01%       0.20%         0%          0.89%
JNL/Curian S&P 500 Index Fund                          0.39%            0%         0.20%         0%          0.59%
JNL/Curian S&P 400 MidCap Index Fund                   0.39%            0%         0.20%         0%          0.59%
JNL/Curian Small Cap Index Fund                        0.39%            0%         0.20%         0%          0.59%
JNL/Mellon Capital Management Bond Index Fund          0.40%            0%         0.20%         0%          0.60%
JNL/Mellon Capital Management International Index Fund 0.45%            0%         0.20%         0%          0.65%
JNL/Curian Enhanced S&P 500 Stock Index Fund           0.66%            0%         0.20%         0%          0.86%
JNL/Eagle Core Equity Fund                             0.77%           0.03%       0.20%         0%          1.00%
JNL/Eagle SmallCap Equity Fund                         0.85%           0.03%       0.20%         0%          1.08%
JNL/Janus Aggressive Growth Fund                       0.82%           0.08%       0.20%         0%          1.10%
JNL/Janus Balanced Fund                                0.85%           0.02%       0.20%         0%          1.07%
JNL/Janus Capital Growth Fund                          0.84%           0.05%       0.20%         0%          1.09%
JNL/Janus Global Equities Fund***                      0.92%           0.03%       0.20%         0%          1.15%
JNL/JPMorgan International Value Fund                  0.93%            0%         0.20%         0%          1.13%
JNL/Lazard Mid Cap Value Fund                          0.88%           0.04%       0.20%         0%          1.12%
JNL/Lazard Small Cap Value Fund                        0.94%           0.03%       0.20%         0%          1.17%
JNL/Oppenheimer Global Growth Fund                     0.85%            0%         0.20%         0%          1.05%
JNL/Oppenheimer Growth Fund                            0.80%            0%         0.20%         0%          1.00%
JNL/PIMCO Total Return Bond Fund                       0.60%            0%         0.20%         0%          0.80%
JNL/PPM America Balanced Fund                          0.61%           0.01%       0.20%         0%          0.82%
JNL/PPM America High Yield Bond Fund                   0.62%            0%         0.20%         0%          0.82%
JNL/PPM America Money Market Fund                      0.40%            0%         0.20%         0%          0.60%
JNL/PPM America Value Fund                             0.65%           0.13%       0.20%         0%          0.98%
JNL/Putnam Equity Fund                                 0.79%           0.06%       0.20%         0%          1.05%
JNL/Putnam International Equity Fund                   1.03%           0.03%       0.20%         0%          1.26%
JNL/Putnam Midcap Growth Fund                          0.85%           0.05%       0.20%         0%          1.10%
JNL/Putnam Value Equity Fund                           0.78%           0.03%       0.20%         0%          1.01%
JNL/Salomon Brothers Global Bond Fund                  0.75%            0%         0.20%         0%          0.95%
JNL/Salomon Brothers U.S. Government & Quality
   Bond Fund                                           0.58%            0%         0.20%         0%          0.78%
JNL/T. Rowe Price Established Growth Fund              0.72%           0.02%       0.20%         0%          0.94%
JNL/T. Rowe Price Mid-Cap Growth Fund                  0.83%           0.01%       0.20%         0%          1.04%
JNL/T. Rowe Price Value Fund                           0.80%           0.02%       0.20%         0%          1.02%
JNL/S&P Aggressive Growth Fund I****                   0.20%            0%           0%          0%          0.20%
JNL/S&P Conservative Growth Fund I****                 0.20%            0%           0%          0%          0.20%
JNL/S&P Equity Aggressive Growth Fund I****            0.20%            0%           0%          0%          0.20%
JNL/S&P Equity Growth Fund I****                       0.20%            0%           0%          0%          0.20%
JNL/S&P Moderate Growth Fund I****                     0.20%            0%           0%          0%          0.20%
JNL/S&P Very Aggressive Growth Fund I****              0.20%            0%           0%          0%          0.20%
JNL/S&P Core Index 50 Fund****                         0.20%            0%           0%          0%          0.20%
JNL/S&P Core Index 75 Fund****                         0.20%            0%           0%          0%          0.20%
JNL/S&P Core Index 100 Fund****                        0.20%            0%           0%          0%          0.20%
JNL/Curian The DowSM 10 Fund                           0.58%            0%         0.20%      0.01%         0.79%
JNL/Curian The S&P(R)10 Fund*****                      0.58%            0%         0.20%      0.01%         0.79%
JNL/Curian Global 15 Fund                              0.63%            0%         0.20%      0.01%         0.84%
JNL/Curian 25 Fund                                     0.58%            0%         0.20%      0.01%         0.79%
JNL/Curian Small-Cap Fund                              0.58%            0%         0.20%      0.01%         0.79%
JNL/Curian Communications Sector Fund                  0.67%            0%         0.20%      0.01%         0.88%
JNL/Curian Consumer Brands Sector Fund                 0.67%            0%         0.20%      0.01%         0.88%
JNL/Curian Energy Sector Fund                          0.67%            0%         0.20%      0.01%         0.88%
JNL/Curian Financial Sector Fund                       0.67%            0%         0.20%      0.01%         0.88%
JNL/Curian Pharmaceutical/Healthcare Sector Fund       0.67%            0%         0.20%      0.01%         0.88%
JNL/Curian Technology Sector Fund                      0.67%            0%         0.20%      0.01%         0.88%
-------------------------------------------------- --------------- -------------- --------- ------------- ------------

Certain Funds pay Jackson National Asset Management, LLC, the adviser, an Administrative Fee of .10% for certain services provided to the JNL Series Trust by Jackson National Asset Management, LLC. The JNL/JPMorgan International Value Fund, the JNL/Janus Global Equities Fund, the JNL/Mellon Capital Management International Index Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/Putnam International Equity Fund, and all the Curian Funds, except JNL/Curian Global 15 Fund, pay an Administrative Fee of .15%. The JNL/Curian Global 15 Fund pays an Administrative Fee of .20%. The JNL/S&P Funds pay an Administrative Fee of .05%. The Administrative Fees are paid to Jackson National Asset Management, LLC. The Total Fund Annual Expenses reflect the inclusion of the Administrative Fee. The management fee reflects a reduction in connection with (i) the approval of Curian as the new sub-adviser to the Fund and (ii) the adoption of a 0.20% Rule 12b-1 fee for the Fund's Class A shares.

*The Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote services and the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Funds. The 12b-1 fee is only paid to the extent that the commission is recaptured. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

**Effective December 15, 2003, the Fund implemented the Rule 12b-1 fee for Class A shares as part of its adoption of a Rule 12b-1 Plan. Rule 12b-1 fees may not exceed 0.20% of average daily net assets attributed to Class A shares.

***The JNL/Janus Global Equities Fund (the "Fund") was closed to new Contract owners on September 1, 2000. The Fund is still available to Contract owners who purchased their Contracts prior to September 1, 2000, even if the Contract owner does not have a current allocation in the Fund. The Fund is also available to both new and existing Contract owners as an underlying Fund of the JNL/S&P Conservative Growth Fund I, the JNL/S&P Moderate Growth Fund I, the JNL/S&P Aggressive Growth Fund I, the JNL/S&P Very Aggressive Growth Fund I, the JNL/S&P Equity Growth Fund I and the JNL/S&P Equity Aggressive Growth Fund I.

**** UNDERLYING FUND EXPENSES. The expenses shown above are the annual operating expenses for the JNL/S&P Funds. Because the JNL/S&P Funds invest in other Funds of the JNL Series Trust, the JNL/S&P Funds will indirectly bear their pro rata share of fees and expenses of the underlying Funds in addition to the expenses shown.

The total annual operating expenses for each JNL/S&P Fund (including both the annual operating expenses for the JNL/S&P Funds and the annual operating expenses for the underlying Funds) could range from .79% to 1.46% (this range reflects an investment in the Funds with the lowest and highest Total Fund Annual Expenses). The table below shows estimated total annual operating expenses for each of the JNL/S&P Funds based on the pro rata share of expenses that the JNL/S&P Funds would bear if they invested in a hypothetical mix of underlying Funds. The adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Funds will incur based on the actual mix of underlying Funds. The expenses shown below include both the annual operating expenses for the JNL/S&P Fund and the annual operating expenses for the underlying Funds. The actual expenses of each JNL/S&P Fund will be based on the actual mix of underlying Funds in which it invests. The actual expenses may be greater or less than those shown.

   JNL/S&P Conservative Growth Fund I....................................1.050%
   JNL/S&P Moderate Growth Fund I........................................1.117%
   JNL/S&P Aggressive Growth Fund I......................................1.190%
   JNL/S&P Very Aggressive Growth Fund I.................................1.222%
   JNL/S&P Equity Growth Fund I..........................................1.214%
   JNL/S&P Equity Aggressive Growth Fund I...............................1.222%
   JNL/S&P Core Index 50 Fund .......................................... 1.009%
   JNL/S&P Core Index 75 Fund............................................0.950%
   JNL/S&P Core Index 100 Fund...........................................0.869%

S&P NAME. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500," "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company and Curian Capital LLC. These Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in these Funds. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

DOW JONES NAME. "Dow Jones," "Dow Jones Industrial AverageSM," "DJIASM" and "The Dow 10SM Index" are service marks of Dow Jones & Company, Inc. (Dow Jones) and have been licensed for use for certain purposes by Curian Capital LLC. Dow Jones has no relationship to the annuity and Curian Capital LLC, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with JNL/Curian The DowSM 10 Fund. Please see Appendix A for additional information. The JNL/Curian The DowSM 10 Fund are no sponsored , endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product(s).

***** JNL/Curian The S&P(R) 10 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this Fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

On page 6, the "EXAMPLES" section should be deleted in its entirety and replaced with the following:

EXAMPLES. These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract owner transaction expenses, Contract fees, separate account annual expenses and Fund fees and expenses.

The examples assume that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor premium tax charges are reflected in the examples. The examples also assume that your investment has a 5% annual return on assets each year. Your actual costs may be higher or lower than the costs shown in the examples.

The following examples include maximum Fund fees and expenses. Based on these assumptions, your costs would be:

If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$292              $895              $1,523           $3,214

If you surrender your Contract at the end of each time period

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$992              $1,395            $1,823           $3,214

The following examples include minimum Fund fees and expenses. Based on these assumptions, your costs would be:

If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$205              $634              $1,088           $2,348

If you surrender your Contract at the end of each time period:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$905              $1,134            $1,388           $2,348

On page 15, the following should be added to the section entitled "THE COMPANY":

Jackson National is working to provide statements/correspondence/information electronically. When this program is available, Jackson National will, if possible, forward statements/correspondence/information electronically. If you elect to receive statements/correspondence electronically and wish to discontinue electronic delivery, contact us at our Service Center.

On page 17, the following Funds should be added as "JNL VARIABLE FUND LLC":

         JNL/Curian Communications Sector Fund
         JNL/Curian Consumer Brands Sector Fund
         JNL/Curian Energy Sector Fund
         JNL/Curian Financial Sector Fund
         JNL/Curian Pharmaceutical/Healthcare Sector Fund
         JNL/Curian Technology Sector Fund

On pages 17 and 18, under the Sub-Adviser chart, the references to J.P. Morgan Investment Management, Inc., Mellon Capital Management Corporation, and First Trust Advisors L.P. should be deleted in their entirety and replaced with the following:

------------------------------------------ ---------------------------------------------------------------
Curian Capital LLC                         JNL/Curian S&P 500 Index Fund
                                           JNL/Curian S&P 400 MidCap Index Fund
                                           JNL/Curian Small Cap Index Fund
                                           JNL/Curian Enhanced S&P 500 Index Fund
                                           JNL/Curian The DowSM 10 Fund
                                           JNL/Curian The S&P(R)10 Fund
                                           JNL/Curian Global 15 Fund
                                           JNL/Curian 25 Fund
                                           JNL/Curian Small-Cap Fund
                                           JNL/Curian Communications Sector Fund
                                           JNL/Curian Consumer Brands Sector Fund
                                           JNL/Curian Energy Sector Fund
                                           JNL/Curian Financial Sector Fund
                                           JNL/Curian Pharmaceutical/Healthcare Sector Fund
                                           JNL/Curian Technology Sector Fund
------------------------------------------ ---------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------
J.P. Morgan Investment Management, Inc.    JNL/JPMorgan International Value Fund
------------------------------------------ ---------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------
Mellon Capital Management Corporation      JNL/Mellon Capital Management Bond Index Fund
                                           JNL/Mellon Capital Management International Index Fund
------------------------------------------ ---------------------------------------------------------------

On page 20, the third bullet of the section entitled "WITHDRAWAL CHARGE" should be deleted in its entirety and replaced with the following:

     o 10% during each Contract year for the first withdrawal of premium of the year, 10% of premium paid that is still subject to a Withdrawal Charge (not yet withdrawn), less earnings ("Free Withdrawal").

On page 20, the fifth paragraph should be deleted in its entirety and replaced with the following:

Jackson National does not assess the Withdrawal Charge on any payments paid out as (1) income payments, (2) death benefits, or (3) withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code (if the withdrawal requested exceeds the minimum distribution requirements, the withdrawal charge will not be waived on any portion of the withdrawal).

On page 21, the first paragraph under "DISTRIBUTION OF CONTRACTS" should be deleted in its entirety and replaced with the following:

DISTRIBUTION OF CONTRACTS. Jackson National Life Distributors, Inc., is located at 8055 E. Tufts Avenue, Denver, Colorado 80237, and serves as the distributor of the Contracts. Jackson National Life Distributors, Inc. and Jackson National NY are wholly owned subsidiaries of Jackson National Life Insurance Company.

On page 23, the section entitled "TELEPHONE TRANSACTIONS" should be deleted in its entirety and replaced with the following:

TELEPHONE AND INTERNET TRANSACTIONS - THE BASICS. You can request certain transactions by telephone or at www.jnlny.com, our Internet Web site. Our Customer Service representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet Web site. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jnlny.com.

WHAT YOU CAN DO AND HOW. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization you provide to us in an application, at our Web site, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary. To notify us, please call us at the Service Center number referenced in your Contract or on your quarterly statement.

WHAT YOU CAN DO AND WHEN. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. We will retain permanent records of all Web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone our Service Center immediately.

HOW TO CANCEL A TRANSACTION. Telephone or Internet transfer requests may currently only be cancelled by calling the Service Center before the close of the New York Stock Exchange on the day the transaction will be processed.

OUR PROCEDURES. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications. We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in good order. Upon notification of the owner's death, any telephone transfer authorization, other than by the surviving joint owners, designated by the owner ceases and We will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

On page 26, the first paragraph under "DEATH BENEFIT" should be deleted in its entirety and replaced with the following:

The death benefit paid to your beneficiary upon your death is calculated as of the date we receive completed claim forms and proof of death from the beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive completed claim forms and due proof of death from the first beneficiary). The difference between the account value and the guaranteed minimum death benefit will be put into your account as of the date we receive completed claim forms and proof of death from the beneficiary of record and will be allocated among investment options according to future allocations on file for your account as of that date. Each beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received.

On page 28, the paragraph entitled "TAX-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS" should be deleted in its entirety and replaced with the following:

The Code imposes limits on loans, withdrawals, and income payments under tax-qualified Contracts. The Code also imposes minimum distribution requirements for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

On page 29, the paragraph entitled "OWNER CONTROL" should be deleted in its entirety and replaced with the following:

In a Revenue Ruling issued in 2003, the Internal Revenue Service (IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the contract owner and Jackson National regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.

The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only twelve investment options with the insurance company having the ability to add an additional eight options whereas a Contract offers 55 Investment Divisions and 4 Fixed Accounts, although a Contract owner can select no more than 18 Allocation Options at any one time. The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner will be permitted to make up to 15 transfers in any one year without a charge.

The Revenue Ruling states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson National does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

On page 30, the fifth paragraph of the section entitled "WITHDRAWAL CHARGE" should be deleted in its entirety and replaced with the following:

Jackson National does not assess the Withdrawal Charge on any payments paid out as (1) income payments after the first year, (2) death benefits, or (3) withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code (if the withdrawal requested exceeds the minimum distribution requirements, the withdrawal charge will not be waived on any portion of the withdrawal). Withdrawals for terminal illness or other specified conditions as defined by Jackson National may not be subject to a Withdrawal Charge. These provisions are not available in all states.

On page 31, the second paragraph under "LEGAL PROCEEDINGS" should be deleted in its entirety and replaced with the following:

Jackson National Life Insurance Company ("Jackson National" or "JNL") is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products. These matters are sometimes referred to as market conduct litigation. The litigation against JNL seeks to certify various classes of policyholders who purchased either life insurance or annuity products from JNL during some period from 1981 to present. JNL has retained national and local counsel experienced in the handling of such litigation, and has obtained favorable rulings in prior similar cases. However, at this time, it is not feasible to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome in such actions.

Page A-1 should be deleted in its entirety and replaced with the following:

                                   APPENDIX A

DOW JONES DOES NOT:

o Sponsor, endorse, sell or promote the JNL/Curian The DowSM 10 Fund.

o Recommend that any person invest in the JNL/Curian The DowSM 10 Fund or any other securities.

o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Curian The DowSM 10 Fund.

o Have any responsibility or liability for the administration, management or marketing of the JNL/Curian The DowSM 10 Fund.

o Consider the needs of the JNL/Curian The DowSM 10 Fund, or the owners of the JNL/Curian The Dow 10 Fund in determining, composing or calculating the DJIA or have any obligation to do so.

--------------------------------------------------------------------------------
DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE
JNL/CURIAN THE DOWSM 10 FUND. SPECIFICALLY,

o DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

     o THE RESULTS TO BE OBTAINED BY THE JNL/CURIAN THE DOWSM 10 FUND, THE OWNERS OF THE JNL/CURIAN THE DOWSM 10 FUND, OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

     o    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

     o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA.

o DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA.

o UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN CURIAN CAPITAL LLC (SUB-ADVISER TO THE VARIABLE FUNDS) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/CURIAN THE DOWSM 10 FUND, OR ANY OTHER THIRD PARTIES.

--------------------------------------------------------------------------------


(To be used with NV3174 Rev. 05/03.)

                       STATEMENT OF ADDITIONAL INFORMATION

                                DECEMBER 15, 2003



                     INDIVIDUAL AND GROUP DEFERRED FIXED AND
                           VARIABLE ANNUITY CONTRACTS
                     ISSUED BY THE JNLNY SEPARATE ACCOUNT I
             OF JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK



This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated May 1, 2003. The Prospectus may be obtained from Jackson National Life Insurance Company of New York by writing P.O. Box 378004, Denver, Colorado 80237, or calling 1-800-599-5651. Not all Investment Divisions described in this SAI may be available for investment.





                                TABLE OF CONTENTS
                                                                     PAGE

General Information and History.........................................2
Services................................................................2
Purchase of Securities Being Offered....................................2
Underwriters............................................................3
Calculation of Performance..............................................3
Additional Tax Information..............................................9
Net Investment Factor .................................................20
Financial Statements ..................................................22

GENERAL INFORMATION AND HISTORY

JNLNY Separate Account I (Separate Account) is a separate investment account of Jackson National Life Insurance Company of New York (Jackson National NY). In September 1997, the company changed its name from First Jackson National Life Insurance Company to its present name. Jackson National NY is a wholly-owned subsidiary of Jackson National Life Insurance Company, and is ultimately a wholly-owned subsidiary of Prudential plc, London, England, a publicly traded life insurance company in the United Kingdom.

Curian Capital, LLC (Curian) is a wholly-owned subsidiary of Jackson National which is in turn wholly-owned by Prudential plc, a publicly traded life insurance company in the United Kingdom.

The JNL/Curian S&P Divisions and JNL/S&P Divisions are not sponsored, endorsed, sold or promoted by Standard & Poor's (S&P(R)), a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the owners of the Divisions or any member of the public regarding the advisability of investing in securities generally or in the Divisions particularly or the ability of the S&P 500 Index and the S&P 400 Index to track general stock market performance. S&P's only relationship to the Separate Account (Licensee) is the licensing of certain trademarks and trade names of S&P and of the S&P 500(R) and S&P 400 Index which are determined, composed and calculated by S&P without regard to the Licensee or the Divisions. S&P has no obligation to take the needs of the Licensee or the owners of the Divisions into consideration in determining, composing or calculating the S&P 500 and S&P 400 Indexes. S&P is not responsible for and has not participated in the determination of the prices and amount of the Divisions or the timing of the issuance or sale of the Divisions or in the determination or calculation of the equation by which the Divisions are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Divisions.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 AND THE S&P 400 INDEXES OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISION, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX AND S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX AND S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

SERVICES

Jackson National NY keeps the assets of the Separate Account. Jackson National NY holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.

KPMG LLP, 303 E. Wacker Drive, Chicago, IL 60601 serves as independent accountants for the Separate Account.

Jorden Burt LLP has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts described in the Prospectus.

PURCHASE OF SECURITIES BEING OFFERED

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

UNDERWRITERS

The Contracts are offered continuously and are distributed by Jackson National Life Distributors, Inc. (JNLD), 8055 East Tufts Avenue, Denver, Colorado 80237. JNLD is a subsidiary of Jackson National Life Insurance Company.

The aggregate amount of underwriting commissions paid to broker/dealers were:
$3,587,923 in 2001, and $4,595,280 in 2002. This product was not available in 2000. JNLD did not retain any portion of the commissions.

CALCULATION OF PERFORMANCE

When Jackson National NY advertises performance for an Investment Division (except the JNL/PPM America Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Fund. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the insurance charges and the Contract maintenance charge. The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.

The standardized average annual total returns for each Investment Division (except the JNL/PPM America Money Market Division) for the period ended December 31, 2002 are as follows (more recent returns may be more or less than the stated returns due to market volatility):

             STANDARDIZED PERFORMANCE WITH THE CONTRACT ENHANCEMENT

                                                                                                       DATE OF INITIAL
                                                                                                        INVESTMENT IN
                                                                                                        CORRESPONDING
                                                                                                         DIVISION TO
                                                                                                        DECEMBER 31,
                                                                                   ONE YEAR PERIOD          2002*
JNL/AIM Large Cap Growth Division(8)                                                    -33.82%              -22.58%
JNL/AIM Premier Equity Division(8)                                                      -36.54%              -24.73%
JNL/AIM Small Cap Growth Division(8)                                                    -35.66%              -20.39%
JNL/Alger Growth Division(1)                                                            -41.43%               -5.75%
JNL/Alliance Capital Growth Division(6)                                                 -39.31%              -29.13%
JNL/Curian S&P 500 Index Division(9)                                                        N/A               -0.13%
JNL/Curian S&P 400 Mid Cap Index Division(9)                                                N/A               -2.13%
JNL/Curian Small Cap Index Division(9)                                                      N/A               -6.79%
JNL/Mellon Capital Management International Index Division(9)                               N/A              -11.88%
JNL/Mellon Capital Management Bond Index Division(9)                                        N/A               -3.46%
JNL/Curian Enhanced S&P 500 Stock Index Division(10)                                        N/A               -0.51%
JNL/Eagle Core Equity Division(1)                                                       -29.02%               -4.05%
JNL/Eagle SmallCap Equity Division(1)                                                   -31.19%               -8.02%
JNL/Curian Enhanced S&P 500 Stock Index Division(10)                                        N/A               -0.51%
JNL/Janus Aggressive Growth Division(1)                                                 -38.06%               -2.53%
JNL/Janus Balanced Division(6)                                                          -15.37%               -8.80%
JNL/Janus Capital Growth Division(1)                                                    -37.53%               -8.45%
JNL/Janus Global Equities Division(1)                                                       N/A                  N/A
JNL/JPMorgan International Value Division(10)                                               N/A               -2.90%
JNL/Lazard Mid Cap Value Division(8)                                                    -22.67%               -9.96%
JNL/Lazard Small Cap Value Division(8)                                                  -25.75%              -11.89%
JNL/Mellon Capital Management International Index Division(9)                               N/A              -11.88%
JNL/Mellon Capital Management Bond Index Division(9)                                        N/A               -3.46%
JNL/Oppenheimer Global Growth Division(7)                                               -30.78%              -23.58%
JNL/Oppenheimer Growth Division(7)                                                      -33.67%              -24.71%
JNL/PIMCO Total Return Bond Division(8)                                                  -0.26%               -0.77%
JNL/PPM America Balanced Division(1)                                                    -10.81%                1.26%
JNL/PPM America High Yield Bond Division(1)                                              -6.91%               -2.02%
JNL/PPM America Value Division(10)                                                          N/A                2.19%
JNL/Putnam Growth Division(1)                                                           -32.49%               -9.91%
JNL/Putnam International Equity Division(1)                                             -29.03%               -9.20%
JNL/Putnam Midcap Growth Division(6)                                                    -37.63%              -26.69%
JNL/Putnam Value Equity Division(1)                                                     -28.41%               -7.09%
JNL/Salomon Brothers Global Bond Division(1)                                             -0.63%                2.60%
JNL/Salomon Brothers U.S. Government & Quality Bond Division(1)                           2.22%                4.71%
JNL/T. Rowe Price Established Growth Division(1)                                        -31.77%               -4.29%
JNL/T. Rowe Price Mid-Cap Growth Division(1)                                            -30.41%               -1.41%
JNL/T. Rowe Price Value Division(6)                                                     -25.44%               -6.01%
JNL/S&P Conservative Growth Division I(2)                                               -17.44%               -4.38%
JNL/S&P Moderate Growth Division I(3)                                                   -21.61%               -5.34%
JNL/S&P Aggressive Growth Division I(4)                                                 -26.83%               -8.73%
JNL/S&P Very Aggressive Growth Division I(5)                                            -31.62%              -12.19%
JNL/S&P Equity Growth Division I(3)                                                     -31.96%              -10.51%
JNL/S&P Equity Aggressive Growth Division I(3)                                          -31.61%              -10.29%
JNL/S&P Core Index 50 Division(9)                                                           N/A               -2.75%
JNL/S&P Core Index 75 Division(9)                                                           N/A               -2.35%
JNL/S&P Core Index 100 Division(9)                                                          N/A               -2.62%
JNL/Curian The DowSM 10 Division(9)                                                         N/A                4.29%
JNL/Curian The S&P(R)10 Division(9)                                                         N/A              -10.88%
JNL/Curian Global 15 Division(9)                                                            N/A              -10.38%
JNL/Curian 25 Division(9)                                                                   N/A               -4.54%
JNL/Curian Small-Cap Division(9)                                                            N/A                1.03%
JNL/Curian Communications Sector Fund(11)                                                   N/A                  N/A
JNL/Curian Consumer Brands Sector Fund(11)                                                  N/A                  N/A
JNL/Curian Energy Sector Fund(11)                                                           N/A                  N/A
JNL/Curian Financial Sector Fund(11)                                                        N/A                  N/A
JNL/Curian Pharmaceutical/Healthcare Sector Fund(11)                                        N/A                  N/A
JNL/Curian Technology Sector Fund(11)                                                       N/A                  N/A

1    Corresponding Fund commenced operations on April 1, 1998.
2    Corresponding Fund commenced operations on April 22, 1999.
3    Corresponding Fund commenced operations on April 20, 1999.
4    Corresponding Fund commenced operations on May 10, 1999.
5    Corresponding Fund commenced operations on May 13, 1999.
6    Corresponding Fund commenced operations on May 1, 2000.
7    Corresponding Fund commenced operations on May 1, 2001.
8    Corresponding Fund commenced operations on October 29, 2001.
9    Corresponding Fund commenced operations on July 22, 2002.
10   Corresponding Fund commenced operations on September 30, 2002.
11   Corresponding Fund commenced operations on December 15, 2003.

Jackson National NY may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. The Contract is designed for long term investment, therefore Jackson National NY believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Contract.

The non-standardized total returns that each Investment Division (except the JNL/PPM America Money Market Division) would have achieved if it had been invested in the corresponding Fund for the periods indicated, calculated in a manner similar to standardized average annual total return but assuming a hypothetical initial investment of $10,000 and without deducting the Contract maintenance charge or the withdrawal charge, are as follows (more recent returns may be more or less than the stated returns due to market volatility):

          NON-STANDARDIZED PERFORMANCE WITHOUT THE CONTRACT ENHANCEMENT


                                                                                                           DATE OF INITIAL
                                                                                                             OFFERING OF
                                                                    ONE YEAR PERIOD   FIVE YEAR PERIOD   CORRESPONDING FUND
                                                                         ENDED              ENDED                TO
                                                                     DECEMBER 31,       DECEMBER 31,        DECEMBER 31,
                                                                         2002               2002                 2002
JNL/AIM Large Cap Growth Division(8)                                      -26.50%                 N/A             -16.96%
JNL/AIM Premier Equity Division(8)                                        -29.23%                 N/A             -19.09%
JNL/AIM Small Cap Growth Division(8)                                      -28.33%                 N/A             -14.75%
JNL/Alger Growth Division(1)                                              -34.12%                 N/A              -4.56%
JNL/Alliance Capital Growth Division(6)                                   -31.99%                 N/A             -25.65%
JNL/Curian S&P 500 Index Division(9)                                          N/A                 N/A               7.08%
JNL/Curian S&P 400 Mid Cap Index Division(9)                                  N/A                 N/A               5.07%
JNL/Curian Small Cap Index Division(9)                                        N/A                 N/A               0.40%
JNL/Mellon Capital Management International Index Division(9)                 N/A                 N/A              -4.71%
JNL/Mellon Capital Management Bond Index Division(9)                          N/A                 N/A               3.73%
JNL/Curian Enhanced S&P 500 Stock Index Division(10)                          N/A                 N/A               6.69%
JNL/Eagle Core Equity Division(1)                                         -21.64%                 N/A              -2.90%
JNL/Eagle SmallCap Equity Division(1)                                     -23.84%                 N/A              -6.78%
JNL/Janus Aggressive Growth Division(1)                                   -30.73%                 N/A              -1.42%
JNL/Janus Balanced Division(6)                                             -7.87%                 N/A              -6.23%
JNL/Janus Capital Growth Division(1)                                      -30.20%                 N/A              -7.20%
JNL/Janus Global Equities(1)                                              -28.13%                 N/A              -5.77%
JNL/JPMorgan International Value Division(10)                                 N/A                 N/A               4.21%
JNL/Lazard Mid Cap Value Division(8)                                      -15.28%                 N/A              -4.37%
JNL/Lazard Small Cap Value Division(8)                                    -18.37%                 N/A              -6.29%
JNL/Oppenheimer Global Growth Division(7)                                 -23.41%                 N/A             -19.03%
JNL/Oppenheimer Growth Division(7)                                        -26.33%                 N/A             -20.14%
JNL/PIMCO Total Return Bond Division(8)                                     7.33%                 N/A               4.89%
JNL/PPM America Balanced Division(1)                                       -3.30%                 N/A               2.31%
JNL/PPM America High Yield Bond Division(1)                                 0.63%                 N/A              -0.90%
JNL/PPM America Value Division(10)                                            N/A                 N/A               9.30%
JNL/Putnam Growth Division(1)                                             -25.15%                 N/A              -8.61%
JNL/Putnam International Equity Division(1)                               -21.69%                 N/A              -7.91%
JNL/Putnam Midcap Growth Division(6)                                      -30.30%                 N/A             -23.36%
JNL/Putnam Value Equity Division(1)                                       -20.98%                 N/A              -5.85%
JNL/Salomon Brothers Global Bond Division(1)                                6.87%                 N/A               3.62%
JNL/Salomon Brothers U.S. Government & Quality Bond Division(1)             9.92%                 N/A               5.73%
JNL/T. Rowe Price Established Growth Division(1)                          -24.39%                 N/A              -3.14%
JNL/T. Rowe Price Mid-Cap Growth Division(1)                              -23.01%                 N/A              -0.99%
JNL/T. Rowe Price Value Division(6)                                       -17.99%                 N/A              -3.53%
JNL/S&P Conservative Growth Division I(2)                                  -9.75%                 N/A              -6.87%
JNL/S&P Moderate Growth Division I(3)                                     -13.62%                 N/A              -7.67%
JNL/S&P Aggressive Growth Division I(4)                                   -19.39%                 N/A             -11.00%
JNL/S&P Very Aggressive Growth Division I(5)                              -24.26%                 N/A             -14.22%
JNL/S&P Equity Growth Division I(3)                                       -24.40%                 N/A             -12.55%
JNL/S&P Equity Aggressive Growth Division I(3)                            -24.28%                 N/A             -12.44%
JNL/S&P Core Index 50 Division(9)                                             N/A                 N/A               4.44%
JNL/S&P Core Index 75 Division(9)                                             N/A                 N/A               4.85%
JNL/S&P Core Index 100 Division(9)                                            N/A                 N/A               4.57%
JNL/Curian The DowSM 10 Division(9)                                           N/A                N/A               11.51%
JNL/Curian The S&P(R)10 Division(9)                                           N/A                N/A               -3.70%
JNL/Curian Global 15 Division(9)                                             N/A                N/A               -3.20%
JNL/Curian 25 Division(9)                                                     N/A                N/A                2.66%
JNL/Curian Small-Cap Division(9)                                              N/A                N/A                8.23%
JNL/Curian Communications Sector Fund(11)                                     N/A                N/A                  N/A
JNL/Curian Consumer Brands Sector Fund(11)                                    N/A                N/A                  N/A
JNL/Curian Energy Sector Fund(11)                                             N/A                N/A                  N/A
JNL/Curian Financial Sector Fund(11)                                          N/A                N/A                  N/A
JNL/Curian Pharmaceutical/Healthcare Sector Fund(11)                          N/A                N/A                  N/A
JNL/Curian Technology Sector Fund(11)                                         N/A                N/A                  N/A

1    Corresponding Fund commenced operations on April 1, 1998.
2    Corresponding Fund commenced operations on April 22, 1999.
3    Corresponding Fund commenced operations on April 20, 1999.
4    Corresponding Fund commenced operations on May 10, 1999.
5    Corresponding Fund commenced operations on May 13, 1999.
6    Corresponding Fund commenced operations on May 1, 2000.
7    Corresponding Fund commenced operations on May 1, 2001.
8    Corresponding Fund commenced operations on October 29, 2001.
9    Corresponding Fund commenced operations on July 22, 2002.
10   Corresponding Fund commenced operations on September 30, 2002.
11   Corresponding Fund commenced operations on December 15, 2003.

The non-standardized total returns listed above would have to be lower if the withdrawal charge had been deducted.

Prior to May 1, 1997, the corresponding Fund to the JNL/PPM America Balanced Division was sub-advised by Phoenix Investment Counsel, Inc., the corresponding Fund to the JNL/PutnamJNL/Putnam Growth Fund was sub-advised by Phoenix Investment Counsel, Inc., and the corresponding Fund to the JNL/PutnamJNL/Putnam Value Equity Fund was sub-advised by PPM America, Inc.

Prior to May 1, 2000, the corresponding Fund to the JNL/PutnamJNL/Putnam International Equity Division was the JNL/T. Rowe Price International Equity Fund and the corresponding Fund was sub-advised by Rowe Price-Fleming International, Inc.

Prior to December 15, 2003, the JNL/Curian The DowSM 10 Division was the First Trust/JNL The DowSM Target 10 Division and the corresponding Fund was sub-advised by First Trust Advisors L.P., the JNL/Curian The S&P(R) 10 Division was the First Trust/JNL The S&P(R) Target 10 Division and the corresponding Fund was sub-advised by First Trust Advisors L.P., the JNL/Curian Global 15 Division was the First Trust/JNL Global Target 15 Division and the corresponding Fund was sub-advised by First Trust Advisors L.P., the JNL/Curian 25 Division was the First Trust/JNL Target 25 Division and the corresponding Fund was sub-advised by First Trust Advisors L.P., and the JNL/Curian Small-Cap Division was the First Trust/JNL Target Small-Cap Division and the corresponding Fund was sub-advised by First Trust Advisors L.P., the JNL/Curian Enhanced S&P 500 Stock Index Division was the JPMorgan/JNL Enhanced S&P 500 Stock Index Division and the corresponding Fund was sub-advised by J.P. Morgan Investment Management, Inc., the JNL/Curian S&P 500 Index Division was the Mellon Capital Management/JNL S&P 500 Index Division and the corresponding Fund was sub-advised by Mellon Capital Management Corporation, the JNL/Curian S&P 400 Mid Cap Division was the Mellon Capital Management/JNL 400 Mid Cap Index Division and the corresponding Fund was sub-advised by Mellon Capital Management Corporation, and the JNL/Curian Small Cap Index Division was the Mellon Capital Management/JNL Small Cap Index Division and the corresponding Fund was sub-advised by Mellon Capital Management Corporation.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding Fund has been in existence for longer than the Investment Division, the non-standardized total return quotations will show the investment performance the Investment Division would have achieved (reduced by the applicable charges) had it been invested in the Fund for the period quoted.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than original cost.

Jackson National NY may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

                                [OBJECT OMITTED]

Where:

 a  =  net  investment  income  earned  during  the period by the Fund attributable  to shares owned by the Investment Division.
 b  =  expenses for the Investment Division accrued for the period (net of reimbursements).
 c  =  the average daily number of accumulation units outstanding during the period.
 d = the maximum offering price per accumulation unit on the last day of the period.

The maximum withdrawal charge is 7%.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

The yield for the 30-day period ended December 31, 2002 for each of the referenced Investment Divisions is as follows:

JNL/PPM America Balanced Fund                                         1.19%
JNL/PPM America High Yield Bond Fund                                  6.55%
JNL/Salomon Brothers Global Bond Fund                                 4.48%
JNL/Salomon Brothers U.S. Government & Quality Bond Fund              2.04%

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Fund. The yield on amounts held in the Investment Divisions normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.

Any current yield quotations of the JNL/PPM America Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period. The JNL/PPM America Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The JNL/PPM America Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division. The JNL/PPM America Money Market Division's yield and effective yield for the seven-day period ended December 31, 2002, were -0.69% and -0.69%, respectively.

The JNL/PPM America Money Market Division's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner's investment in the JNL/PPM America Money Market Division nor that Division's investment in the JNL/PPM America Money Market Fund, is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

ADDITIONAL TAX INFORMATION

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON NATIONAL NY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), governs taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

The taxable portion is taxed at ordinary income tax rates. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Jackson National NY is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Jackson National NY and its operations form a part of Jackson National NY.

WITHHOLDING TAX ON DISTRIBUTIONS

The Code generally requires Jackson National NY (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to thirty percent (30%) of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual funds underlying variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual fund is represented by any four investments.

Jackson National NY intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.

Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson National regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson National or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only twelve investment options with the insurance company having the ability to add an additional eight options whereas the Contract offers 49 Investment Divisions and 7 Fixed Accounts although a Contract owner can select no more than 18 Allocation Options at any one time. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30 day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.

Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson National NY does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson National NY reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple annuity Contracts which are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract. Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY V. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity Contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area, owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS APPROVAL

The Contract and all riders attached thereto, have been approved by the IRS for use as an Individual Retirement Annuity prototype.

TAX-QUALIFIED PLANS

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan.

TAX TREATMENT OF WITHDRAWALS

NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

TAX-QUALIFIED CONTRACTS

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) upon separation from service after attainment of age 55, distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts; (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes -- Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract. The IRS has announced that it is reconsidering this rule and that during its reconsideration, the rule is not effective. The IRS has further announced that if this rule, or a similar rule is adopted after its reconsideration, such rule will not come into effect before January 2004.

TYPES OF TAX-QUALIFIED PLANS

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson National NY's administrative procedures. Jackson National NY is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson National NY specifically consents to be bound. Owners, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson National NY in connection with certain Tax-Qualified Plans will utilize tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

         (a) Tax-Sheltered Annuities

         Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (b) Individual Retirement Annuities

         Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity which will be deductible from the individual's gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (c) Roth IRA Annuities

         Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $2,000 per year and are not deductible from taxable income. The Economic Growth & Tax Relief Reconciliation Act of 2001 (the "Act") increases the maximum annual dollar limitation limit for IRA contributions (including Roth IRA contributions) from $2,000 to $3,000 for calendar years 2002 through 2004; $4,000 for calendar years 2005 through 2007; and $5,000 for 2008. After 2008, the limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $500 for 2002 through 2005, and $1,000 for 2006 and later.

         Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

         Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

         Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

         (d) Pension and Profit-Sharing Plans

         The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (e) Eligible Deferred Compensation Plans -- Section 457

         Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of $8,500 or 33 1/3% of the participant's includible compensation. The Act increases the dollar limit on deferrals to conform to the elective deferral limitation. The Act also increases the elective deferral limitation to $11,000 for 2002 and in $1,000 annual increments thereafter until it reaches $15,000 in 2006. The limit is indexed for inflation after that in $500 increments. The Act also increases the 33 1/3% of compensation limitation on deferrals to 100% of compensation. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000 for 2002 and by additional $1,000 increments through 2006, when the catch-up contribution will by $5,000. Catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

         In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

         All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

         In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

               o    attains age 70 1/2,

               o    severs employment,

               o    dies, or

               o suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

NET INVESTMENT FACTOR

The net investment factor is an index applied to measure the net investment performance of an investment division from one valuation date to the next. The net investment factor for any investment division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

     (a)  is the net result of:

          (1) the net asset value of a Fund share held in the investment division determined as of the valuation date at the end of the valuation period, plus

          (2) the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

          (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson National NY during the valuation period which are determined by Jackson National NY to be attributable to the operation of the investment division (no federal income taxes are applicable under present law);

     (b) is the net asset value of the Fund share held in the investment division determined as of the valuation date at the end of the preceding valuation period; and

     (c) is the asset charge factor determined by Jackson National NY for the valuation period to reflect the asset based charges (the mortality and expense risks), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

Since the net investment factor may be greater or less than or equal to one, and the factor that offsets the 3% investment rate assumed is slightly less than one, the value of an annuity unit (which changes with the product of that factor) and the net investment may increase, decrease or remain the same.

                           JNLNY Separate Account - I




                       [GRAPHIC OMITTED][GRAPHIC OMITTED]








                              Financial Statements

                                December 31, 2002

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002



                                               AIM/           AIM/JNL            AIM/                                Alliance
                                          JNL Large Cap    Premier Equity    JNL Small Cap      Alger/JNL           Capital/JNL
                                         Growth Portfolio   II Portfolio    Growth Portfolio Growth Portfolio    Growth Portfolio
                                         ----------------- ---------------  ---------------- ----------------  ------------------
ASSETS
Investments, at value (a)                       $ 170,658       $ 236,044         $ 605,592      $ 4,936,148         $ 1,293,809
Receivables:
   Investment securities sold                           7              11                27              202             887,125
   Sub-account units sold                           1,417           1,492               526                -                   -
                                         ----------------- ---------------  ---------------- ----------------  ------------------
TOTAL ASSETS                                      172,082         237,547           606,145        4,936,350           2,180,934
                                         ----------------- ---------------  ---------------- ----------------  ------------------

LIABILITIES
Payables:
   Investment securities purchased                  1,417           1,492               526                -                   -
   Sub-account units redeemed                           -               -                 -                8             887,036
   Insurance fees due to Jackson National
      Life of New York                                  7              11                27              194                  89
                                         ----------------- ---------------  ---------------- ----------------  ------------------
TOTAL LIABILITIES                                   1,424           1,503               553              202             887,125
                                         ----------------- ---------------  ---------------- ----------------  ------------------
NET ASSETS (NOTE 6)                             $ 170,658       $ 236,044         $ 605,592      $ 4,936,148         $ 1,293,809
---------------------------------------  ================= ===============  ================ ================  ==================


(a)  Investment shares                             20,914          29,879            71,838          452,443             162,131
     Investments at cost                        $ 190,600       $ 289,827         $ 726,242      $ 8,577,172         $ 1,722,871



                                                              Eagle/JNL     First Trust/JNL  First Trust/JNL   First Trust/JNL
                                          Eagle/JNL Core       SmallCap       Global Target      Target 25     Target Small-Cap
                                         Equity Portfolio  Equity Portfolio   15 Portfolio       Portfolio         Portfolio
                                         ----------------  ---------------- ---------------  ---------------  -----------------
ASSETS
Investments, at value (a)                    $ 1,861,526       $ 1,877,415        $ 93,463        $ 240,144          $ 269,916
Receivables:
   Investment securities sold                         79                76               5               12                 14
   Sub-account units sold                              -                 -               -                -                  -
                                         ----------------  ---------------- ---------------  ---------------  -----------------
TOTAL ASSETS                                   1,861,605         1,877,491          93,468          240,156            269,930
                                         ----------------  ---------------- ---------------  ---------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                     -                 -               -                -                  -
   Sub-account units redeemed                          -                 -               -                -                  -
   Insurance fees due to Jackson National
      Life of New York                                79                76               5               12                 14
                                         ----------------  ---------------- ---------------  ---------------  -----------------
TOTAL LIABILITIES                                     79                76               5               12                 14
                                         ----------------  ---------------- ---------------  ---------------  -----------------
NET ASSETS (NOTE 6)                          $ 1,861,526       $ 1,877,415        $ 93,463        $ 240,144          $ 269,916
---------------------------------------  ================  ================ ===============  ===============  =================


(a)  Investment shares                           162,579           156,321           9,596           23,247             24,786
     Investments at cost                     $ 2,336,938       $ 2,346,512        $ 96,609        $ 241,346          $ 270,714

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002


                                          First Trust/JNL    First Trust/JNL      Janus/JNL         Janus/JNL         Janus/JNL
                                           The Dow Target    The S&P Target      Aggressive         Balanced           Capital
                                            10 Portfolio      10 Portfolio     Growth Portfolio     Portfolio      Growth Portfolio
                                         ------------------- ----------------  ----------------  ----------------  ----------------
ASSETS
Investments, at value (a)                         $ 301,425        $ 234,778       $ 7,589,530       $ 4,042,881       $ 6,203,783
Receivables:
   Investment securities sold                            15               12               309               169               248
   Sub-account units sold                                 -                -                 -             1,629                 -
                                         ------------------- ----------------  ----------------  ----------------  ----------------
TOTAL ASSETS                                        301,440          234,790         7,589,839         4,044,679         6,204,031
                                         ------------------- ----------------  ----------------  ----------------  ----------------

LIABILITIES
Payables:
   Investment securities purchased                        -                -                 -             1,629                 -
   Sub-account units redeemed                             -                -                14                 -                 6
   Insurance fees due to Jackson National
      Life of New York                                   15               12               295               169               242
                                         ------------------- ----------------  ----------------  ----------------  ----------------
TOTAL LIABILITIES                                        15               12               309             1,798               248
                                         ------------------- ----------------  ----------------  ----------------  ----------------
NET ASSETS (NOTE 6)                               $ 301,425        $ 234,778       $ 7,589,530       $ 4,042,881       $ 6,203,783
---------------------------------------  =================== ================  ================  ================  ================


(a)  Investment shares                               26,865           24,229           582,466           489,453           633,686
     Investments at cost                          $ 298,868        $ 243,210      $ 15,821,969       $ 4,467,896      $ 16,035,382


                                                                 JPMorgan/
                                              Janus/JNL        JNL Enhanced    JPMorgan/JNL       Lazard/JNL         Lazard/JNL
                                               Global          S&P 500 Stock   International        Mid Cap          Small Cap
                                         Equities Portfolio   Index Portfolio Value Portfolio   Value Portfolio   Value Portfolio
                                         -------------------  --------------- ---------------  ---------------- -----------------
ASSETS
Investments, at value (a)                       $ 4,436,957         $ 26,895        $ 59,656         $ 573,809       $ 1,023,627
Receivables:
   Investment securities sold                           177                1               2                27                44
   Sub-account units sold                                 -                -               -               652                 -
                                         -------------------  --------------- ---------------  ---------------- -----------------
TOTAL ASSETS                                      4,437,134           26,896          59,658           574,488         1,023,671
                                         -------------------  --------------- ---------------  ---------------- -----------------

LIABILITIES
Payables:
   Investment securities purchased                        -                -               -               652                 -
   Sub-account units redeemed                             7                -               -                 -                 -
   Insurance fees due to Jackson National
      Life of New York                                  170                1               2                27                44
                                         -------------------  --------------- ---------------  ---------------- -----------------
TOTAL LIABILITIES                                       177                1               2               679                44
                                         -------------------  --------------- ---------------  ---------------- -----------------
NET ASSETS (NOTE 6)                             $ 4,436,957         $ 26,895        $ 59,656         $ 573,809       $ 1,023,627
---------------------------------------  ===================  =============== ===============  ================ =================


(a)  Investment shares                              315,573            4,366          10,730            56,091           108,897
     Investments at cost                        $ 9,255,993         $ 27,008        $ 61,339         $ 662,790       $ 1,211,119

See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002


                                         Mellon Capital  Mellon Capital    Mellon Capital      Mellon Capital      Mellon Capital
                                         Management/JNL  Management/JNL    Management/JNL      Management/JNL      Management/JNL
                                           Bond Index    International     S&P 400 Mid Cap         S&P 500            Small Cap
                                           Portfolio    Index Portfolio    Index Portfolio     Index Portfolio     Index Portfolio
                                         -------------- ---------------  ------------------  ------------------  ------------------
ASSETS
Investments, at value (a)                     $ 19,827             $ -           $ 186,309           $ 257,511           $ 206,031
Receivables:
   Investment securities sold                        1               -               6,710               6,592               6,609
   Sub-account units sold                            -               -                   -                   -                   -
                                         -------------- ---------------  ------------------  ------------------  ------------------
TOTAL ASSETS                                    19,828               -             193,019             264,103             212,640
                                         -------------- ---------------  ------------------  ------------------  ------------------

LIABILITIES
Payables:
   Investment securities purchased                   -               -                   -                   -                   -
   Sub-account units redeemed                        -               -               6,700               6,578               6,598
   Insurance fees due to Jackson National
      Life of New York                               1               -                  10                  14                  11
                                         -------------- ---------------  ------------------  ------------------  ------------------
TOTAL LIABILITIES                                    1               -               6,710               6,592               6,609
                                         -------------- ---------------  ------------------  ------------------  ------------------
NET ASSETS (NOTE 6)                           $ 19,827             $ -           $ 186,309           $ 257,511           $ 206,031
---------------------------------------  ============== ===============  ==================  ==================  ==================


(a)  Investment shares                           1,892               -              21,791              33,057              25,949
     Investments at cost                      $ 20,207             $ -           $ 186,321           $ 259,082           $ 209,082



                                         Oppenheimer/JNL                       PIMCO/JNL        PPM America/       PPM America/
                                          Global Growth    Oppenheimer/JNL    Total Return      JNL Balanced      JNL High Yield
                                            Portfolio      Growth Portfolio  Bond Portfolio      Portfolio        Bond Portfolio
                                         ---------------  -----------------  --------------  -----------------  -----------------
ASSETS
Investments, at value (a)                     $ 924,878          $ 445,397     $ 5,767,820        $ 5,043,276        $ 4,746,268
Receivables:
   Investment securities sold                        43                 20          27,726                864             20,846
   Sub-account units sold                             -                  -         780,795                  -                652
                                         ---------------  -----------------  --------------  -----------------  -----------------
TOTAL ASSETS                                    924,921            445,417       6,576,341          5,044,140          4,767,766
                                         ---------------  -----------------  --------------  -----------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                    -                  -         780,795                  -                652
   Sub-account units redeemed                         -                  -          27,505                657             20,647
   Insurance fees due to Jackson National
      Life of New York                               43                 20             221                207                199
                                         ---------------  -----------------  --------------  -----------------  -----------------
TOTAL LIABILITIES                                    43                 20         808,521                864             21,498
                                         ---------------  -----------------  --------------  -----------------  -----------------
NET ASSETS (NOTE 6)                           $ 924,878          $ 445,397     $ 5,767,820        $ 5,043,276        $ 4,746,268
---------------------------------------  ===============  =================  ==============  =================  =================


(a)  Investment shares                          128,455             63,357         497,226            383,811            609,277
     Investments at cost                    $ 1,133,327          $ 557,384     $ 5,551,957        $ 5,165,196        $ 5,153,474

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002


                                           PPM America/    PPM America/                        Putnam/JNL         Putnam/JNL
                                            JNL Money       JNL Value      Putnam/JNL         International          Midcap
                                         Market Portfolio   Portfolio    Equity Portfolio    Equity Portfolio   Growth Portfolio
                                         ---------------- ------------- ------------------ ------------------- ------------------
ASSETS
Investments, at value (a)                    $ 5,567,422       $ 7,541        $ 3,018,863         $ 1,942,262          $ 902,452
Receivables:
   Investment securities sold                        218             -                125                  85                 39
   Sub-account units sold                        194,472             -                  -                 706                807
                                         ---------------- ------------- ------------------ ------------------- ------------------
TOTAL ASSETS                                   5,762,112         7,541          3,018,988           1,943,053            903,298
                                         ---------------- ------------- ------------------ ------------------- ------------------

LIABILITIES
Payables:
   Investment securities purchased               194,472             -                  -                 706                807
   Sub-account units redeemed                          -             -                  6                   8                  -
   Insurance fees due to Jackson National
      Life of New York                               218             -                119                  77                 39
                                         ---------------- ------------- ------------------ ------------------- ------------------
TOTAL LIABILITIES                                194,690             -                125                 791                846
                                         ---------------- ------------- ------------------ ------------------- ------------------
NET ASSETS (NOTE 6)                          $ 5,567,422       $ 7,541        $ 3,018,863         $ 1,942,262          $ 902,452
---------------------------------------  ================ ============= ================== =================== ==================


(a)  Investment shares                         5,567,422           687            231,508             255,898            176,605
     Investments at cost                     $ 5,561,645       $ 7,560        $ 5,210,423         $ 2,317,029        $ 1,307,063


                                           Putnam/JNL       S&P/JNL            S&P/JNL          S&P/JNL         S&P/JNL Equity
                                          Value Equity     Aggressive        Conservative      Core Index         Aggressive
                                           Portfolio   Growth Portfolio I  Growth Portfolio I 100 Portfolio   Growth Portfolio I
                                         ------------- ------------------  ------------------ -------------- ---------------------
ASSETS
Investments, at value (a)                 $ 5,875,372        $ 4,414,809        $ 10,062,344       $ 48,038           $ 1,279,528
Receivables:
   Investment securities sold                     238                185                 443              3                    84
   Sub-account units sold                           -                  -                 652              -                     -
                                         ------------- ------------------  ------------------ -------------- ---------------------
TOTAL ASSETS                                5,875,610          4,414,994          10,063,439         48,041             1,279,612
                                         ------------- ------------------  ------------------ -------------- ---------------------

LIABILITIES
Payables:
   Investment securities purchased                  -                  -                 652              -                     -
   Sub-account units redeemed                       -                  -                   -              -                    30
   Insurance fees due to Jackson National
      Life of New York                            238                185                 443              3                    54
                                         ------------- ------------------  ------------------ -------------- ---------------------
TOTAL LIABILITIES                                 238                185               1,095              3                    84
                                         ------------- ------------------  ------------------ -------------- ---------------------
NET ASSETS (NOTE 6)                       $ 5,875,372        $ 4,414,809        $ 10,062,344       $ 48,038           $ 1,279,528
---------------------------------------  ============= ==================  ================== ============== =====================


(a)  Investment shares                        449,875            523,082           1,061,429          5,547               174,085
     Investments at cost                  $ 7,392,615        $ 6,067,998        $ 11,066,222       $ 47,718           $ 1,995,012

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002


                                                                                                                      Salomon
                                                                                                    Salomon       Brothers/JNL
                                            S&P/JNL        S&P/JNL              S&P/JNL             Brothers/     U.S. Government
                                         Equity Growth  Moderate Growth      Very Aggressive       JNL Global        & Quality
                                          Portfolio I     Portfolio I      Growth Portfolio I    Bond Portfolio   Bond Portfolio
                                         -------------- ----------------  --------------------  ---------------  -----------------
ASSETS
Investments, at value (a)                  $ 5,701,263     $ 14,461,735           $ 1,102,118      $ 2,484,196        $ 9,857,127
Receivables:
   Investment securities sold                      254              667                    49              103             75,401
   Sub-account units sold                            -                -                     -              652              1,629
                                         -------------- ----------------  --------------------  ---------------  -----------------
TOTAL ASSETS                                 5,701,517       14,462,402             1,102,167        2,484,951          9,934,157
                                         -------------- ----------------  --------------------  ---------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                   -                -                     -              652              1,629
   Sub-account units redeemed                        -               11                     -                -             74,980
   Insurance fees due to Jackson National
      Life of New York                             254              656                    49              103                421
                                         -------------- ----------------  --------------------  ---------------  -----------------
TOTAL LIABILITIES                                  254              667                    49              755             77,030
                                         -------------- ----------------  --------------------  ---------------  -----------------
NET ASSETS (NOTE 6)                        $ 5,701,263     $ 14,461,735           $ 1,102,118      $ 2,484,196        $ 9,857,127
---------------------------------------  ============== ================  ====================  ===============  =================


(a)  Investment shares                         765,270        1,563,431               144,635          233,697            829,027
     Investments at cost                   $ 7,658,590     $ 16,673,209           $ 1,668,697      $ 2,454,722        $ 9,657,255



                                           T. Rowe Price/       T. Rowe Price/         T. Rowe
                                           JNL Established        JNL Mid-Cap         Price/JNL
                                          Growth Portfolio     Growth Portfolio    Value Portfolio
                                         --------------------  ------------------ ------------------
ASSETS
Investments, at value (a)                        $ 3,752,999         $ 4,314,576        $ 2,998,971
Receivables:
   Investment securities sold                            151                 175                128
   Sub-account units sold                                  -                   -                  -
                                         --------------------  ------------------ ------------------
TOTAL ASSETS                                       3,753,150           4,314,751          2,999,099
                                         --------------------  ------------------ ------------------

LIABILITIES
Payables:
   Investment securities purchased                         -                   -                  -
   Sub-account units redeemed                              -                   -                  -
   Insurance fees due to Jackson National
      Life of New York                                   151                 175                128
                                         --------------------  ------------------ ------------------
TOTAL LIABILITIES                                        151                 175                128
                                         --------------------  ------------------ ------------------
NET ASSETS (NOTE 6)                              $ 3,752,999         $ 4,314,576        $ 2,998,971
---------------------------------------  ====================  ================== ==================


(a)  Investment shares                               292,062             239,035            325,268
     Investments at cost                         $ 4,850,800         $ 5,221,867        $ 3,512,849

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002


                                                     AIM/JNL        AIM/JNL             AIM/          Alger/JNL       Alliance
                                                    Large Cap    Premier Equity    JNL Small Cap       Growth        Capital/JNL
                                                Growth Portfolio  II Portfolio    Growth Portfolio    Portfolio    Growth Portfolio
                                                ---------------- ---------------  ----------------  ------------- ------------------
INVESTMENT INCOME
   Dividends                                                $ -             $ -               $ -            $ -                $ -
                                                ---------------- ---------------  ----------------  ------------- ------------------

EXPENSES
   Insurance charges (Note 5)                             1,585           3,295             6,649         95,346             24,897
                                                ---------------- ---------------  ----------------  ------------- ------------------
TOTAL EXPENSES                                            1,585           3,295             6,649         95,346             24,897
                                                ---------------- ---------------  ----------------  ------------- ------------------
NET INVESTMENT LOSS                                      (1,585)         (3,295)           (6,649)       (95,346)           (24,897)
                                                ---------------- ---------------  ----------------  ------------- ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                  336             900                56              -                  -
   Investments                                          (12,365)        (16,093)          (43,664)      (975,881)          (506,217)
Net change in unrealized
   depreciation on investments                          (20,318)        (56,726)         (122,126)    (1,839,338)          (146,711)
                                                ---------------- ---------------  ----------------  ------------- ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                 (32,347)        (71,919)         (165,734)    (2,815,219)          (652,928)
                                                ---------------- ---------------  ----------------  ------------- ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    $ (33,932)      $ (75,214)       $ (172,383)  $ (2,910,565)        $ (677,825)
----------------------------------------------  ================ ===============  ================  ============= ==================


                                                 Eagle/JNL        Eagle/JNL     First Trust/JNL   First Trust/JNL  First Trust/JNL
                                                Core Equity       SmallCap       Global Target        Target 25    Target Small-Cap
                                                 Portfolio    Equity Portfolio  15 Portfolio (a)    Portfolio (a)   Portfolio (a)
                                                ------------  ----------------  ----------------  ---------------  -----------------
INVESTMENT INCOME
   Dividends                                       $ 15,589               $ -               $ -              $ -                $ -
                                                ------------  ----------------  ----------------  ---------------  -----------------

EXPENSES
   Insurance charges (Note 5)                        30,518            32,760             3,588            3,885              3,969
                                                ------------  ----------------  ----------------  ---------------  -----------------
TOTAL EXPENSES                                       30,518            32,760             3,588            3,885              3,969
                                                ------------  ----------------  ----------------  ---------------  -----------------
NET INVESTMENT LOSS                                 (14,929)          (32,760)           (3,588)          (3,885)            (3,969)
                                                ------------  ----------------  ----------------  ---------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                -                 -                 -                -                  -
   Investments                                     (122,052)          (51,442)            1,491           17,668             49,903
Net change in unrealized
   depreciation on investments                     (390,496)         (577,096)           (3,146)          (1,202)              (798)
                                                ------------  ----------------  ----------------  ---------------  -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)            (512,548)         (628,538)           (1,655)          16,466             49,105
                                                ------------  ----------------  ----------------  ---------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                               $ (527,477)       $ (661,298)         $ (5,243)        $ 12,581           $ 45,136
----------------------------------------------  ============  ================  ================  ===============  =================

(a)  Inception date July 22, 2002.

See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

                                                First Trust/JNL    First Trust/JNL     Janus/JNL        Janus/JNL      Janus/JNL
                                                 The Dow Target    The S&P Target      Aggressive       Balanced        Capital
                                                10 Portfolio (a)  10 Portfolio (a)  Growth Portfolio    Portfolio   Growth Portfolio
                                                ----------------  ----------------  -----------------  -----------  ----------------
INVESTMENT INCOME
   Dividends                                                $ -               $ -                $ -     $ 93,201               $ -
                                                ----------------  ----------------  -----------------  -----------  ----------------

EXPENSES
   Insurance charges (Note 5)                             4,094             3,897            147,900       64,424           116,521
                                                ----------------  ----------------  -----------------  -----------  ----------------
TOTAL EXPENSES                                            4,094             3,897            147,900       64,424           116,521
                                                ----------------  ----------------  -----------------  -----------  ----------------
NET INVESTMENT LOSS                                      (4,094)           (3,897)          (147,900)      28,777          (116,521)
                                                ----------------  ----------------  -----------------  -----------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                    -                 -                  -            -                 -
   Investments                                           61,211            (5,645)        (3,523,317)    (117,091)       (5,051,752)
Net change in unrealized
   depreciation on investments                            2,557            (8,432)          (594,396)    (299,005)        1,844,952
                                                ----------------  ----------------  -----------------  -----------  ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                  63,768           (14,077)        (4,117,713)    (416,096)       (3,206,800)
                                                ----------------  ----------------  -----------------  -----------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     $ 59,674         $ (17,974)      $ (4,265,613)  $ (387,319)     $ (3,323,321)
----------------------------------------------  ================  ================  =================  ===========  ================


                                                                    JPMorgan/           JPMorgan/       Lazard/JNL
                                               Janus/JNL          JNL Enhanced            JNL             Mid Cap       Lazard/JNL
                                                 Global           S&P 500 Stock       International        Value        Small Cap
                                           Equities Portfolio   Index Portfolio (a) Value Portfolio (b)  Portfolio   Value Portfolio
                                           -------------------  ------------------  ------------------  -----------  ---------------
INVESTMENT INCOME
   Dividends                                         $ 42,853                $ 10             $ 1,346      $ 1,793              $ 5
                                           -------------------  ------------------  ------------------  -----------  ---------------

EXPENSES
   Insurance charges (Note 5)                          90,121                  66                 113        8,432           12,002
                                           -------------------  ------------------  ------------------  -----------  ---------------
TOTAL EXPENSES                                         90,121                  66                 113        8,432           12,002
                                           -------------------  ------------------  ------------------  -----------  ---------------
NET INVESTMENT LOSS                                   (47,268)                (56)              1,233       (6,639)         (11,997)
                                           -------------------  ------------------  ------------------  -----------  ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                  -                   -                   -        1,221            3,972
   Investments                                     (2,222,448)               (369)              2,629      (46,007)         (55,469)
Net change in unrealized
   depreciation on investments                         20,902                (113)             (1,683)     (80,417)        (190,428)
                                           -------------------  ------------------  ------------------  -----------  ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)            (2,201,546)               (482)                946     (125,203)        (241,925)
                                           -------------------  ------------------  ------------------  -----------  ---------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                               $ (2,248,814)             $ (538)            $ 2,179   $ (131,842)      $ (253,922)
-------------------------------------------===================  ==================  ==================  ===========  ===============

(a)  Inception date July 22, 2002.
(b)  Inception date September 30, 2002.

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002


                                           Mellon Capital   Mellon Capital    Mellon Capital     Mellon Capital     Mellon Capital
                                           Management/JNL   Management/JNL    Management/JNL     Management/JNL     Management/JNL
                                             Bond Index     International     S&P 400 Mid Cap     S&P 500 Index     Small Cap Index
                                            Portfolio (a) Index Portfolio (a) Index Portfolio (a) Portfolio (a)      Portfolio (a)
                                           -------------- ------------------  -----------------  ---------------  ------------------
INVESTMENT INCOME
   Dividends                                       $ 648                $ -            $ 1,249              $ -             $ 2,157
                                           -------------- ------------------  -----------------  ---------------  ------------------

EXPENSES
   Insurance charges (Note 5)                         43                  1                424              601                 434
                                           -------------- ------------------  -----------------  ---------------  ------------------
TOTAL EXPENSES                                        43                  1                424              601                 434
                                           -------------- ------------------  -----------------  ---------------  ------------------
NET INVESTMENT LOSS                                  605                 (1)               825             (601)              1,723
                                           -------------- ------------------  -----------------  ---------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies            38                  -                  -                -                   -
   Investments                                         -               (104)              (323)            (491)               (429)
Net change in unrealized
   depreciation on investments                      (380)                 -                (12)          (1,571)             (3,051)
                                           -------------- ------------------  -----------------  ---------------  ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)             (342)              (104)              (335)          (2,062)             (3,480)
                                           -------------- ------------------  -----------------  ---------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                 $ 263             $ (105)             $ 490         $ (2,663)           $ (1,757)
-------------------------------------------============== ==================  =================  ===============  ==================

                                           Oppenheimer/JNL                        PIMCO/JNL         PPM America/       PPM America/
                                            Global Growth   Oppenheimer/JNL      Total Return       JNL Balanced     JNL High Yield
                                              Portfolio     Growth Portfolio    Bond Portfolio       Portfolio       Bond Portfolio
                                           --------------- -----------------  -----------------  -----------------  ----------------
INVESTMENT INCOME
   Dividends                                          $ -               $ -              $ 868          $ 153,903         $ 378,478
                                           --------------- -----------------  -----------------  -----------------  ----------------

EXPENSES
   Insurance charges (Note 5)                      15,825             8,768             39,622             78,147            63,398
                                           --------------- -----------------  -----------------  -----------------  ----------------
TOTAL EXPENSES                                     15,825             8,768             39,622             78,147            63,398
                                           --------------- -----------------  -----------------  -----------------  ----------------
NET INVESTMENT LOSS                               (15,825)           (8,768)           (38,754)            75,756           315,080
                                           --------------- -----------------  -----------------  -----------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies              -                 -                392             62,898                 -
   Investments                                    (36,991)          (36,843)             9,778             82,838          (230,208)
Net change in unrealized
   depreciation on investments                   (225,382)         (120,022)           244,864           (429,977)          (51,159)
                                           --------------- -----------------  -----------------  -----------------  ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)          (262,373)         (156,865)           255,034           (284,241)         (281,367)
                                           --------------- -----------------  -----------------  -----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             $ (278,198)       $ (165,633)         $ 216,280         $ (208,485)         $ 33,713
-------------------------------------------=============== =================  =================  =================  ================

(a)  Inception date July 22, 2002.

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

                                             PPM America/    PPM America/                         Putnam/JNL        Putnam/JNL
                                              JNL Money       JNL Value       Putnam/JNL        International         Midcap
                                           Market Portfolio  Portfolio (b)  Equity Portfolio    Equity Portfolio  Growth Portfolio
                                           ---------------- -------------- ------------------  -----------------  ----------------
INVESTMENT INCOME
   Dividends                                      $ 63,609            $ -                $ -           $ 20,554               $ -
                                           ---------------- -------------- ------------------  -----------------  ----------------

EXPENSES
   Insurance charges (Note 5)                       87,970              7             53,064             34,251            16,708
                                           ---------------- -------------- ------------------  -----------------  ----------------
TOTAL EXPENSES                                      87,970              7             53,064             34,251            16,708
                                           ---------------- -------------- ------------------  -----------------  ----------------
NET INVESTMENT LOSS                                (24,361)            (7)           (53,064)           (13,697)          (16,708)
                                           ---------------- -------------- ------------------  -----------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies               -              -                  -                  -                 -
   Investments                                      21,366              -           (785,326)          (779,198)         (143,910)
Net change in unrealized
   depreciation on investments                     (21,366)           (19)          (324,611)           227,404          (253,779)
                                           ---------------- -------------- ------------------  -----------------  ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                  -            (19)        (1,109,937)          (551,794)         (397,689)
                                           ---------------- -------------- ------------------  -----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                               $ (24,361)         $ (26)      $ (1,163,001)        $ (565,491)       $ (414,397)
-------------------------------------------================ ============== ==================  =================  ================


                                              Putnam/JNL       S&P/JNL             S&P/JNL          S&P/JNL         S&P/JNL Equity
                                             Value Equity    Aggressive         Conservative     Core Index 100       Aggressive
                                              Portfolio   Growth Portfolio I  Growth Portfolio I  Portfolio (a)   Growth Portfolio I
                                           -------------- ------------------  ------------------ ---------------  -----------------
INVESTMENT INCOME
   Dividends                                    $ 71,772           $ 52,524           $ 172,664             $ -              $ 919
                                           -------------- ------------------  ------------------ ---------------  -----------------

EXPENSES
   Insurance charges (Note 5)                    107,699             64,485             120,568             148             16,785
                                           -------------- ------------------  ------------------ ---------------  -----------------
TOTAL EXPENSES                                   107,699             64,485             120,568             148             16,785
                                           -------------- ------------------  ------------------ ---------------  -----------------
NET INVESTMENT LOSS                              (35,927)           (11,961)             52,096            (148)           (15,866)
                                           -------------- ------------------  ------------------ ---------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies             -                  -                   -               -                  -
   Investments                                  (519,250)          (306,975)           (281,157)              4            (90,190)
Net change in unrealized
   depreciation on investments                (1,302,544)          (639,951)           (498,289)            320           (230,593)
                                           -------------- ------------------  ------------------ ---------------  -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)       (1,821,794)          (946,926)           (779,446)            324           (320,783)
                                           -------------- ------------------  ------------------ ---------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                          $ (1,857,721)        $ (958,887)         $ (727,350)          $ 176         $ (336,649)
-------------------------------------------============== ==================  ================== ===============  =================

(a)  Inception date July 22, 2002.
(b)  Inception date September 30, 2002.

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

                                                                                                                   Salomon
                                                                                                  Salomon        Brothers/JNL
                                              S&P/JNL          S&P/JNL          S&P/JNL          Brothers/      U.S. Government
                                           Equity Growth   Moderate Growth  Very Aggressive      JNL Global        & Quality
                                            Portfolio I      Portfolio I   Growth Portfolio I  Bond Portfolio   Bond Portfolio
                                           --------------  --------------- ------------------ ---------------- -----------------
INVESTMENT INCOME
   Dividends                                     $ 7,029        $ 189,331              $ 961        $ 143,749         $ 340,000
                                           --------------  --------------- ------------------ ---------------- -----------------

EXPENSES
   Insurance charges (Note 5)                     93,582          203,482             20,835           32,507           110,358
                                           --------------  --------------- ------------------ ---------------- -----------------
TOTAL EXPENSES                                    93,582          203,482             20,835           32,507           110,358
                                           --------------  --------------- ------------------ ---------------- -----------------
NET INVESTMENT LOSS                              (86,553)         (14,151)           (19,874)         111,242           229,642
                                           --------------  --------------- ------------------ ---------------- -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies             -                -                  -                -           108,877
   Investments                                (1,076,582)        (775,107)          (276,853)          13,599           170,904
Net change in unrealized
   depreciation on investments                  (658,813)      (1,166,637)          (121,377)          19,904           149,809
                                           --------------  --------------- ------------------ ---------------- -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)       (1,735,395)      (1,941,744)          (398,230)          33,503           429,590
                                           --------------  --------------- ------------------ ---------------- -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                          $ (1,821,948)    $ (1,955,895)        $ (418,104)       $ 144,745         $ 659,232
-------------------------------------------==============  =============== ================== ================ =================


                                              T. Rowe Price/        T. Rowe Price/          T. Rowe
                                             JNL Established         JNL Mid-Cap           Price/JNL
                                             Growth Portfolio      Growth Portfolio     Value Portfolio
                                           ---------------------  -------------------  ------------------
INVESTMENT INCOME
   Dividends                                            $ 4,497                  $ -               $ 185
                                           ---------------------  -------------------  ------------------

EXPENSES
   Insurance charges (Note 5)                            73,118               78,331              52,015
                                           ---------------------  -------------------  ------------------
TOTAL EXPENSES                                           73,118               78,331              52,015
                                           ---------------------  -------------------  ------------------
NET INVESTMENT LOSS                                     (68,621)             (78,331)            (51,830)
                                           ---------------------  -------------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                    -                    -               6,121
   Investments                                         (579,890)            (247,463)           (180,900)
Net change in unrealized
   depreciation on investments                         (891,506)          (1,239,548)           (518,886)
                                           ---------------------  -------------------  ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)              (1,471,396)          (1,487,011)           (693,665)
                                           ---------------------  -------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                 $ (1,540,017)        $ (1,565,342)         $ (745,495)
-------------------------------------------=====================  ===================  ==================


See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002


                                                   AIM/JNL           AIM/JNL           AIM/            Alger/JNL       Alliance
                                                  Large Cap       Premier Equity   JNL Small Cap        Growth        Capital/JNL
                                               Growth Portfolio    II Portfolio   Growth Portfolio     Portfolio   Growth Portfolio
                                               -----------------  -------------- ------------------  ------------ -----------------
OPERATIONS
   Net investment loss                                 $ (1,585)       $ (3,295)          $ (6,649)    $ (95,346)        $ (24,897)
   Net realized gain (loss) on investments              (12,029)        (15,193)           (43,608)     (975,881)         (506,217)
   Net change in unrealized
      depreciation on investments                       (20,318)        (56,726)          (122,126)   (1,839,338)         (146,711)
                                               -----------------  -------------- ------------------  ------------ -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      (33,932)        (75,214)          (172,383)   (2,910,565)         (677,825)
                                               -----------------  -------------- ------------------  ------------ -----------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                      116,937         163,947            479,098       307,457           159,223
   Value of units redeemed                               (1,136)         (1,922)            (2,765)     (304,148)          (78,912)
   Transfers between portfolios                          52,894          77,614            262,658      (940,157)          236,317
   Policyholder charges                                      (6)            (30)               (40)      (15,724)           (1,851)
                                               -----------------  -------------- ------------------  ------------ -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                168,689         239,609            738,951      (952,572)          314,777
                                               -----------------  -------------- ------------------  ------------ -----------------

NET INCREASE (DECREASE) IN NET ASSETS                   134,757         164,395            566,568    (3,863,137)         (363,048)

NET ASSETS BEGINNING OF PERIOD                           35,901          71,649             39,024     8,799,285         1,656,857
                                               -----------------  -------------- ------------------  ------------ -----------------

NET ASSETS END OF PERIOD                              $ 170,658       $ 236,044          $ 605,592   $ 4,936,148       $ 1,293,809
---------------------------------------------  =================  ============== ==================  ============ =================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001                    3,496           6,579              3,530       843,056           235,500

      Units Issued                                       27,592          51,717            129,376       138,655           346,595
      Units Redeemed                                     (8,429)        (26,441)           (53,506)     (262,554)         (316,731)
                                               -----------------  -------------- ------------------  ------------ -----------------

Units Outstanding at December 31, 2002                   22,659          31,855             79,400       719,157           265,364
                                               =================  ============== ==================  ============ =================


                                                                  Eagle/JNL     First Trust/JNL   First Trust/JNL   First Trust/JNL
                                              Eagle/JNL Core       SmallCap      Global Target       Target 25     Target Small-Cap
                                             Equity Portfolio  Equity Portfolio 15 Portfolio (a)   Portfolio (a)     Portfolio (a)
                                             ----------------  ---------------- ----------------  ---------------  ----------------
OPERATIONS
   Net investment loss                             $ (14,929)        $ (32,760)        $ (3,588)        $ (3,885)         $ (3,969)
   Net realized gain (loss) on investments          (122,052)          (51,442)           1,491           17,668            49,903
   Net change in unrealized
      depreciation on investments                   (390,496)         (577,096)          (3,146)          (1,202)             (798)
                                             ----------------  ---------------- ----------------  ---------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  (527,477)         (661,298)          (5,243)          12,581            45,136
                                             ----------------  ---------------- ----------------  ---------------  ----------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                   371,701           139,721          586,488          678,705           711,815
   Value of units redeemed                          (125,543)          (87,969)        (500,638)        (518,047)         (551,344)
   Transfers between portfolios                      255,169          (270,138)          12,856           66,905            64,309
   Policyholder charges                               (3,567)           (3,282)               -                -                 -
                                             ----------------  ---------------- ----------------  ---------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                             497,760          (221,668)          98,706          227,563           224,780
                                             ----------------  ---------------- ----------------  ---------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                (29,717)         (882,966)          93,463          240,144           269,916

NET ASSETS BEGINNING OF PERIOD                     1,891,243         2,760,381                -                -                 -
                                             ----------------  ---------------- ----------------  ---------------  ----------------

NET ASSETS END OF PERIOD                         $ 1,861,526       $ 1,877,415         $ 93,463        $ 240,144         $ 269,916
---------------------------------------------================  ================ ================  ===============  ================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001               187,720           244,620                -                -                 -

      Units Issued                                   182,060           113,705           59,657           73,499            75,068
      Units Redeemed                                (134,044)         (138,343)         (50,038)         (50,038)          (50,037)
                                             ----------------  ---------------- ----------------  ---------------  ----------------

Units Outstanding at December 31, 2002               235,736           219,982            9,619           23,461            25,031
                                             ================  ================ ================  ===============  ================

(a)  Inception date July 22, 2002.

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002


                                             First Trust/JNL    First Trust/JNL      Janus/JNL      Janus/JNL       Janus/JNL
                                              The Dow Target    The S&P Target      Aggressive      Balanced         Capital
                                             10 Portfolio (a)  10 Portfolio (a)  Growth Portfolio   Portfolio   Growth Portfolio
                                             ----------------  ----------------  ----------------  ------------ ----------------
OPERATIONS
   Net investment loss                              $ (4,094)         $ (3,897)       $ (147,900)     $ 28,777       $ (116,521)
   Net realized gain (loss) on investments            61,211            (5,645)       (3,523,317)     (117,091)      (5,051,752)
   Net change in unrealized
      depreciation on investments                      2,557            (8,432)         (594,396)     (299,005)       1,844,952
                                             ----------------  ----------------  ----------------  ------------ ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    59,674           (17,974)       (4,265,613)     (387,319)      (3,323,321)
                                             ----------------  ----------------  ----------------  ------------ ----------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                   734,327           683,675           197,451       728,166          262,772
   Value of units redeemed                          (563,334)         (496,150)         (482,736)     (309,199)        (378,215)
   Transfers between portfolios                       70,758            65,227        (1,885,727)      277,492       (2,222,051)
   Policyholder charges                                    -                 -           (27,477)       (3,977)         (22,937)
                                             ----------------  ----------------  ----------------  ------------ ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                             241,751           252,752        (2,198,489)      692,482       (2,360,431)
                                             ----------------  ----------------  ----------------  ------------ ----------------

NET INCREASE (DECREASE) IN NET ASSETS                301,425           234,778        (6,464,102)      305,163       (5,683,752)

NET ASSETS BEGINNING OF PERIOD                             -                 -        14,053,632     3,737,718       11,887,535
                                             ----------------  ----------------  ----------------  ------------ ----------------

NET ASSETS END OF PERIOD                           $ 301,425         $ 234,778       $ 7,589,530   $ 4,042,881      $ 6,203,783
---------------------------------------------================  ================  ================  ============ ================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001                     -                 -         1,555,292       391,638        1,262,399

      Units Issued                                    77,080            75,532           243,062       357,883          225,523
      Units Redeemed                                 (50,042)          (51,019)         (582,746)     (288,865)        (536,838)
                                             ----------------  ----------------  ----------------  ------------ ----------------

Units Outstanding at December 31, 2002                27,038            24,513         1,215,608       460,656          951,084
                                             ================  ================  ================  ============ ================


                                                                  JPMorgan/                          Lazard/JNL
                                              Janus/JNL         JNL Enhanced       JPMorgan/JNL       Mid Cap         Lazard/JNL
                                            Global Equities     S&P 500 Stock       International      Value          Small Cap
                                               Portfolio      Index Portfolio (a) Value Portfolio (b) Portfolio    Value Portfolio
                                            ---------------  ------------------- ------------------  -----------  ------------------
OPERATIONS
   Net investment loss                           $ (47,268)               $ (56)           $ 1,233     $ (6,639)          $ (11,997)
   Net realized gain (loss) on investments      (2,222,448)                (369)             2,629      (44,786)            (51,497)
   Net change in unrealized
      depreciation on investments                   20,902                 (113)            (1,683)     (80,417)           (190,428)
                                            ---------------  ------------------- ------------------  -----------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                              (2,248,814)                (538)             2,179     (131,842)           (253,922)
                                            ---------------  ------------------- ------------------  -----------  ------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                  38,284               22,149              4,921      460,398             481,187
   Value of units redeemed                        (289,186)                 (63)            (1,207)     (18,133)            (13,330)
   Transfers between portfolios                 (1,551,451)               5,347             53,778      112,832             681,877
   Policyholder charges                            (16,846)                   -                (15)        (961)               (185)
                                            ---------------  ------------------- ------------------  -----------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                        (1,819,199)              27,433             57,477      554,136           1,149,549
                                            ---------------  ------------------- ------------------  -----------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS           (4,068,013)              26,895             59,656      422,294             895,627

NET ASSETS BEGINNING OF PERIOD                   8,504,970                    -                  -      151,515             128,000
                                            ---------------  ------------------- ------------------  -----------  ------------------

NET ASSETS END OF PERIOD                       $ 4,436,957             $ 26,895           $ 59,656    $ 573,809         $ 1,023,627
--------------------------------------------===============  =================== ==================  ===========  ==================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001             812,892                    -                  -       14,023              11,708

      Units Issued                                  68,359                5,185             14,331      112,259             191,956
      Units Redeemed                              (291,203)                (950)            (8,125)     (63,191)            (89,123)
                                            ---------------  ------------------- ------------------  -----------  ------------------

Units Outstanding at December 31, 2002             590,048                4,235              6,206       63,091             114,541
                                            ===============  =================== ==================  ===========  ==================

(a)  Inception date July 22, 2002.
(b)  Inception date September 30, 2002.

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002


                                            Mellon Capital     Mellon Capital      Mellon Capital     Mellon Capital Mellon Capital
                                            Management/JNL     Management/JNL      Management/JNL     Management/JNL Management/JNL
                                              Bond Index       International      S&P 400 Mid Cap      S&P 500 Index Small Cap Index
                                             Portfolio (a)   Index Portfolio (a) Index Portfolio (a)   Portfolio (a) Portfolio (a)
                                            ---------------  ------------------ -------------------  --------------- --------------
OPERATIONS
   Net investment loss                               $ 605                $ (1)              $ 825           $ (601)       $ 1,723
   Net realized gain (loss) on investments              38                (104)               (323)            (491)          (429)
   Net change in unrealized
      depreciation on investments                     (380)                  -                 (12)          (1,571)        (3,051)
                                            ---------------  ------------------ -------------------  --------------- --------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     263                (105)                490           (2,663)        (1,757)
                                            ---------------  ------------------ -------------------  --------------- --------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                   8,849                   -             182,238          235,730        203,443
   Value of units redeemed                               -                   -                  (3)              (3)            (3)
   Transfers between portfolios                     10,715                 105               3,584           24,447          4,348
   Policyholder charges                                  -                   -                   -                -              -
                                            ---------------  ------------------ -------------------  --------------- --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                            19,564                 105             185,819          260,174        207,788
                                            ---------------  ------------------ -------------------  --------------- --------------

NET INCREASE (DECREASE) IN NET ASSETS               19,827                   -             186,309          257,511        206,031

NET ASSETS BEGINNING OF PERIOD                           -                   -                   -                -              -
                                            ---------------  ------------------ -------------------  --------------- --------------

NET ASSETS END OF PERIOD                          $ 19,827                 $ -           $ 186,309        $ 257,511      $ 206,031
--------------------------------------------===============  ================== ===================  =============== ==============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001                   -                   -                   -                -              -

      Units Issued                                   1,879                 300              22,667           36,733         26,734
      Units Redeemed                                     -                (300)               (643)          (3,348)          (627)
                                            ---------------  ------------------ -------------------  --------------- --------------

Units Outstanding at December 31, 2002               1,879                   -              22,024           33,385         26,107
                                            ===============  ================== ===================  =============== ==============


                                            Oppenheimer/JNL                    PIMCO/JNL     PPM America/     PPM America/
                                             Global Growth   Oppenheimer/JNL  Total Return   JNL Balanced    JNL High Yield
                                               Portfolio    Growth Portfolio Bond Portfolio    Portfolio     Bond Portfolio
                                            --------------  ---------------- --------------  -------------  ----------------
OPERATIONS
   Net investment loss                          $ (15,825)         $ (8,768)     $ (38,754)      $ 75,756         $ 315,080
   Net realized gain (loss) on investments        (36,991)          (36,843)        10,170        145,736          (230,208)
   Net change in unrealized
      depreciation on investments                (225,382)         (120,022)       244,864       (429,977)          (51,159)
                                            --------------  ---------------- --------------  -------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                               (278,198)         (165,633)       216,280       (208,485)           33,713
                                            --------------  ---------------- --------------  -------------  ----------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                260,436           174,480      1,514,179        497,165           651,347
   Value of units redeemed                        (20,491)          (39,056)      (141,007)      (469,360)         (215,458)
   Transfers between portfolios                   156,345            34,719      3,778,632        158,734           (58,220)
   Policyholder charges                              (202)             (159)          (431)       (16,338)           (4,588)
                                            --------------  ---------------- --------------  -------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                          396,088           169,984      5,151,373        170,201           373,081
                                            --------------  ---------------- --------------  -------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS             117,890             4,351      5,367,653        (38,284)          406,794

NET ASSETS BEGINNING OF PERIOD                    806,988           441,046        400,167      5,081,560         4,339,474
                                            --------------  ---------------- --------------  -------------  ----------------

NET ASSETS END OF PERIOD                        $ 924,878         $ 445,397    $ 5,767,820    $ 5,043,276       $ 4,746,268
--------------------------------------------==============  ================ ==============  =============  ================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001             88,751            46,925         40,952        450,600           446,538

      Units Issued                                166,930            78,694        726,466        273,681           426,552
      Units Redeemed                             (122,634)          (61,163)      (227,775)      (258,760)         (391,997)
                                            --------------  ---------------- --------------  -------------  ----------------

Units Outstanding at December 31, 2002            133,047            64,456        539,643        465,521           481,093
                                            ==============  ================ ==============  =============  ================

(a)  Inception date July 22, 2002.

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002




                                               PPM America/       PPM America/   Putnam/JNL     Putnam/JNL         Putnam/JNL
                                                JNL Money          JNL Value       Equity      International          Midcap
                                             Market Portfolio    Portfolio (b)   Portfolio    Equity Portfolio   Growth Portfolio
                                            -------------------  -------------- ------------  -----------------  -----------------
OPERATIONS
   Net investment loss                               $ (24,361)           $ (7)   $ (53,064)         $ (13,697)         $ (16,708)
   Net realized gain (loss) on investments              21,366               -     (785,326)          (779,198)          (143,910)
   Net change in unrealized
      depreciation on investments                      (21,366)            (19)    (324,611)           227,404           (253,779)
                                            -------------------  -------------- ------------  -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     (24,361)            (26)  (1,163,001)          (565,491)          (414,397)
                                            -------------------  -------------- ------------  -----------------  -----------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                     460,976           5,352      188,923            190,253            200,841
   Value of units redeemed                            (347,703)             (3)    (302,228)          (157,835)           (52,688)
   Transfers between portfolios                     (1,450,805)          2,218     (547,403)          (242,443)           (29,866)
   Policyholder charges                                 (9,943)              -      (13,528)            (6,222)            (2,103)
                                            -------------------  -------------- ------------  -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                            (1,347,475)          7,567     (674,236)          (216,247)           116,184
                                            -------------------  -------------- ------------  -----------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS               (1,371,836)          7,541   (1,837,237)          (781,738)          (298,213)

NET ASSETS BEGINNING OF PERIOD                       6,939,258               -    4,856,100          2,724,000          1,200,665
                                            -------------------  -------------- ------------  -----------------  -----------------

NET ASSETS END OF PERIOD                           $ 5,567,422         $ 7,541  $ 3,018,863        $ 1,942,262          $ 902,452
--------------------------------------------===================  ============== ============  =================  =================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001                 641,923               -      585,748            308,863            159,264

      Units Issued                                     802,324             691       90,566            408,193            127,765
      Units Redeemed                                  (928,831)              -     (190,446)          (436,353)          (116,120)
                                            -------------------  -------------- ------------  -----------------  -----------------

Units Outstanding at December 31, 2002                 515,416             691      485,868            280,703            170,909
                                            ===================  ============== ============  =================  =================


                                             Putnam/JNL        S&P/JNL            S&P/JNL          S&P/JNL         S&P/JNL Equity
                                            Value Equity     Aggressive        Conservative     Core Index 100       Aggressive
                                             Portfolio    Growth Portfolio I Growth Portfolio I  Portfolio (a)   Growth Portfolio I
                                            ------------- ------------------ ------------------ ---------------  -----------------
OPERATIONS
   Net investment loss                         $ (35,927)         $ (11,961)          $ 52,096          $ (148)         $ (15,866)
   Net realized gain (loss) on investments      (519,250)          (306,975)          (281,157)              4            (90,190)
   Net change in unrealized
      depreciation on investments             (1,302,544)          (639,951)          (498,289)            320           (230,593)
                                            ------------- ------------------ ------------------ ---------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                            (1,857,721)          (958,887)          (727,350)            176           (336,649)
                                            ------------- ------------------ ------------------ ---------------  -----------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units               541,213          1,238,879          2,926,776          41,145            309,922
   Value of units redeemed                      (449,172)           (92,360)          (332,536)              -            (28,168)
   Transfers between portfolios               (1,526,159)           (30,404)         1,791,663           6,717            102,385
   Policyholder charges                          (17,576)            (5,629)            (1,256)              -             (3,009)
                                            ------------- ------------------ ------------------ ---------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                      (1,451,694)         1,110,486          4,384,647          47,862            381,130
                                            ------------- ------------------ ------------------ ---------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS         (3,309,415)           151,599          3,657,297          48,038             44,481

NET ASSETS BEGINNING OF PERIOD                 9,184,787          4,263,210          6,405,047               -          1,235,047
                                            ------------- ------------------ ------------------ ---------------  -----------------

NET ASSETS END OF PERIOD                     $ 5,875,372        $ 4,414,809       $ 10,062,344        $ 48,038        $ 1,279,528
--------------------------------------------============= ================== ================== ===============  =================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001           972,111            450,377            646,383               -            129,844

      Units Issued                               321,699            284,063            879,368           5,516             82,533
      Units Redeemed                            (506,691)          (163,172)          (405,902)              -            (38,051)
                                            ------------- ------------------ ------------------ ---------------  -----------------

Units Outstanding at December 31, 2002           787,119            571,268          1,119,849           5,516            174,326
                                            ============= ================== ================== ===============  =================

(a)  Inception date July 22, 2002.
(b)  Inception date September 30, 2002.


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002


                                                                                                                       Salomon
                                                                                                   Salomon          Brothers/JNL
                                              S&P/JNL          S&P/JNL          S&P/JNL           Brothers/        U.S. Government
                                            Equity Growth  Moderate Growth   Very Aggressive      JNL Global           & Quality
                                             Portfolio I     Portfolio I    Growth Portfolio I  Bond Portfolio      Bond Portfolio
                                            -------------  ---------------  ------------------  --------------- --------------------
OPERATIONS
   Net investment loss                         $ (86,553)       $ (14,151)          $ (19,874)       $ 111,242            $ 229,642
   Net realized gain (loss) on investments    (1,076,582)        (775,107)           (276,853)          13,599              279,781
   Net change in unrealized
      depreciation on investments               (658,813)      (1,166,637)           (121,377)          19,904              149,809
                                            -------------  ---------------  ------------------  --------------- --------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                            (1,821,948)      (1,955,895)           (418,104)         144,745              659,232
                                            -------------  ---------------  ------------------  --------------- --------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units             2,234,727        4,886,612             202,971          217,811            1,403,538
   Value of units redeemed                      (278,335)        (561,126)            (51,566)        (121,078)            (486,948)
   Transfers between portfolios                 (213,388)       1,096,517            (184,868)         354,085            2,893,242
   Policyholder charges                          (12,968)          (5,399)             (3,274)          (1,311)             (13,358)
                                            -------------  ---------------  ------------------  --------------- --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                       1,730,036        5,416,604             (36,737)         449,507            3,796,474
                                            -------------  ---------------  ------------------  --------------- --------------------

NET INCREASE (DECREASE) IN NET ASSETS            (91,912)       3,460,709            (454,841)         594,252            4,455,706

NET ASSETS BEGINNING OF PERIOD                 5,793,175       11,001,026           1,556,959        1,889,944            5,401,421
                                            -------------  ---------------  ------------------  --------------- --------------------

NET ASSETS END OF PERIOD                     $ 5,701,263     $ 14,461,735         $ 1,102,118      $ 2,484,196          $ 9,857,127
--------------------------------------------=============  ===============  ==================  =============== ====================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001           629,958        1,128,991             174,264          170,660              488,773

      Units Issued                               808,669        1,651,507              97,752          135,549              782,722
      Units Redeemed                            (611,234)      (1,055,910)           (111,587)         (96,397)            (467,354)
                                            -------------  ---------------  ------------------  --------------- --------------------

Units Outstanding at December 31, 2002           827,393        1,724,588             160,429          209,812              804,141
                                            =============  ===============  ==================  =============== ====================


                                             T. Rowe Price/       T. Rowe Price/          T. Rowe
                                             JNL Established       JNL Mid-Cap           Price/JNL
                                            Growth Portfolio     Growth Portfolio     Value Portfolio
                                            ------------------  -------------------  ------------------
OPERATIONS
   Net investment loss                              $ (68,621)           $ (78,331)          $ (51,830)
   Net realized gain (loss) on investments           (579,890)            (247,463)           (174,779)
   Net change in unrealized
      depreciation on investments                    (891,506)          (1,239,548)           (518,886)
                                            ------------------  -------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                 (1,540,017)          (1,565,342)           (745,495)
                                            ------------------  -------------------  ------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                    483,872              580,173             533,863
   Value of units redeemed                           (271,575)            (236,230)           (189,302)
   Transfers between portfolios                    (1,204,848)            (867,190)            262,737
   Policyholder charges                               (11,479)             (14,310)             (4,361)
                                            ------------------  -------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                           (1,004,030)            (537,557)            602,937
                                            ------------------  -------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS              (2,544,047)          (2,102,899)           (142,558)

NET ASSETS BEGINNING OF PERIOD                      6,297,046            6,417,475           3,141,529
                                            ------------------  -------------------  ------------------

NET ASSETS END OF PERIOD                          $ 3,752,999          $ 4,314,576         $ 2,998,971
--------------------------------------------==================  ===================  ==================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001                589,978              495,035             300,675

      Units Issued                                    251,046              196,672             320,853
      Units Redeemed                                 (373,518)            (245,002)           (268,640)
                                            ------------------  -------------------  ------------------

Units Outstanding at December 31, 2002                467,506              446,705             352,888
                                            ==================  ===================  ==================

                     See notes to the financial statments.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001


                                                   AIM/JNL           AIM/JNL          AIM/JNL         Alger/JNL        Alliance
                                              Large Cap Growth   Premier Equity   Small Cap Growth     Growth         Capital/JNL
                                                Portfolio (a)   II Portfolio (a)    Portfolio (a)     Portfolio    Growth Portfolio
                                              ----------------  ----------------  ----------------- ------------  -----------------
OPERATIONS
   Net investment income (loss)                         $ (20)           $ (127)             $ (32)  $ (142,244)         $ (17,025)
   Net realized gain (loss) on investments                  -                 3                  1     (774,956)           (83,577)
   Net change in unrealized appreciation
      (depreciation) on investments                       376             2,943              1,476     (676,026)          (104,721)
                                              ----------------  ----------------  ----------------- ------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        356             2,819              1,445   (1,593,226)          (205,323)
                                              ----------------  ----------------  ----------------- ------------  -----------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                     35,383            20,785             37,232    1,207,188            873,114
   Value of units redeemed                                  -                 -                  -     (539,349)           (37,789)
   Transfers between portfolios                           162            48,054                347   (2,007,202)           157,480
   Policyholder charges                                     -                (9)                 -      (22,878)              (661)
                                              ----------------  ----------------  ----------------- ------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               35,545            68,830             37,579   (1,362,241)           992,144
                                              ----------------  ----------------  ----------------- ------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                  35,901            71,649             39,024   (2,955,467)           786,821

NET ASSETS BEGINNING OF PERIOD                              -                 -                  -   11,754,752            870,036
                                              ----------------  ----------------  ----------------- ------------  -----------------

NET ASSETS END OF PERIOD                             $ 35,901          $ 71,649           $ 39,024  $ 8,799,285        $ 1,656,857
--------------------------------------------- ================  ================  ================= ============  =================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2000                      -                 -                  -      971,767            111,099

      Units Issued                                      3,496             6,580              3,530      259,953            168,825
      Units Redeemed                                        -                (1)                 -     (388,664)           (44,424)
                                              ----------------  ----------------  ----------------- ------------  -----------------

Units Outstanding at December 31, 2001                  3,496             6,579              3,530      843,056            235,500
                                              ================  ================  ================= ============  =================


                                                               Eagle/JNL         Janus/JNL         Janus/JNL         Janus/JNL
                                            Eagle/JNL Core      SmallCap         Aggressive         Balanced           Capital
                                           Equity Portfolio  Equity Portfolio  Growth Portfolio     Portfolio      Growth Portfolio
                                           ---------------- -----------------  ----------------  ----------------  ----------------
OPERATIONS
   Net investment income (loss)                  $ (13,702)        $ (32,032)       $ (238,859)         $ 46,375        $ (213,174)
   Net realized gain (loss) on investments         (17,891)          (34,357)       (2,645,980)          (24,426)       (4,584,973)
   Net change in unrealized appreciation
      (depreciation) on investments               (146,402)          276,001        (4,490,773)         (113,664)       (4,456,209)
                                           ---------------- -----------------  ----------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                (177,995)          209,612        (7,375,612)          (91,715)       (9,254,356)
                                           ---------------- -----------------  ----------------  ----------------  ----------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                 550,721           437,350         1,551,683         1,778,028         1,525,310
   Value of units redeemed                        (151,271)         (152,056)       (1,181,404)         (113,935)         (708,666)
   Transfers between portfolios                     57,868           460,688        (2,337,142)          858,325        (1,601,180)
   Policyholder charges                            (10,089)           (8,784)          (51,177)           (1,789)          (25,256)
                                           ---------------- -----------------  ----------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                           447,229           737,198        (2,018,040)        2,520,629          (809,792)
                                           ---------------- -----------------  ----------------  ----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS              269,234           946,810        (9,393,652)        2,428,914       (10,064,148)

NET ASSETS BEGINNING OF PERIOD                   1,622,009         1,813,571        23,447,284         1,308,804        21,951,683
                                           ---------------- -----------------  ----------------  ----------------  ----------------

NET ASSETS END OF PERIOD                       $ 1,891,243       $ 2,760,381      $ 14,053,632       $ 3,737,718      $ 11,887,535
-------------------------------------------================ =================  ================  ================  ================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2000             138,938           172,564         1,779,698           129,621         1,361,578

      Units Issued                                  90,144           170,016           357,175           317,572           421,484
      Units Redeemed                               (41,362)          (97,960)         (581,581)          (55,555)         (520,663)
                                           ---------------- -----------------  ----------------  ----------------  ----------------

Units Outstanding at December 31, 2001             187,720           244,620         1,555,292           391,638         1,262,399
                                           ================ =================  ================  ================  ================

(a)  Inception date October 29, 2001.

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001


                                              Janus/JNL      Lazard/JNL       Lazard/JNL      Oppenheimer/JNL
                                           Global Equities  Mid Cap Value  Small Cap Value     Global Growth     Oppenheimer/JNL
                                              Portfolio     Portfolio (b)    Portfolio (b)     Portfolio (a)   Growth Portfolio (a)
                                           --------------- --------------  ---------------  -----------------  ------------------
OPERATIONS
   Net investment income (loss)                  $ (1,750)         $ 463            $ (19)          $ (4,704)           $ (1,776)
   Net realized gain (loss) on investments     (1,625,608)        14,530            6,889             (3,733)                (58)
   Net change in unrealized appreciation
      (depreciation) on investments            (1,913,930)        (8,564)           2,936             16,933               8,035
                                           --------------- --------------  ---------------  -----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             (3,541,288)         6,429            9,806              8,496               6,201
                                           --------------- --------------  ---------------  -----------------  ------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                 66,433         51,395           56,912            673,127             360,911
   Value of units redeemed                       (530,561)             -             (205)           (19,655)               (555)
   Transfers between portfolios                (1,892,192)        93,691           61,487            146,295              74,492
   Policyholder charges                           (21,403)             -                -             (1,275)                 (3)
                                           --------------- --------------  ---------------  -----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                       (2,377,723)       145,086          118,194            798,492             434,845
                                           --------------- --------------  ---------------  -----------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS          (5,919,011)       151,515          128,000            806,988             441,046

NET ASSETS BEGINNING OF PERIOD                 14,423,981              -                -                  -                   -
                                           --------------- --------------  ---------------  -----------------  ------------------

NET ASSETS END OF PERIOD                      $ 8,504,970      $ 151,515        $ 128,000          $ 806,988           $ 441,046
-------------------------------------------=============== ==============  ===============  =================  ==================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2000          1,039,823              -                -                  -                   -

      Units Issued                                 52,266         14,023           11,728             99,798              48,372
      Units Redeemed                             (279,197)             -              (20)           (11,047)             (1,447)
                                           --------------- --------------  ---------------  -----------------  ------------------

Units Outstanding at December 31, 2001            812,892         14,023           11,708             88,751              46,925
                                           =============== ==============  ===============  =================  ==================

                                               PIMCO/JNL        PPM America/     PPM America/     PPM America/
                                              Total Return      JNL Balanced    JNL High Yield      JNL Money          Putnam/JNL
                                           Bond Portfolio (b)    Portfolio      Bond Portfolio  Market Portfolio    Equity Portfolio
                                           ------------------  ---------------  --------------- ----------------- ------------------
OPERATIONS
   Net investment income (loss)                      $ 8,637         $ 94,608        $ 334,577         $ 113,803          $ (83,644)
   Net realized gain (loss) on investments             9,790          134,003           (5,679)           46,401           (713,220)
   Net change in unrealized appreciation
      (depreciation) on investments                  (29,001)          79,387         (246,728)          (46,401)        (1,216,560)
                                           ------------------  ---------------  --------------- ----------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                   (10,574)         307,998           82,170           113,803         (2,013,424)
                                           ------------------  ---------------  --------------- ----------------- ------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                    48,116        1,014,358        1,080,974         3,276,661            447,667
   Value of units redeemed                            (2,720)        (388,799)        (301,631)       (2,554,163)          (449,573)
   Transfers between portfolios                      365,345        1,084,646        1,313,292         2,041,182           (910,411)
   Policyholder charges                                    -          (17,082)         (14,150)         (147,663)           (18,823)
                                           ------------------  ---------------  --------------- ----------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                             410,741        1,693,123        2,078,485         2,616,017           (931,140)
                                           ------------------  ---------------  --------------- ----------------- ------------------

NET INCREASE (DECREASE) IN NET ASSETS                400,167        2,001,121        2,160,655         2,729,820         (2,944,564)

NET ASSETS BEGINNING OF PERIOD                             -        3,080,439        2,178,819         4,209,438          7,800,664
                                           ------------------  ---------------  --------------- ----------------- ------------------

NET ASSETS END OF PERIOD                           $ 400,167      $ 5,081,560      $ 4,339,474       $ 6,939,258        $ 4,856,100
-------------------------------------------==================  ===============  =============== ================= ==================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2000                     -          292,695          234,345           390,287            695,321

      Units Issued                                    53,210          270,487          404,824         1,341,054            134,299
      Units Redeemed                                 (12,258)        (112,582)        (192,631)       (1,089,418)          (243,872)
                                           ------------------  ---------------  --------------- ----------------- ------------------

Units Outstanding at December 31, 2001                40,952          450,600          446,538           641,923            585,748
                                           ==================  ===============  =============== ================= ==================

(a)  Inception date May 1, 2001.
(b)  Inception date October 29, 2001.

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

                                              Putnam/JNL      Putnam/JNL     Putnam/JNL         S&P/JNL              S&P/JNL
                                            International    Midcap Growth  Value Equity       Aggressive          Conservative
                                           Equity Portfolio    Portfolio      Portfolio     Growth Portfolio I   Growth Portfolio I
                                           ----------------  -------------  -------------  -------------------  -------------------
OPERATIONS
   Net investment income (loss)                  $ (18,775)     $ (12,269)     $ (29,112)            $ 73,567            $ 132,758
   Net realized gain (loss) on investments        (202,812)       (60,328)        (9,218)             103,402              174,074
   Net change in unrealized appreciation
      (depreciation) on investments               (476,372)      (137,740)      (573,269)            (743,302)            (519,127)
                                           ----------------  -------------  -------------  -------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                (697,959)      (210,337)      (611,599)            (566,333)            (212,295)
                                           ----------------  -------------  -------------  -------------------  -------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                 660,535        813,017      1,497,077              946,011            3,224,092
   Value of units redeemed                        (128,447)       (58,513)      (551,269)            (120,048)            (308,610)
   Transfers between portfolios                    (94,126)       102,057      1,141,800             (312,456)             939,089
   Policyholder charges                             (4,507)        (1,343)       (16,770)              (4,709)              (9,625)
                                           ----------------  -------------  -------------  -------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                           433,455        855,218      2,070,838              508,798            3,844,946
                                           ----------------  -------------  -------------  -------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS             (264,504)       644,881      1,459,239              (57,535)           3,632,651

NET ASSETS BEGINNING OF PERIOD                   2,988,504        555,784      7,725,548            4,320,745            2,772,396
                                           ----------------  -------------  -------------  -------------------  -------------------

NET ASSETS END OF PERIOD                       $ 2,724,000    $ 1,200,665    $ 9,184,787          $ 4,263,210          $ 6,405,047
-------------------------------------------================  =============  =============  ===================  ===================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2000             266,204         54,727        751,954              399,096              259,894

      Units Issued                                 168,844        145,580        493,821              135,864              465,709
      Units Redeemed                              (126,185)       (41,043)      (273,664)             (84,583)             (79,220)
                                           ----------------  -------------  -------------  -------------------  -------------------

Units Outstanding at December 31, 2001             308,863        159,264        972,111              450,377              646,383
                                           ================  =============  =============  ===================  ===================


                                                                                                                       Salomon
                                             S&P/JNL Equity       S&P/JNL          S&P/JNL          S&P/JNL           Brothers/
                                               Aggressive      Equity Growth   Moderate Growth   Very Aggressive      JNL Global
                                           Growth Portfolio I   Portfolio I      Portfolio I    Growth Portfolio I  Bond Portfolio
                                           ------------------- --------------  --------------- ------------------ ------------------
OPERATIONS
   Net investment income (loss)                      $ 17,286       $ 70,134        $ 203,398           $ 22,294           $ 91,159
   Net realized gain (loss) on investments             23,943         99,837          280,152            109,814             20,901
   Net change in unrealized appreciation
      (depreciation) on investments                  (280,679)      (902,248)        (959,991)          (271,771)           (48,457)
                                           ------------------- --------------  --------------- ------------------ ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                   (239,450)      (732,277)        (476,441)          (139,663)            63,603
                                           ------------------- --------------  --------------- ------------------ ------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                    132,426      2,559,199        7,051,490            631,995            437,894
   Value of units redeemed                            (26,969)      (402,759)        (466,683)           (55,010)          (118,992)
   Transfers between portfolios                       (22,143)       467,240          747,724            109,636            637,604
   Policyholder charges                                (2,704)       (25,461)          (7,837)            (2,622)            (4,111)
                                           ------------------- --------------  --------------- ------------------ ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               80,610      2,598,219        7,324,694            683,999            952,395
                                           ------------------- --------------  --------------- ------------------ ------------------

NET INCREASE (DECREASE) IN NET ASSETS                (158,840)     1,865,942        6,848,253            544,336          1,015,998

NET ASSETS BEGINNING OF PERIOD                      1,393,887      3,927,233        4,152,773          1,012,623            873,946
                                           ------------------- --------------  --------------- ------------------ ------------------

NET ASSETS END OF PERIOD                          $ 1,235,047    $ 5,793,175     $ 11,001,026        $ 1,556,959        $ 1,889,944
-------------------------------------------=================== ==============  =============== ================== ==================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2000                124,653        350,150          374,272             96,855             81,785

      Units Issued                                     26,950        410,011          924,883             96,510            115,932
      Units Redeemed                                  (21,759)      (130,203)        (170,164)           (19,101)           (27,057)
                                           ------------------- --------------  --------------- ------------------ ------------------

Units Outstanding at December 31, 2001                129,844        629,958        1,128,991            174,264            170,660
                                           =================== ==============  =============== ================== ==================

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001


                                                 Salomon
                                               Brothers/JNL
                                             U.S. Government       T. Rowe Price/     T. Rowe Price/         T. Rowe
                                                 & Quality         JNL Established     JNL Mid-Cap          Price/JNL
                                              Bond Portfolio      Growth Portfolio   Growth Portfolio    Value Portfolio
                                           ---------------------  ------------------ -----------------  ------------------
OPERATIONS
   Net investment income (loss)                       $ 170,044           $ (75,577)        $ (89,732)           $ (4,027)
   Net realized gain (loss) on investments              192,969             (97,935)            3,113              (7,460)
   Net change in unrealized appreciation
      (depreciation) on investments                    (188,320)           (433,215)         (119,871)            (19,313)
                                           ---------------------  ------------------ -----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      174,693            (606,727)         (206,490)            (30,800)
                                           ---------------------  ------------------ -----------------  ------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                    1,749,200             885,903         1,099,114           1,626,761
   Value of units redeemed                             (290,510)           (421,289)         (382,812)            (81,908)
   Transfers between portfolios                         890,743             724,596          (605,108)          1,233,991
   Policyholder charges                                  (5,252)            (17,294)          (12,416)             (1,133)
                                           ---------------------  ------------------ -----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                              2,344,181           1,171,916            98,778           2,777,711
                                           ---------------------  ------------------ -----------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                 2,518,874             565,189          (107,712)          2,746,911

NET ASSETS BEGINNING OF PERIOD                        2,882,547           5,731,857         6,525,187             394,618
                                           ---------------------  ------------------ -----------------  ------------------

NET ASSETS END OF PERIOD                            $ 5,401,421         $ 6,297,046       $ 6,417,475         $ 3,141,529
-------------------------------------------=====================  ================== =================  ==================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2000                  270,579             466,612           476,086              35,883

      Units Issued                                      404,674             267,869           217,004             341,417
      Units Redeemed                                   (186,480)           (144,503)         (198,055)            (76,625)
                                           ---------------------  ------------------ -----------------  ------------------

Units Outstanding at December 31, 2001                  488,773             589,978           495,035             300,675
                                           =====================  ================== =================  ==================

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
NOTES TO THE FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

Jackson National Life Insurance Company of New York ("Jackson National") established JNLNY Separate Account I (the "Separate Account") on September 12, 1997. The Separate Account commenced operations on November 27, 1998, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson National and the obligations under the contracts are the obligation of Jackson National. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson National may conduct.

The Separate Account receives and invests net premiums for individual flexible premium variable annuity contracts issued by Jackson National. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account currently contains fifty (50) Portfolios, each of which invests in the following series of mutual funds:

------------------------------------------------------------------------------------------------------------------------------
                                JNL SERIES TRUST
AIM/JNL Large Cap Growth Fund                                 PPM America/JNL Balanced Fund
AIM/JNL Premier Equity II Fund                                PPM America/JNL High Yield Bond Fund
AIM/JNL Small Cap Growth Fund                                 PPM America/JNL Money Market Fund
Alger/JNL Growth Fund                                         PPM America/JNL Value Fund
Alliance Capital/JNL Growth Fund                              Putnam/JNL Equity Fund
Eagle/JNL Core Equity Fund                                    Putnam/JNL International Equity Fund
Eagle/JNL SmallCap Equity Fund                                Putnam/JNL Midcap Growth Fund
Janus/JNL Aggressive Growth Fund                              Putnam/JNL Value Equity Fund
Janus/JNL Balanced Fund                                       S&P/JNL Aggressive Growth Fund I
Janus/JNL Capital Growth Fund                                 S&P/JNL Conservative Growth Fund I
Janus/JNL Global Equities Fund                                S&P/JNL Core Index 100 Fund
JPMorgan/JNL Enhanced S&P 500 Stock Index Fund                S&P/JNL Core Index 50 Fund
JPMorgan/JNL International Value Fund                         S&P/JNL Core Index 75 Fund
Lazard/JNL Mid Cap Value Fund                                 S&P/JNL Equity Aggressive Growth Fund I
Lazard/JNL Small Cap Value Fund                               S&P/JNL Equity Growth Fund I
Mellon Capital Management/JNL Bond Index Fund                 S&P/JNL Moderate Growth Fund I
Mellon Capital Management/JNL International Index Fund        S&P/JNL Very Aggressive Growth Fund I
Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund      Salomon Brothers/JNL Global Bond Fund
Mellon Capital Management/JNL S&P 500 Index Fund              Salomon Brothers/JNL U.S. Government & Quality Bond Fund
Mellon Capital Management/JNL Small Cap Index Fund            T. Rowe Price/JNL Established Growth Fund
Oppenheimer/JNL Global Growth Fund                            T. Rowe Price/JNL Mid-Cap Growth Fund
Oppenheimer/JNL Growth Fund                                   T. Rowe Price/JNL Value Fund
PIMCO/JNL Total Return Bond Fund

------------------------------------------------------------------------------------------------------------------------------
                            JNLNY VARIABLE FUND I LLC
First Trust/JNL Global Target 15 Fund                         First Trust/JNL The Dow Target 10 Fund
First Trust/JNL Target 25 Fund                                First Trust/JNL The S&P Target 10 Fund
First Trust/JNL Target Small-Cap Fund

JNLNY SEPARATE ACCOUNT I
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

NOTE 1 - ORGANIZATION (CONTINUED)

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson National Life Insurance Company, serves as investment adviser for all the Funds and receives a fee for its services from each of the Funds.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

     The Separate Account's investments in the corresponding series of mutual funds ("Funds") are stated at the net asset values of the respective Funds. The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in the Funds are recorded on trade date. Realized gain distributions are reinvested in the respective Funds. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income to the Separate Account on the ex-dividend date.

FEDERAL INCOME TAXES

     The operations of the Separate Account are included in the federal income tax return of Jackson National, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax has been provided.

NOTE 3 - POLICY CHARGES

Charges are deducted from the Separate Account to compensate Jackson National for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

CONTRACT MAINTENANCE CHARGE

     An annual contract maintenance charge of $30 is charged against each contract to reimburse Jackson National for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date. The charge is deducted by redeeming units. For the year ended December 31, 2002, contract maintenance charges were assessed in the amount of $49,945.

TRANSFER FEE CHARGE

     A transfer fee of $25 will apply to transfers made by contract holders between the portfolios in excess of 15 transfers in a contract year. Jackson National may waive the transfer fee in connection with pre-authorized automatic transfer programs, or in those states where a lesser fee is required.

     This fee will be deducted from any contract values remaining in the portfolio(s)

JNLNY SEPARATE ACCOUNT I
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

NOTE 3 - POLICY CHARGES (CONTINUED)

TRANSFER FEE CHARGE (CONTINUED)

     from which the transfers were made. If such remaining contract value is insufficient to pay the transfer fee, then the fee will be deducted from transferred contract values. For the year ended December 31, 2002, transfer fee charges were assessed in the amount of $500.

SURRENDER OR CONTINGENT DEFERRED SALES CHARGE

     During the first longer contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson National and withheld from the proceeds of the withdrawals. For the year ended December 31, 2002, surrender charges were assessed in the amount of $193,897.

INSURANCE CHARGES

     Jackson National deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. The administration charge is designed to reimburse Jackson National for administrative expenses related to the Separate Account and the issuance and maintenance of contracts.

     Jackson National deducts a daily charge from the net assets of the Separate Account equivalent to an annual rate of 1.25% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson National is that the insured may receive benefits greater than those anticipated by Jackson National. The expense risk assumed by Jackson National is that the costs of administering the contracts of the Separate Account will exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

OPTIONAL BENEFIT CHARGES

     MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT CHARGE. If you select this benefit option, Jackson National makes an additional deduction at an annual rate of 0.22% of the average daily net asset value of your allocation. The Maximum Anniversary Value Death Benefit is an optional benefit that may increase the amount of the death benefit paid to the greatest contract value at any contract anniversary prior to the owner's 81st birthday. The mortality and expense risk charge is 0.12% lower than in the base contract to reflect the replacement of the standard death benefit with the Maximum Anniversary Value Death Benefit.

     EARNINGS PROTECTION BENEFIT CHARGE. If you select this benefit option, Jackson National will make an additional deduction that equals 0.30% on an annual basis of the average daily net asset value of your allocations to the portfolios.

     CONTRACT ENHANCEMENT CHARGE. If you select one of the contract enhancement benefits, then for a period of three to seven contract years, Jackson National will make an additional deduction based upon the average daily net asset value of your allocations to the portfolios. The amounts of these charges depend upon which of the contract enhancements you select and range from 0.395% to 0.65%.

     CONTRACT ENHANCEMENT RECAPTURE CHARGE. If you select a contract enhancement benefit and then make a partial or total withdrawal during the first three to seven contract years, Jackson National will assess a recapture charge that reimburses Jackson National for all or part of the contract enhancements that Jackson National credited to the account based on the first year payments.

JNLNY SEPARATE ACCOUNT I
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

NOTE 3 - POLICY CHARGES (CONTINUED)

OPTIONAL BENEFIT CHARGES (CONTINUED)

     GUARANTEED MINIMUM INCOME BENEFIT CHARGE. If you select this benefit, on a calendar quarter basis, Jackson National will deduct 0.10% of the Guaranteed Minimum Income Benefit (GMIB) Benefit Base.

     GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. If you select this benefit, Jackson National will make an additional deduction of 0.35% on an annual basis of the average daily net asset value of your allocations to the portfolios. This charge will increase to 0.55% upon the first election of a "step-up". Jackson National reserves the right to prospectively increase the charge on new issues or upon any election of any "step-up" subject to a maximum charge of 0.70%.

     OPTIONAL DEATH BENEFIT CHARGES. If you select one of the three optional death benefits available under your Contract, Jackson National will deduct 0.15% or 0.25% on an annual basis of the average daily net asset value of your allocations to the portfolios.

     FIVE-YEAR WITHDRAWAL CHARGE PERIOD. If you select the optional five-year withdrawal charge period feature (on the Perspective II base contract), Jackson National will deduct 0.30% on an annual basis of the average daily net asset value of your allocations to the portfolios.

     20% ADDITIONAL FREE WITHDRAWAL CHARGE. If you select the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a Contract year without withdrawal charge, Jackson National will deduct 0.30% on an annual basis of the average daily net assets value of your allocations to the portfolios.

PREMIUM TAXES

     Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 4% depending on the state.

NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     For the year ended December 31, 2002, purchases and proceeds from sales of investments are as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                JNL SERIES TRUST
                                                  Proceeds                                                          Proceeds
                                    Purchases     from Sales                                         Purchases      from Sales
AIM/JNL Large Cap Growth             $  238,528     $   71,088  PPM America/JNL Balanced              $ 3,185,677    $ 2,876,822
AIM/JNL Premier Equity II               483,619        246,405  PPM America/JNL High Yield Bond         4,536,552      3,848,391
AIM/JNL Small Cap Growth              1,229,435        497,077  PPM America/JNL Money Market            8,723,504     10,095,340
Alger/JNL Growth                      1,165,752      2,213,670  PPM America/JNL Value                       7,571             11
Alliance Capital/JNL Growth           1,998,326      1,708,446  Putnam/JNL Equity                         645,941      1,373,241
Eagle/JNL Core Equity                 1,699,578      1,216,747  Putnam/JNL International Equity         3,134,084      3,364,028
Eagle/JNL SmallCap Equity             1,177,806      1,432,234  Putnam/JNL Midcap Growth                  901,630        802,154
Janus/JNL Aggressive Growth           1,805,017      4,151,406  Putnam/JNL Value Equity                 2,883,852      4,371,473
Janus/JNL Balanced                    3,466,936      2,745,677  S&P/JNL Aggressive Growth I             2,548,102      1,449,577
Janus/JNL Capital Growth              1,649,121      4,126,073  S&P/JNL Conservative Growth I           8,351,330      3,914,587

JNLNY SEPARATE ACCOUNT I
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

NOTE 4 - PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
                          JNL SERIES TRUST (CONTINUED)
                                                                    Proceeds
                                                     Purchases     from Sales
Janus/JNL Global Equities                             $  704,872    $ 2,571,339
JPMorgan/JNL Enhanced S&P 500 Stock Index                 32,444          5,067
JPMorgan/JNL International Value                         143,075         84,365
Lazard/JNL Mid Cap Value                               1,197,179        648,461
Lazard/JNL Small Cap Value                             2,099,712        958,188
Mellon Capital Management/JNL Bond Index                  20,250             43
Mellon Capital Management/JNL International Index          2,895          2,791
Mellon Capital Management/JNL S&P 400 Mid Cap Index      193,771          7,127
Mellon Capital Management/JNL S&P 500 Index              296,150         36,577
Mellon Capital Management/JNL Small Cap Index            216,546          7,035
Oppenheimer/JNL Global Growth                          1,443,019      1,062,756
Oppenheimer/JNL Growth                                   681,760        520,544
PIMCO/JNL Total Return Bond                            7,449,955      2,336,944
S&P/JNL Core Index 100                                    47,862            148
S&P/JNL Core Index 50                                          -              -
S&P/JNL Core Index 75                                          -              -
S&P/JNL Equity Aggressive Growth I                       699,383        334,119
S&P/JNL Equity Growth I                                6,639,483      4,996,000
S&P/JNL Moderate Growth I                             15,000,693      9,598,240
S&P/JNL Very Aggressive Growth I                         840,054        896,665
Salomon Brothers/JNL Global Bond                       1,647,416      1,086,667
Salomon Brothers/JNL U.S. Government & Quality Bond    9,595,407      5,460,414
T. Rowe Price/JNL Established Growth                   2,271,810      3,344,461
T. Rowe Price/JNL Mid-Cap Growth                       1,995,717      2,611,605
T. Rowe Price/JNL Value                                3,093,077      2,535,849

--------------------------------------------------------------------------------
                            JNLNY VARIABLE FUND I LLC
                                                                     Proceeds
                                                     Purchases     from Sales
First Trust/JNL Global Target 15 Fund                 $  599,344     $  504,226
First Trust/JNL Target 25 Fund                           745,609        521,931
First Trust/JNL Target Small-Cap Fund                    776,124        555,313
First Trust/JNL The Dow Target 10 Fund                   805,085        567,428
First Trust/JNL The S&P Target 10 Fund                   757,422        508,567


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES

     The following is a summary of insurance charges for the period ended December 31, 2002:



                                 AIM/                 AIM/                AIM/                                Alliance
                             JNL Large Cap         JNL Premier       JNL Small Cap        Alger/JNL          Capital/JNL
                           Growth Portfolio     Equity II Portfolio Growth Portfolio  Growth Portfolio    Growth Portfolio
                          --------------------  ------------------  ----------------- ------------------  ------------------
M&E CLASS

         1.400                             40                  11                 23                 10                   2
         1.650                              -                   -                  9                  -                   -
         1.700                             10                   -                  -                  -                   -
         1.795                              -                   -                  -                  -                   -
         1.800                              -                   -                  -                  -                   -
         1.820                              -                   -                  -                  -                   -
         1.825                              -                   -                  -                  -                   -
         1.960                              6                   -                  -                 22                   -
         2.095                              -                   -                  -                  -                   -
         2.300                              -                   -                  1                  -                  40
         2.450                              -                   5                  -                  -                   -

PERSPECTIVE
 Standard Benefit                         666               1,056              2,320             89,022              16,452
 Contract Enhancement
    Benefit *                             863               2,223              4,296              6,292               8,403
                          --------------------  ------------------  ----------------- ------------------  ------------------

         Total                          1,585               3,295              6,649             95,346              24,897
                          ====================  ==================  ================= ==================  ==================


                                                 Eagle/JNL      First Trust/JNL    First Trust/JNL    First Trust/JNL
                           Eagle/JNL Core         SmallCap       Global Target        Target 25       Target Small-Cap
                          Equity Portfolio    Equity Portfolio    15 Portfolio        Portfolio          Portfolio
                         -------------------  ----------------- ----------------- ------------------  -----------------
M&E CLASS

         1.400                            -                  -                 1                  -                  -
         1.650                            -                  -             3,488              3,625              3,699
         1.700                            -                  -                 -                  -                  -
         1.795                            -                  -                 -                  -                  -
         1.800                            4                  -                 -                  -                  -
         1.820                            3                  -                 -                  -                  -
         1.825                            -                  -                 -                  -                  -
         1.960                           36                  8                28                201                216
         2.095                            -                  -                28                  -                  -
         2.300                           70                 12                22                 14                 14
         2.450                            -                  -                 -                 13                 17

PERSPECTIVE
 Standard Benefit                    19,344             27,006                 -                  9                  -
 Contract Enhancement
    Benefit *                        11,061              5,734                21                 23                 23
                         -------------------  ----------------- ----------------- ------------------  -----------------

         Total                       30,518             32,760             3,588              3,885              3,969
                         ===================  ================= ================= ==================  =================


                          First Trust/JNL     First Trust/JNL
                           The Dow Taget       The S&P Target
                            10 Portfolio        10 Portfolio
                         -------------------  -----------------
M&E CLASS

         1.400                           68                  3
         1.650                        3,736              3,629
         1.700                            -                  -
         1.795                            -                  -
         1.800                            -                  -
         1.820                            -                  -
         1.825                            -                  -
         1.960                          203                202
         2.095                           29                 26
         2.300                           27                 13
         2.450                            -                  -

PERSPECTIVE
 Standard Benefit                         8                  1
 Contract Enhancement
    Benefit *                            23                 23
                         -------------------  -----------------

         Total                        4,094              3,897
                         ===================  =================

* Contract enhancement benefit charge changed from 1.825% to 1.82% on May 17, 2002.

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES

     The  following  is a summary of  insurance  charges  for the  period  ended
     December 31, 2002:


                                                                                                      JPMorgan/
                            Janus/JNL         Janus/JNL         Janus/JNL         Janus/JNL          JNL Enhanced
                            Aggressive         Balanced          Capital           Global           S&P 500 Stock
                         Growth Portfolio     Portfolio      Growth Portfolio  Equities Portfolio  Index Portfolio
                        ------------------- ---------------  ----------------  ----------------    -----------------
M&E CLASS

        1.400                            2              45                 -                 -                   20
        1.650                            -              10                 -                 -                    -
        1.700                            -               -                11                 -                    -
        1.795                            -               -                 -                 -                    -
        1.800                            -             141                 -                 -                    2
        1.820                            -               -                 -                 -                    -
        1.825                            -               -                 -                 -                    -
        1.960                           11              48                 3                 -                    -
        2.095                            -               -                 7                 -                    -
        2.300                            -              37                 -                 -                   30
        2.450                            -               3                 -                 -                    -

PERSPECTIVE
 Standard Benefit                  140,532          43,069           109,999            90,121                   14
 Contract Enhancement
    Benefit *                        7,355          21,071             6,501                 -                    -
                        ------------------- ---------------  ----------------  ----------------    -----------------

        Total                      147,900          64,424           116,521            90,121                   66
                        =================== ===============  ================  ================    =================

                                                                                     Mellon Capital      Mellon Capital
                           JPMorgan/JNL         Lazard/JNL         Lazard/JNL        Management/JNL      Management/JNL
                          International           Mid Cap           Small Cap          Bond Index        International
                         Value Portfolio      Value Portfolio    Value Portfolio        Portfolio       Index Portfolio
                        -------------------  ------------------ ------------------  ------------------ -------------------
M&E CLASS

        1.400                            -                   3                 30                  19                   -
        1.650                            -                   9                  -                   -                   -
        1.700                            -                   -                  -                   -                   -
        1.795                            -                   -                  -                   -                   -
        1.800                            -                   -                  4                   4                   -
        1.820                            -                  23                  -                   -                   -
        1.825                            -                   -                  -                   -                   -
        1.960                            2                  24                 11                   -                   -
        2.095                            -                  48                 28                   -                   -
        2.300                           12                   -                 83                   5                   -
        2.450                            -                  25                 25                   -                   -

PERSPECTIVE
 Standard Benefit                       99               2,783              6,806                  15                   1
 Contract Enhancement
    Benefit *                            -               5,517              5,015                   -                   -
                        -------------------  ------------------ ------------------  ------------------ -------------------

        Total                          113               8,432             12,002                  43                   1
                        ===================  ================== ==================  ================== ===================

                          Mellon Capital        Mellon Capital
                          Management/JNL        Management/JNL
                          S&P 400 Mid Cap          S&P 500
                          Index Portfolio      Index Portfolio
                        --------------------  -------------------
M&E CLASS

        1.400                             7                   53
        1.650                            18                   18
        1.700                             -                    -
        1.795                             -                    -
        1.800                             -                    -
        1.820                             -                    -
        1.825                             -                    -
        1.960                           371                  393
        2.095                             -                   46
        2.300                            18                   55
        2.450                             -                    -

PERSPECTIVE
 Standard Benefit                         8                   34
 Contract Enhancement
    Benefit *                             2                    2
                        --------------------  -------------------

        Total                           424                  601
                        ====================  ===================

* Contract enhancement benefit charge changed from 1.825% to 1.82% on May 17, 2002.

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES

     The  following  is a summary of  insurance  charges  for the  period  ended
     December 31, 2002:

                          Mellon Capital
                          Management/JNL      Oppenheimer/JNL                           PIMCO/JNL         PPM America/
                             Small Cap         Global Growth     Oppenheimer/JNL      Total Return        JNL Balanced
                          Index Portfolio        Portfolio       Growth Portfolio    Bond Portfolio         Portfolio
                        -------------------- ------------------  -----------------  ------------------  ------------------
M&E CLASS

        1.400                             5                 25                  -                 109                  27
        1.650                            18                  -                  -                  64                   -
        1.700                             -                  -                  -                  20                   -
        1.795                             -                  -                  -                  12                   -
        1.800                             -                  2                  -                 188                   -
        1.820                             -                  -                  -                 101                  14
        1.825                             -                  -                  -                   -                   -
        1.960                           368                 31                  3                  97                  50
        2.095                             -                  -                  -                 210                   -
        2.300                            19                152                  2                 804                 115
        2.450                            13                 13                  3                 269                   -

PERSPECTIVE
 Standard Benefit                         9              4,828              2,642              19,041              60,082
 Contract Enhancement
    Benefit *                             2             10,774              6,118              18,707              17,859
                        -------------------- ------------------  -----------------  ------------------  ------------------

        Total                           434             15,825              8,768              39,622              78,147
                        ==================== ==================  =================  ==================  ==================

                           PPM America/         PPM America/       PPM America/                              Putnam/JNL
                          JNL High Yield          JNL Money          JNL Value          Putnam/JNL         International
                          Bond Portfolio      Market Portfolio       Portfolio       Equity Portfolio     Equity Portfolio
                        --------------------  ------------------ ------------------  ------------------  -------------------
M&E CLASS

        1.400                            25                   -                  -                   -                   13
        1.650                             -                  38                  -                   -                    -
        1.700                             -                   -                  -                   -                    -
        1.795                             -                   -                  -                   -                    -
        1.800                            73                   -                  -                   -                   72
        1.820                           115                   -                  -                   -                    -
        1.825                             -                   -                  -                   -                    -
        1.960                            52                  83                  3                   -                    3
        2.095                             -                   -                  -                  20                    -
        2.300                             1                  84                  -                   -                    -
        2.450                           132                   -                  -                   -                    -

PERSPECTIVE
 Standard Benefit                    46,345              70,196                  2              50,127               29,463
 Contract Enhancement
    Benefit *                        16,655              17,569                  2               2,917                4,700
                        --------------------  ------------------ ------------------  ------------------  -------------------

        Total                        63,398              87,970                  7              53,064               34,251
                        ====================  ================== ==================  ==================  ===================


                           Putnam/JNL          Putnam/JNL
                             Midcap           Value Equity
                        Growth Portfolio       Portfolio
                        ------------------  -----------------
M&E CLASS

        1.400                          24                 12
        1.650                           -                  -
        1.700                           -                  -
        1.795                           -                  -
        1.800                           3                  5
        1.820                           -                 35
        1.825                           -                  -
        1.960                          10                  3
        2.095                           -                 47
        2.300                           -                  9
        2.450                           -                  -

PERSPECTIVE
 Standard Benefit                   8,806             88,566
 Contract Enhancement
    Benefit *                       7,865             19,022
                        ------------------  -----------------

        Total                      16,708            107,699
                        ==================  =================

* Contract enhancement benefit charge changed from 1.825% to 1.82% on May 17, 2002.

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES

     The  following  is a summary of  insurance  charges  for the  period  ended
     December 31, 2002:


                              S&P/JNL             S&P/JNL             S&P/JNL         S&P/JNL Equity
                            Aggressive         Conservative         Core Index          Aggressive        S&P/JNL Equity
                        Growth Portfolio I   Growth Portfolio I    100 Portfolio    Growth Portfolio I   Growth Portfolio I
                        -------------------- ------------------  ------------------ -------------------  ------------------
M&E CLASS

        1.400                         1,221                238                   6                   2                  31
        1.650                             -                418                   -                   -                   -
        1.700                             -                 48                   -                   -                   -
        1.795                             -                  -                   -                   -                   -
        1.800                             1                412                   -                   -                 547
        1.820                             -                  2                  57                   -                  26
        1.825                             -                  -                   -                   -                   -
        1.960                           443              1,162                   -                 192                 575
        2.095                            85                440                   -                   -                   -
        2.300                           240              1,241                  72                   1                   1
        2.450                             -                  -                   1                   -                   -

PERSPECTIVE
 Standard Benefit                    46,227             70,874                  12              14,045              47,863
 Contract Enhancement
    Benefit *                        16,268             45,733                   -               2,545              44,539
                        -------------------- ------------------  ------------------ -------------------  ------------------

        Total                        64,485            120,568                 148              16,785              93,582
                        ==================== ==================  ================== ===================  ==================

                                                                                          Salomon
                                                                      Salomon          Brothers/JNL
                              S&P/JNL              S&P/JNL           Brothers/        U.S. Government      T. Rowe Price/
                             Moderate          Very Aggressive       JNL Global          & Quality        JNL Established
                        Growth Portfolio I    Growth Portfolio I   Bond Portfolio     Bond Portfolio      Growth Portfolio
                        --------------------  ------------------  -----------------  ------------------  -------------------
M&E CLASS

        1.400                           616                   -                 11                  95                   18
        1.650                             -                   -                  -                  50                    9
        1.700                             -                   -                  -                   -                    -
        1.795                            20                   -                  -                   -                    -
        1.800                           161                   -                  -                 153                    -
        1.820                            25                   -                  -               1,724                    -
        1.825                             -                   -                  -                   -                    -
        1.960                         1,222                  88                189                  68                   20
        2.095                            42                   -                  -                   -                    -
        2.300                         2,262                 194                  -                 425                    -
        2.450                             -                   -                  -                  52                    -

PERSPECTIVE
 Standard Benefit                    93,760              12,806             23,574              73,879               60,229
 Contract Enhancement
    Benefit *                       105,374               7,747              8,733              33,912               12,842
                        --------------------  ------------------  -----------------  ------------------  -------------------

        Total                       203,482              20,835             32,507             110,358               73,118
                        ====================  ==================  =================  ==================  ===================


                         T. Rowe Price/          T. Rowe
                           JNL Mid-Cap          Price/JNL
                        Growth Portfolio     Value Portfolio
                        ------------------  ------------------
M&E CLASS

        1.400                          21                  40
        1.650                           -                   1
        1.700                           -                  22
        1.795                           -                   -
        1.800                           -                 140
        1.820                           2                   4
        1.825                           -                   -
        1.960                          41                  22
        2.095                           -                  21
        2.300                          83                   -
        2.450                          13                  51

PERSPECTIVE
 Standard Benefit                  66,075              30,943
 Contract Enhancement
    Benefit *                      12,096              20,771
                        ------------------  ------------------

        Total                      78,331              52,015
                        ==================  ==================

* Contract enhancement benefit charge changed from 1.825% to 1.82% on May 17, 2002.

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS

     The following is a summary of accumulation unit values as of December 31, 2002:

                              AIM/               AIM/              AIM/                                Alliance
                          JNL Large Cap      JNL Premier       JNL Small Cap        Alger/JNL         Capital/JNL
                        Growth Portfolio  Equity II Portfolio Growth Portfolio    Growth Portfolio   Growth Portfolio
                        ------------------  ---------------  ------------------  -----------------  ----------------
M&E CLASS

        1.400                    8.043328         7.801655            8.293704          12.632081          7.727627
        1.650                           -                -            8.269257                  -                 -
        1.700                    8.014604                -                   -                  -                 -
        1.795                           -                -                   -                  -                 -
        1.800                           -                -                   -                  -                 -
        1.820                           -                -                   -                  -                 -
        1.825                    7.987771                -                   -          12.131009                 -
        1.960                           -                -                   -                  -                 -
        2.095                           -                -            8.213547          11.880599          7.398434
        2.300                           -         7.705924                   -                  -                 -
        2.450

PERSPECTIVE
 Standard Benefit                7.547329         7.801655            7.923624           6.920658          4.485940
 Contract Enhancement
    Benefit *                    7.228892         7.171364            7.374499           5.745187          5.914678



                                                 Eagle/JNL         First Trust/JNL     First Trust/JNL    First Trust/JNL
                          Eagle/JNL Core         SmallCap           Global Target         Target 25       Target Small-Cap
                         Equity Portfolio    Equity Portfolio       15 Portfolio          Portfolio          Portfolio
                        -------------------- ------------------  --------------------  ----------------  -------------------
M&E CLASS

        1.400                             -                  -              9.683939         10.283153            10.837362
        1.650                             -                  -              9.668954         10.254650            10.810574
        1.700                             -                  -                     -                 -                    -
        1.795                             -                  -                     -                 -                    -
        1.800                     13.017338                  -              9.669595         10.254955                    -
        1.820                     13.001053                  -                     -                 -                    -
        1.825                     12.885883          11.686093              9.655762         10.240295            10.795668
        1.960                             -                  -              9.649969                 -                    -
        2.095                     12.614051          11.438641              9.641049         10.222460            10.778106
        2.300                             -                  -                     -         10.218284            10.772237
        2.450

PERSPECTIVE
 Standard Benefit                  8.134044           8.759987             10.108930         10.150521            10.503766
 Contract Enhancement
    Benefit *                      7.212857           7.343036             10.097905         10.138888            10.492586


                         First Trust/JNL    First Trust/JNL
                          The Dow Taget     The S&P Target
                          10 Portfolio       10 Portfolio
                        ------------------  ----------------
M&E CLASS

        1.400                   11.159160          9.639856
        1.650                   11.138174          9.619349
        1.700                           -                 -
        1.795                           -                 -
        1.800                   11.140301                 -
        1.820                           -                 -
        1.825                   11.122761          9.605947
        1.960                   11.116250          9.600414
        2.095                   11.104801          9.589985
        2.300                           -                 -
        2.450

PERSPECTIVE
 Standard Benefit               11.477618          9.074024
 Contract Enhancement
    Benefit *                   11.464126          9.063773

* Contract enhancement benefit charge changed from 1.825% to 1.82% on May 17, 2002.

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS

     The following is a summary of accumulation unit values as of December 31, 2002:


                                                                                                           JPMorgan/
                            Janus/JNL         Janus/JNL           Janus/JNL           Janus/JNL          JNL Enhanced
                            Aggressive         Balanced            Capital             Global            S&P 500 Stock
                         Growth Portfolio     Portfolio       Growth Portfolio    Equities Portfolio    Index Portfolio
                         ----------------- -----------------  ------------------  ------------------  --------------------
M&E CLASS

        1.400                   17.752307          8.424101                   -                   -              5.963835
        1.650                           -          8.368208                   -                   -                     -
        1.700                           -          8.357045           13.192460                   -                     -
        1.795                           -                 -                   -                   -                     -
        1.800                           -          8.334777                   -                   -              5.878651
        1.820                           -                 -                   -                   -                     -
        1.960                   17.011265          8.298334           12.933650                   -                     -
        2.095                           -                 -           12.800844                   -                     -
        2.300                           -          8.224908                   -                   -              5.768271
        2.450                           -          8.191460                   -                   -                     -

PERSPECTIVE
 Standard Benefit                6.279575          8.760626            6.637011            7.519648             10.640831
 Contract Enhancement
    Benefit *                    5.542444          8.851790            5.104600                   -             10.629286


                                                                                  Mellon Capital       Mellon Capital
                           JPMorgan/JNL        Lazard/JNL         Lazard/JNL      Management/JNL       Management/JNL
                          International         Mid Cap           Small Cap         Bond Index         International
                         Value Portfolio    Value Portfolio    Value Portfolio       Portfolio        Index Portfolio
                        ------------------- -----------------  ----------------- ------------------  -------------------
M&E CLASS

        1.400                            -         11.031599           9.395498          10.711162                    -
        1.650                            -         10.898586                  -                  -                    -
        1.700                            -         10.872314                  -                  -                    -
        1.795                            -                 -                  -                  -                    -
        1.800                            -                 -           9.215482          10.669492                    -
        1.820                            -         10.809437                  -                  -                    -
        1.960                     6.131124         10.736602           9.144434                  -                    -
        2.095                            -         10.666542           9.084990                  -                    -
        2.300                     6.031073                 -           8.995346          10.618420                    -
        2.450                            -         10.485075           8.930386                  -                    -

PERSPECTIVE
 Standard Benefit                10.140477          9.197975           8.998926          10.117737            10.309147
 Contract Enhancement
    Benefit *                    10.129398          8.876363           8.791293          10.106532            10.297913


                          Mellon Capital      Mellon Capital
                          Management/JNL      Management/JNL
                         S&P 400 Mid Cap         S&P 500
                         Index Portfolio     Index Portfolio
                        -------------------  -----------------
M&E CLASS

        1.400                     8.491229           7.685664
        1.650                     8.470990           7.667767
        1.700                            -                  -
        1.795                            -                  -
        1.800                            -                  -
        1.820                            -                  -
        1.960                     8.445798           7.644967
        2.095                            -           7.635065
        2.300                     8.431162           7.620310
        2.450                            -                  -

PERSPECTIVE
 Standard Benefit                10.431487          10.617884
 Contract Enhancement
    Benefit *                    10.419658          10.605462


* Contract enhancement benefit charge changed from 1.825% to 1.82% on May 17, 2002.

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS

     The following is a summary of accumulation unit values as of December 31, 2002:


                          Mellon Capital
                          Management/JNL      Oppenheimer/JNL                            PIMCO/JNL         PPM America/
                             Small Cap         Global Growth      Oppenheimer/JNL      Total Return        JNL Balanced
                          Index Portfolio        Portfolio       Growth Portfolio     Bond Portfolio        Portfolio
                        -------------------- ------------------  ------------------ -------------------- -----------------
M&E CLASS

        1.400                      7.914604           7.033683                   -            13.124834         17.569209
        1.650                      7.895487           7.004501                   -            12.967122                 -
        1.700                             -                  -                   -            12.935950                 -
        1.795                             -                  -                   -            12.876608                 -
        1.800                             -           6.992634                   -            12.873462                 -
        1.820                             -           6.984641            6.825809            12.861005         17.014678
        1.960                      7.872088           6.968421            6.810348            12.774862         16.832629
        2.095                             -                  -                   -            12.691108                 -
        2.300                      7.856490           6.928890            6.770113            12.565739         16.402339
        2.450                      7.835213           6.911561            6.754412            12.475080                 -

PERSPECTIVE
 Standard Benefit                 10.529964           7.034003            6.981291            10.494459         11.096203
 Contract Enhancement
    Benefit *                     10.517941           6.902727            6.870691            10.442995          9.751387



                           PPM America/         PPM America/         PPM America/                            Putnam/JNL
                          JNL High Yield          JNL Money           JNL Value           Putnam/JNL       International
                          Bond Portfolio      Market Portfolio        Portfolio        Equity Portfolio   Equity Portfolio
                       ---------------------  ------------------  -------------------  ------------------ -----------------
M&E CLASS

        1.400                     13.247281                   -                    -                   -          9.272140
        1.650                             -           12.191859                    -                   -                 -
        1.700                     12.947321                   -                    -                   -                 -
        1.795                             -                   -                    -                   -                 -
        1.800                     12.848741                   -                    -                   -          8.993210
        1.820                     12.829216                   -            10.919325                   -                 -
        1.960                     12.690101           11.906894            10.915943                   -          8.883618
        2.095                     12.567132                   -                    -           13.693344                 -
        2.300                     12.361288           11.601511                    -                   -                 -
        2.450                     12.226651                   -                    -                   -                 -

PERSPECTIVE
 Standard Benefit                  9.748270           10.964243            10.930421            6.208732          6.910248
 Contract Enhancement
    Benefit *                      9.900733            9.964926            10.919325            6.043909          6.846033


                           Putnam/JNL          Putnam/JNL
                             Midcap           Value Equity
                        Growth Portfolio       Portfolio
                       -------------------  -----------------
M&E CLASS

        1.400                    4.922838          14.915324
        1.650                           -                  -
        1.700                           -                  -
        1.795                           -                  -
        1.800                    4.870358          14.466395
        1.820                           -          14.444269
        1.960                    4.848841          14.290686
        2.095                           -          14.144133
        2.300                           -          13.924386
        2.450                           -                  -

PERSPECTIVE
 Standard Benefit                5.096737           7.499085
 Contract Enhancement
    Benefit *                    5.571146           7.191904


* Contract enhancement benefit charge changed from 1.825% to 1.82% on May 17, 2002.

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS

     The following is a summary of accumulation unit values as of December 31, 2002:


                            S&P/JNL             S&P/JNL             S&P/JNL        S&P/JNL Equity
                           Aggressive         Conservative        Core Index         Aggressive         S&P/JNL Equity
                       Growth Portfolio I   Growth Portfolio I   100 Portfolio    Growth Portfolio I  Growth Portfolio I
                       -------------------  -----------------  ------------------ ------------------  --------------------
M&E CLASS

        1.400                    9.131127          10.047854            8.544528           8.210430              8.051136
        1.650                           -           9.929659                   -                  -                     -
        1.700                           -           9.906223                   -                  -                     -
        1.795                           -                  -                   -                  -                     -
        1.800                           -           9.859429                   -                  -              7.900541
        1.820                    8.951341           9.850177            8.510165                  -              7.893141
        1.960                    8.892193           9.785081                   -           7.993915              7.846626
        2.095                    8.835556           9.722763                   -                  -                     -
        2.300                    8.750197           9.628911            8.471077           7.875145              7.715736
        2.450                           -                  -            8.450679                  -                     -

PERSPECTIVE
 Standard Benefit                7.694273           9.046263           10.446153           7.199696              7.163703
 Contract Enhancement
    Benefit *                    7.272850           8.624847           10.434711           7.207851              6.476658


                                                                                        Salomon
                                                                    Salomon          Brothers/JNL
                             S&P/JNL             S&P/JNL           Brothers/        U.S. Government      T. Rowe Price/
                             Moderate        Very Aggressive       JNL Global          & Quality         JNL Established
                        Growth Portfolio I   Growth Portfolio I  Bond Portfolio     Bond Portfolio      Growth Portfolio
                       --------------------- -----------------  ----------------- -------------------- --------------------
M&E CLASS

        1.400                      9.790261                 -          15.777981            15.251499            18.488390
        1.650                             -                 -                  -            14.963568            18.139077
        1.700                             -                 -          15.426027            14.906554                    -
        1.795                      9.608846                 -                  -                    -                    -
        1.800                      9.606572                 -                  -            14.793153                    -
        1.820                      9.597339                 -                  -            14.770584                    -
        1.960                      9.534067          8.329832          15.121315            14.612138            17.709824
        2.095                      9.473334          8.276410                  -                    -                    -
        2.300                      9.381822          8.215024                  -            14.238996                    -
        2.450                             -                 -                  -            14.076853                    -

PERSPECTIVE
 Standard Benefit                  8.757295          6.735581          12.028236            12.356886             8.220399
 Contract Enhancement
    Benefit *                      7.857165          6.821853          10.981462            11.454579             6.935996



                         T. Rowe Price/         T. Rowe
                          JNL Mid-Cap          Price/JNL
                        Growth Portfolio    Value Portfolio
                       -------------------  ----------------
M&E CLASS

        1.400                   21.045223          9.085568
        1.650                   20.646338          9.025225
        1.700                           -          9.013254
        1.795                           -                 -
        1.800                           -          8.989259
        1.820                   20.380012          8.984460
        1.960                   20.163567          8.948950
        2.095                           -          8.918771
        2.300                   19.646585                 -
        2.450                   19.422769          8.834614

PERSPECTIVE
 Standard Benefit               10.248404          8.961548
 Contract Enhancement
    Benefit *                    7.264529          7.757874


* Contract enhancement benefit charge changed from 1.825% to 1.82% on May 17, 2002.

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)

     The following is a summary of accumulation units outstanding as of December
     31, 2002:



                               AIM/               AIM/              AIM/                                 Alliance
                           JNL Large Cap      JNL Premier       JNL Small Cap         Alger/JNL         Capital/JNL
                         Growth Portfolio  Equity II Portfolio Growth Portfolio    Growth Portfolio   Growth Portfolio
                         ------------------ ----------------- ------------------  ------------------ ------------------
M&E CLASS

         1.400                       3,656               412              1,368                 668                170
         1.650                           -                 -                730                   -                  -
         1.700                         409                 -                  -                   -                  -
         1.795                           -                 -                  -                   -                  -
         1.800                           -                 -                  -                   -                  -
         1.820                           -                 -                  -                   -                  -
         1.960                         775                 -                  -               4,039                  -
         2.095                           -                 -                  -                   -                  -
         2.300                           -                 -                 19                   6                990
         2.450                           -               739                  -                   -                  -

PERSPECTIVE
 Standard Benefit                    9,334            11,017             33,013             658,490            194,236
 Contract Enhancement
    Benefit *                        8,485            19,687             44,270              55,954             69,968
                         ------------------ ----------------- ------------------  ------------------ ------------------

         Total                      22,659            31,855             79,400             719,157            265,364
                         ================== ================= ==================  ================== ==================


                                                  Eagle/JNL       First Trust/JNL    First Trust/JNL    First Trust/JNL
                           Eagle/JNL Core          SmallCap        Global Target        Target 25       Target Small-Cap
                          Equity Portfolio     Equity Portfolio    15 Portfolio         Portfolio          Portfolio
                         --------------------  ----------------- ------------------ ------------------- -----------------
M&E CLASS

         1.400                             -                  -                418                   5                 5
         1.650                             -                  -              5,053               4,903             4,778
         1.700                             -                  -                  -                   -                 -
         1.795                             -                  -                  -                   -                 -
         1.800                           227                  -                 10                   9                 -
         1.820                           138                  -                  -                   -                 -
         1.960                         3,261              1,524              1,727              16,078            17,995
         2.095                             -                  -                653                   -                 -
         2.300                           743                304                587                 367               349
         2.450                             -                  -                  -                 573               719

PERSPECTIVE
 Standard Benefit                    148,249            179,411                  -                 269                 -
 Contract Enhancement
    Benefit *                         83,118             38,743              1,171               1,257             1,185
                         --------------------  ----------------- ------------------ ------------------- -----------------

         Total                       235,736            219,982              9,619              23,461            25,031
                         ====================  ================= ================== =================== =================


                           First Trust/JNL     First Trust/JNL
                            The Dow Taget       The S&P Target
                            10 Portfolio         10 Portfolio
                         -------------------- -------------------
M&E CLASS

         1.400                         4,978                 152
         1.650                         4,771               4,771
         1.700                             -                   -
         1.795                             -                   -
         1.800                             9                   -
         1.820                             -                   -
         1.960                        14,686              17,171
         2.095                           615                 603
         2.300                           659                 430
         2.450                             -                   -

PERSPECTIVE
 Standard Benefit                        214                   -
 Contract Enhancement
    Benefit *                          1,106               1,386
                         -------------------- -------------------

         Total                        27,038              24,513
                         ==================== ===================

* Contract enhancement benefit charge changed from 1.825% to 1.82% on May 17, 2002.

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)

     The following is a summary of accumulation units outstanding as of December
     31, 2002:


                                                                                                          JPMorgan/
                             Janus/JNL           Janus/JNL          Janus/JNL          Janus/JNL        JNL Enhanced
                             Aggressive           Balanced           Capital            Global          S&P 500 Stock
                          Growth Portfolio       Portfolio       Growth Portfolio   Equities Portfolio Index Portfolio
                         -------------------  -----------------  -----------------  ----------------   ----------------
M&E CLASS

         1.400                           53              2,670                  -                 -              2,464
         1.650                            -                847                  -                 -                  -
         1.700                            -                195                210                 -                  -
         1.795                            -                  -                  -                 -                  -
         1.800                            -              2,871                  -                 -                 17
         1.820                            -                  -                  -                 -                  -
         1.960                          134              1,692                 64                 -                  -
         2.095                            -                  -                162                 -                  -
         2.300                            -              1,496                  -                 -              1,348
         2.450                            -                467                  -                 -                  -

PERSPECTIVE
 Standard Benefit                 1,152,993            322,836            877,987           590,048                406
 Contract Enhancement
    Benefit *                        62,428            127,582             72,661                 -                  -
                         -------------------  -----------------  -----------------  ----------------   ----------------

         Total                    1,215,608            460,656            951,084           590,048              4,235
                         ===================  =================  =================  ================   ================

                                                                                    Mellon Capital      Mellon Capital
                            JPMorgan/JNL        Lazard/JNL         Lazard/JNL       Management/JNL      Management/JNL
                           International         Mid Cap           Small Cap          Bond Index         International
                          Value Portfolio    Value Portfolio    Value Portfolio       Portfolio         Index Portfolio
                         ------------------- -----------------  ----------------- -------------------  ------------------
M&E CLASS

         1.400                            -               121              1,661                 925                   -
         1.650                            -               565                  -                   -                   -
         1.700                            -                60                  -                   -                   -
         1.795                            -                 -                  -                   -                   -
         1.800                            -                 -                348                 251                   -
         1.820                            -               673                  -                   -                   -
         1.960                          252               666                795                   -                   -
         2.095                            -             2,075                728                   -                   -
         2.300                          551                 -              1,639                 248                   -
         2.450                            -               420                483                   -                   -

PERSPECTIVE
 Standard Benefit                     5,403            16,614             70,391                 455                   -
 Contract Enhancement
    Benefit *                             -            41,897             38,496                   -                   -
                         ------------------- -----------------  ----------------- -------------------  ------------------

         Total                        6,206            63,091            114,541               1,879                   -
                         =================== =================  ================= ===================  ==================

                          Mellon Capital      Mellon Capital
                          Management/JNL      Management/JNL
                          S&P 400 Mid Cap        S&P 500
                          Index Portfolio    Index Portfolio
                          -----------------  -----------------
 M&E CLASS

          1.400                        379              5,344
          1.650                        547                599
          1.700                          -                  -
          1.795                          -                  -
          1.800                          -                  -
          1.820                          -                  -
          1.960                     20,157             22,962
          2.095                          -              1,519
          2.300                        801              2,245
          2.450                          -                  -

 PERSPECTIVE
  Standard Benefit                       -                580
  Contract Enhancement
     Benefit *                         140                136
                          -----------------  -----------------

          Total                     22,024             33,385
                          =================  =================

* Contract enhancement benefit charge changed from 1.825% to 1.82% on May 17, 2002.

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)

     The following is a summary of accumulation units outstanding as of December
     31, 2002:

                             Mellon Capital
                             Management/JNL       Oppenheimer/JNL                            PIMCO/JNL       PPM America/
                               Small Cap           Global Growth       Oppenheimer/JNL     Total Return      JNL Balanced
                            Index Portfolio          Portfolio        Growth Portfolio    Bond Portfolio       Portfolio
                          ---------------------  -------------------  ------------------  ---------------- ------------------
 M&E CLASS

          1.400                            316                1,720                   -             4,386              1,005
          1.650                            603                  105                   -             2,704                  -
          1.700                              -                    -                   -               407                  -
          1.795                              -                    -                   -               481                  -
          1.800                              -                   14                   -             3,444                  -
          1.820                              -                    -                   -             4,912                511
          1.960                         23,363                4,513                 113             4,586              1,727
          2.095                              -                    -                   -             3,962                  -
          2.300                            886                3,424                  63            19,077              1,134
          2.450                            739                  834                 565             6,559                  -

 PERSPECTIVE
  Standard Benefit                          62               44,574              23,681           346,827            351,322
  Contract Enhancement
     Benefit *                             138               77,863              40,034           142,298            109,822
                          ---------------------  -------------------  ------------------  ---------------- ------------------

          Total                         26,107              133,047              64,456           539,643            465,521
                          =====================  ===================  ==================  ================ ==================


                             PPM America/         PPM America/        PPM America/                               Putnam/JNL
                            JNL High Yield          JNL Money          JNL Value           Putnam/JNL           International
                            Bond Portfolio      Market Portfolio       Portfolio        Equity Portfolio      Equity Portfolio
                          --------------------  ------------------  -----------------  --------------------  --------------------
 M&E CLASS

          1.400                           881                   -                  -                     -                   424
          1.650                             -               2,049                  -                     -                     -
          1.700                            50                   -                  -                     -                     -
          1.795                             -                   -                  -                     -                     -
          1.800                         1,071                   -                  -                     -                 1,586
          1.820                         5,521                   -                  -                     -                     -
          1.960                         3,173               3,996                488                     -                   115
          2.095                             4                   -                  -                 1,122                     -
          2.300                            20               2,751                  -                     -                     -
          2.450                         2,100                   -                  -                     -                     -

 PERSPECTIVE
  Standard Benefit                    348,484             414,805                 68               447,379               247,489
  Contract Enhancement
     Benefit *                        119,789              91,815                135                37,367                31,089
                          --------------------  ------------------  -----------------  --------------------  --------------------

          Total                       481,093             515,416                691               485,868               280,703
                          ====================  ==================  =================  ====================  ====================



                              Putnam/JNL          Putnam/JNL
                                Midcap           Value Equity
                           Growth Portfolio        Portfolio
                          -------------------  ------------------
 M&E CLASS

          1.400                        2,336                 214
          1.650                            -                   -
          1.700                            -                   -
          1.795                            -                   -
          1.800                          500                 172
          1.820                            -                 751
          1.960                        3,763                 373
          2.095                            -                 839
          2.300                            -                 112
          2.450                            -                   -

 PERSPECTIVE
  Standard Benefit                    95,105             641,010
  Contract Enhancement
     Benefit *                        69,205             143,648
                          -------------------  ------------------

          Total                      170,909             787,119
                          ===================  ==================

* Contract enhancement benefit charge changed from 1.825% to 1.82% on May 17, 2002.

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)

     The following is a summary of accumulation units outstanding as of December
     31, 2002:


                               S&P/JNL               S&P/JNL              S&P/JNL           S&P/JNL Equity
                             Aggressive            Conservative          Core Index           Aggressive          S&P/JNL Equity
                         Growth Portfolio I     Growth Portfolio I     100 Portfolio      Growth Portfolio I    Growth Portfolio I
                         --------------------  --------------------- ------------------- ---------------------  --------------------
M&E CLASS

         1.400                        32,364                  7,355                 227                   109                 2,928
         1.650                             -                 12,814                   -                     -                     -
         1.700                             -                  1,641                   -                     -                     -
         1.795                             -                      -                   -                     -                     -
         1.800                             -                  9,891                   -                     -                15,813
         1.820                         1,210                    227               2,103                     -                   554
         1.960                        13,628                 51,768                   -                30,394                42,178
         2.095                         4,820                 12,221                   -                     -                     -
         2.300                         6,653                 29,524               2,539                    40                    20
         2.450                             -                      -                  33                     -                     -

PERSPECTIVE
 Standard Benefit                    376,019                614,379                 614               124,073               373,777
 Contract Enhancement
    Benefit *                        136,574                380,029                   -                19,710               392,123
                         --------------------  --------------------- ------------------- ---------------------  --------------------

         Total                       571,268              1,119,849               5,516               174,326               827,393
                         ====================  ===================== =================== =====================  ====================


                                                                                            Salomon
                                                                       Salomon           Brothers/JNL
                              S&P/JNL              S&P/JNL            Brothers/         U.S. Government      T. Rowe Price/
                              Moderate         Very Aggressive       JNL Global            & Quality        JNL Established
                         Growth Portfolio I   Growth Portfolio I   Bond Portfolio       Bond Portfolio      Growth Portfolio
                         -------------------  ------------------- ------------------  -------------------- -------------------
M&E CLASS

         1.400                       27,291                    -                422                 3,516                 747
         1.650                            -                    -                  -                 1,090                 335
         1.700                            -                    -                 42                   109                   -
         1.795                        1,044                    -                  -                     -                   -
         1.800                       11,362                    -                  -                 2,190                   -
         1.820                          624                    -                  -                28,375                   -
         1.960                       58,076                4,466              4,978                 2,683                 732
         2.095                        2,538                    6                  -                     -                   -
         2.300                       61,246                6,430                  -                13,528                   -
         2.450                            -                    -                  -                 1,095                   -

PERSPECTIVE
 Standard Benefit                   712,046               92,752            150,296               529,822             381,588
 Contract Enhancement
    Benefit *                       850,361               56,775             54,074               221,733              84,104
                         -------------------  ------------------- ------------------  -------------------- -------------------

         Total                    1,724,588              160,429            209,812               804,141             467,506
                         ===================  =================== ==================  ==================== ===================


                           T. Rowe Price/         T. Rowe
                            JNL Mid-Cap          Price/JNL
                          Growth Portfolio    Value Portfolio
                         -------------------  ----------------
M&E CLASS

         1.400                          639             2,713
         1.650                           35               161
         1.700                            -               656
         1.795                            -                 -
         1.800                            -             2,704
         1.820                           59               267
         1.960                        1,180             1,501
         2.095                            -               718
         2.300                          759                 -
         2.450                          300             1,023

PERSPECTIVE
 Standard Benefit                   345,575           207,120
 Contract Enhancement
    Benefit *                        98,158           136,025
                         -------------------  ----------------

         Total                      446,705           352,888
                         ===================  ================

* Contract enhancement benefit charge changed from 1.825% to 1.82% on May 17, 2002.

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)

     The following is a summary of accumulation units outstanding as of December
     31, 2002:


                                 AIM/                AIM/               AIM/                                  Alliance
                             JNL Large Cap       JNL Premier        JNL Small Cap        Alger/JNL           Capital/JNL
                           Growth Portfolio   Equity II Portfolio Growth Portfolio    Growth Portfolio    Growth Portfolio
                           ------------------ ------------------- ------------------ -------------------  ------------------
M&E CLASS

         1.400                        29,408               3,220             11,344               8,433               1,314
         1.650                             -                   -              6,042                   -                   -
         1.700                         3,277                   -                  -                   -                   -
         1.795                             -                   -                  -                   -                   -
         1.800                             -                   -                  -                   -                   -
         1.820                             -                   -                  -                   -                   -
         1.960                         6,192                   -                  -              48,999                   -
         2.095                             -                   -                  -                   -                   -
         2.300                             -                   -                154                  74               7,323
         2.450                             -               5,691                  -                   -                   -

PERSPECTIVE
 Standard Benefit                     70,443              85,948            261,585           4,557,179             871,330
 Contract Enhancement
    Benefit *                         61,338             141,185            326,467             321,463             413,842
                           ------------------ ------------------- ------------------ -------------------  ------------------

         Total                       170,658             236,044            605,592           4,936,148           1,293,809
                           ================== =================== ================== ===================  ==================


                                                      Eagle/JNL        First Trust/JNL     First Trust/JNL     First Trust/JNL
                              Eagle/JNL Core          SmallCap          Global Target         Target 25        Target Small-Cap
                             Equity Portfolio     Equity Portfolio      15 Portfolio          Portfolio           Portfolio
                           ---------------------  ------------------  ------------------  -------------------  -----------------
M&E CLASS

         1.400                                -                   -               4,045                   49                 49
         1.650                                -                   -              48,859               50,275             51,654
         1.700                                -                   -                   -                    -                  -
         1.795                                -                   -                   -                    -                  -
         1.800                            2,959                   -                  95                   98                  -
         1.820                            1,797                   -                   -                    -                  -
         1.960                           42,017              17,804              16,674              164,643            194,272
         2.095                                -                   -               6,305                    -                  -
         2.300                            9,376               3,481               5,660                3,750              3,760
         2.450                                -                   -                   -                5,857              7,746

PERSPECTIVE
 Standard Benefit                     1,205,861           1,571,636                   -                2,729                  -
 Contract Enhancement
    Benefit *                           599,516             284,494              11,825               12,743             12,435
                           ---------------------  ------------------  ------------------  -------------------  -----------------

         Total                        1,861,526           1,877,415              93,463              240,144            269,916
                           =====================  ==================  ==================  ===================  =================


                             First Trust/JNL      First Trust/JNL
                              The Dow Taget       The S&P Target
                              10 Portfolio         10 Portfolio
                           --------------------  ------------------
M&E CLASS

         1.400                          55,558               1,465
         1.650                          53,136              45,889
         1.700                               -                   -
         1.795                               -                   -
         1.800                              98                   -
         1.820                               -                   -
         1.960                         163,349             164,948
         2.095                           6,837               5,785
         2.300                           7,319               4,127
         2.450                               -                   -

PERSPECTIVE
 Standard Benefit                        2,451                   -
 Contract Enhancement
    Benefit *                           12,677              12,564
                           --------------------  ------------------

         Total                         301,425             234,778
                           ====================  ==================

* Contract enhancement benefit charge changed from 1.825% to 1.82% on May 17, 2002.

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)

     The following is a summary of accumulation units outstanding as of December
     31, 2002:


                                                                                                                   JPMorgan/
                                Janus/JNL            Janus/JNL           Janus/JNL           Janus/JNL           JNL Enhanced
                                Aggressive           Balanced             Capital             Global             S&P 500 Stock
                             Growth Portfolio        Portfolio       Growth Portfolio    Equities Portfolio     Index Portfolio
                           --------------------- ------------------  ------------------  ------------------  ----------------------
M&E CLASS

         1.400                              944             22,495                   -                   -                  14,696
         1.650                                -              7,084                   -                   -                       -
         1.700                                -              1,629               2,769                   -                       -
         1.795                                -                  -                   -                   -                       -
         1.800                                -             23,931                   -                   -                      97
         1.820                                -                  -                   -                   -                       -
         1.960                            2,279             14,045                 827                   -                       -
         2.095                                -                  -               2,077                   -                       -
         2.300                                -             12,301                   -                   -                   7,777
         2.450                                -              3,829                   -                   -                       -

PERSPECTIVE
 Standard Benefit                     7,240,305          2,828,240           5,827,206           4,436,957                   4,325
 Contract Enhancement
    Benefit *                           346,002          1,129,327             370,904                   -                       -
                           --------------------- ------------------  ------------------  ------------------  ----------------------

         Total                        7,589,530          4,042,881           6,203,783           4,436,957                  26,895
                           ===================== ==================  ==================  ==================  ======================


                                                                                         Mellon Capital       Mellon Capital
                              JPMorgan/JNL         Lazard/JNL         Lazard/JNL         Management/JNL       Management/JNL
                             International           Mid Cap           Small Cap           Bond Index          International
                            Value Portfolio      Value Portfolio    Value Portfolio         Portfolio         Index Portfolio
                           -------------------  ------------------ ------------------  -------------------- --------------------
M&E CLASS

         1.400                              -               1,330             15,610                 9,911                    -
         1.650                              -               6,160                  -                     -                    -
         1.700                              -                 652                  -                     -                    -
         1.795                              -                   -                  -                     -                    -
         1.800                              -                   -              3,211                 2,673                    -
         1.820                              -               7,279                  -                     -                    -
         1.960                          1,542               7,148              7,270                     -                    -
         2.095                              -              22,130              6,612                     -                    -
         2.300                          3,324                   -             14,743                 2,636                    -
         2.450                              -               4,404              4,313                     -                    -

PERSPECTIVE
 Standard Benefit                      54,790             152,814            633,437                 4,607                    -
 Contract Enhancement
    Benefit *                               -             371,892            338,431                     -                    -
                           -------------------  ------------------ ------------------  -------------------- --------------------

         Total                         59,656             573,809          1,023,627                19,827                    -
                           ===================  ================== ==================  ==================== ====================

                             Mellon Capital       Mellon Capital
                             Management/JNL       Management/JNL
                             S&P 400 Mid Cap         S&P 500
                             Index Portfolio     Index Portfolio
                           --------------------  -----------------
M&E CLASS

         1.400                           3,219             41,074
         1.650                           4,635              4,595
         1.700                               -                  -
         1.795                               -                  -
         1.800                               -                  -
         1.820                               -                  -
         1.960                         170,243            175,545
         2.095                               -             11,598
         2.300                           6,751             17,106
         2.450                               -                  -

PERSPECTIVE
 Standard Benefit                            -              6,152
 Contract Enhancement
    Benefit *                            1,461              1,441
                           --------------------  -----------------

         Total                         186,309            257,511
                           ====================  =================

* Contract enhancement benefit charge changed from 1.825% to 1.82% on May 17, 2002.

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)

     The following is a summary of accumulation units outstanding as of December
     31, 2002:



                              Mellon Capital
                              Management/JNL       Oppenheimer/JNL                            PIMCO/JNL          PPM America/
                                 Small Cap          Global Growth      Oppenheimer/JNL       Total Return        JNL Balanced
                              Index Portfolio         Portfolio       Growth Portfolio      Bond Portfolio        Portfolio
                           ---------------------- ------------------- ------------------  -------------------  -----------------
M&E CLASS

         1.400                             2,506              12,096                  -               57,570             17,662
         1.650                             4,765                 732                  -               35,058                  -
         1.700                                 -                   -                  -                5,271                  -
         1.795                                 -                   -                  -                6,193                  -
         1.800                                 -                  97                  -               44,341                  -
         1.820                                 -                   -                  -               63,168              8,692
         1.960                           183,913              31,450                766               58,586             29,076
         2.095                                 -                   -                  -               50,277                  -
         2.300                             6,960              23,726                428              239,716             18,596
         2.450                             5,789               5,766              3,817               81,820                  -

PERSPECTIVE
 Standard Benefit                            648             313,539            165,324            3,639,797          3,898,333
 Contract Enhancement
    Benefit *                              1,450             537,472            275,062            1,486,023          1,070,917
                           ---------------------- ------------------- ------------------  -------------------  -----------------

         Total                           206,031             924,878            445,397            5,767,820          5,043,276
                           ====================== =================== ==================  ===================  =================

                              PPM America/          PPM America/          PPM America/                             Putnam/JNL
                             JNL High Yield           JNL Money            JNL Value           Putnam/JNL        International
                             Bond Portfolio       Market Portfolio         Portfolio        Equity Portfolio    Equity Portfolio
                           --------------------  --------------------  -------------------  ------------------ -------------------
M&E CLASS

         1.400                          11,675                     -                    -                   -               3,933
         1.650                               -                24,978                    -                   -                   -
         1.700                             652                     -                    -                   -                   -
         1.795                               -                     -                    -                   -                   -
         1.800                          13,758                     -                    -                   -              14,259
         1.820                          70,824                     -                    -                   -                   -
         1.960                          40,270                47,576                5,330                   -               1,025
         2.095                              48                     -                    -              15,367                   -
         2.300                             252                31,921                    -                   -                   -
         2.450                          25,669                     -                    -                   -                   -

PERSPECTIVE
 Standard Benefit                    3,397,117             4,548,022                  743           2,777,652           1,710,209
 Contract Enhancement
    Benefit *                        1,186,003               914,925                1,468             225,844             212,836
                           --------------------  --------------------  -------------------  ------------------ -------------------

         Total                       4,746,268             5,567,422                7,541           3,018,863           1,942,262
                           ====================  ====================  ===================  ================== ===================


                              Putnam/JNL          Putnam/JNL
                                Midcap           Value Equity
                           Growth Portfolio       Portfolio
                           ------------------  -----------------
M&E CLASS

         1.400                        11,501              3,190
         1.650                             -                  -
         1.700                             -                  -
         1.795                             -                  -
         1.800                         2,434              2,487
         1.820                             -             10,850
         1.960                        18,245              5,326
         2.095                             -             11,862
         2.300                             -              1,556
         2.450                             -                  -

PERSPECTIVE
 Standard Benefit                    484,722          4,806,994
 Contract Enhancement
    Benefit *                        385,550          1,033,107
                           ------------------  -----------------

         Total                       902,452          5,875,372
                           ==================  =================

* Contract enhancement benefit charge changed from 1.825% to 1.82% on May 17, 2002.

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)

     The following is a summary of accumulation units outstanding as of December
     31, 2002:


                                 S&P/JNL              S&P/JNL             S&P/JNL           S&P/JNL Equity
                               Aggressive          Conservative         Core Index            Aggressive         S&P/JNL Equity
                           Growth Portfolio I    Growth Portfolio I    100 Portfolio      Growth Portfolio I   Growth Portfolio I
                           --------------------  ------------------  ------------------  --------------------- --------------------
M&E CLASS

         1.400                         295,520              73,901               1,936                    892               23,574
         1.650                               -             127,241                   -                      -                    -
         1.700                               -              16,259                   -                      -                    -
         1.795                               -                   -                   -                      -                    -
         1.800                               -              97,518                   -                      -              124,931
         1.820                          10,835               2,233              17,898                      -                4,376
         1.960                         121,182             506,552                   -                242,964              330,952
         2.095                          42,589             118,820                   -                      -                    -
         2.300                          58,209             284,291              21,511                    319                  154
         2.450                               -                   -                 281                      -                    -

PERSPECTIVE
 Standard Benefit                    2,893,196           5,557,833               6,412                893,285            2,677,630
 Contract Enhancement
    Benefit *                          993,278           3,277,696                   -                142,068            2,539,646
                           --------------------  ------------------  ------------------  --------------------- --------------------

         Total                       4,414,809          10,062,344              48,038              1,279,528            5,701,263
                           ====================  ==================  ==================  ===================== ====================


                                                                                               Salomon
                                                                          Salomon           Brothers/JNL
                                 S&P/JNL               S&P/JNL           Brothers/         U.S. Government      T. Rowe Price/
                                 Moderate          Very Aggressive       JNL Global           & Quality        JNL Established
                            Growth Portfolio I    Growth Portfolio I   Bond Portfolio      Bond Portfolio      Growth Portfolio
                           ---------------------  ------------------ ------------------- --------------------  -----------------
M&E CLASS

         1.400                          267,183                   -               6,664               53,631             13,804
         1.650                                -                   -                   -               16,306              6,081
         1.700                                -                   -                 652                1,629                  -
         1.795                           10,033                   -                   -                    -                  -
         1.800                          109,148                   -                   -               32,401                  -
         1.820                            5,992                   -                   -              419,117                  -
         1.960                          553,705              37,198              75,274               39,209             12,960
         2.095                           24,047                  47                   -                    -                  -
         2.300                          574,601              52,825                   -              192,625                  -
         2.450                                -                   -                   -               15,407                  -

PERSPECTIVE
 Standard Benefit                     6,235,595             624,740           1,807,799            6,546,944          3,136,810
 Contract Enhancement
    Benefit *                         6,681,431             387,308             593,807            2,539,858            583,344
                           ---------------------  ------------------ ------------------- --------------------  -----------------

         Total                       14,461,735           1,102,118           2,484,196            9,857,127          3,752,999
                           =====================  ================== =================== ====================  =================


                             T. Rowe Price/          T. Rowe
                               JNL Mid-Cap          Price/JNL
                            Growth Portfolio     Value Portfolio
                           -------------------- -------------------
M&E CLASS

         1.400                          13,448              24,645
         1.650                             725               1,457
         1.700                               -               5,911
         1.795                               -                   -
         1.800                               -              24,305
         1.820                           1,199               2,399
         1.960                          23,790              13,433
         2.095                               -               6,405
         2.300                          14,918                   -
         2.450                           5,837               9,033

PERSPECTIVE
 Standard Benefit                    3,541,590           1,856,115
 Contract Enhancement
    Benefit *                          713,069           1,055,268
                           -------------------- -------------------

         Total                       4,314,576           2,998,971
                           ==================== ===================

* Contract enhancement benefit charge changed from 1.825% to 1.82% on May 17, 2002.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS

     The  following  is a summary for each of the five years in the period ended
     December 31, 2002 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.

                                        AIM/               AIM/JNL            AIM/JNL           Alger/           Alliance
                                    JNL Large Cap     Premier Equity II   Small Cap Growth    JNL Growth        Capital/JNL
                                 Growth Portfolio (e)   Portfolio (e)       Portfolio (e)    Portfolio (a)   Growth Portfolio (d)
                                 -------------------- ------------------- ----------------- ---------------- --------------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2002

   Unit Value                             $ 7.987771          $ 7.705924        $ 8.213547      $ 11.880599           $ 7.398434
   Total Return *                             -4.46%              -0.70%            10.27%           -0.94%                2.57%
   Ratio of Expenses **                        1.96%               2.45%             2.30%            2.30%                2.30%

Period ended December 31, 2001

   Unit Value                            $ 10.269081         $ 10.175932       $ 11.055922       $ 8.757375           $ 8.733208
   Total Return *                              2.69%               1.76%            10.56%          -12.43%              -12.67%
   Ratio of Expenses **                        1.40%              1.825%             1.40%           1.825%               1.825%

Period ended December 31, 2000

   Unit Value                                    n/a                 n/a               n/a      $ 12.096268           $ 7.831161
   Total Return *                                n/a                 n/a               n/a          -14.64%              -21.69%
   Ratio of Expenses **                          n/a                 n/a               n/a            1.40%                1.40%

Period ended December 31, 1999

   Unit Value                                    n/a                 n/a               n/a      $ 14.170805                  n/a
   Total Return *                                n/a                 n/a               n/a           31.94%                  n/a
   Ratio of Expenses **                          n/a                 n/a               n/a            1.40%                  n/a

Period ended December 31, 1998

   Unit Value                                    n/a                 n/a               n/a          $ 10.740700                  n/a
   Total Return *                                n/a                 n/a               n/a                7.41%                  n/a
   Ratio of Expenses **                          n/a                 n/a               n/a                1.40%                  n/a
---------------------------------


                                       Eagle/            Eagle/JNL        First Trust/JNL    First Trust/JNL  First Trust/JNL
                                  JNL Core Equity         SmallCap          Global Target      Target 25      Target Small-Cap
                                   Portfolio (b)     Equity Portfolio (c) 15 Portfolio (f)   Portfolio (f)     Portfolio (f)
                                 -------------------  -----------------   -----------------  ---------------  -----------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2002

   Unit Value                           $ 12.614051        $ 11.438641          $ 9.641049      $ 10.218284        $ 10.772237
   Total Return *                            -1.78%              3.25%              -3.45%           -4.73%             -5.51%
   Ratio of Expenses **                       2.30%              2.30%               2.30%            2.45%              2.45%

Period ended December 31, 2001

   Unit Value                            $ 9.243211         $ 9.682239                 n/a              n/a                n/a
   Total Return *                            -7.57%             -3.18%                 n/a              n/a                n/a
   Ratio of Expenses **                      1.825%             1.825%                 n/a              n/a                n/a

Period ended December 31, 2000

   Unit Value                           $ 11.674317        $ 10.509551                 n/a              n/a                n/a
   Total Return *                            -1.11%            -14.44%                 n/a              n/a                n/a
   Ratio of Expenses **                       1.40%              1.40%                 n/a              n/a                n/a

Period ended December 31, 1999

   Unit Value                           $ 11.805260        $ 12.283910                 n/a              n/a                n/a
   Total Return *                            18.05%             22.84%                 n/a              n/a                n/a
   Ratio of Expenses **                       1.40%              1.40%                 n/a              n/a                n/a

Period ended December 31, 1998

   Unit Value                                   n/a                n/a                 n/a              n/a                n/a
   Total Return *                               n/a                n/a                 n/a              n/a                n/a
   Ratio of Expenses **                         n/a                n/a                 n/a              n/a                n/a
---------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(a)  Commencement of operations November 27, 1998.

(b)  Commencement of operations March 22, 1999.

(c)  Commencement of operations April 22, 1999.

(d)  Fund inception date May 1, 2000.

(e)  Fund inception date October 29, 2001.

(f)  Fund inception date July 22, 2002.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)




                                        AIM/               AIM/JNL                AIM/             Alger/           Alliance
                                    JNL Large Cap     Premier Equity II      JNL Small Cap       JNL Growth        Capital/JNL
                                 Growth Portfolio (e)   Portfolio (e)      Growth Portfolio (e) Portfolio (a)  Growth Portfolio (d)
                                 -------------------- -------------------  ------------------- --------------- -----------------

LOWEST EXPENSE RATIO

Period ended December 31, 2002

   Unit Value                             $ 7.547329          $ 7.801655           $ 7.923624      $ 6.920658        $ 4.485940
   Total Return *                            -26.50%             -29.23%              -28.33%         -34.12%           -31.99%
   Ratio of Expenses **                        1.40%               1.40%                1.40%           1.40%             1.40%

Period ended December 31, 2001

   Unit Value                            $ 10.269081         $ 11.023744          $ 11.055922     $ 10.504819        $ 6.595748
   Total Return *                              2.69%              10.24%               10.56%         -13.16%           -15.78%
   Ratio of Expenses **                        1.40%               1.40%                1.40%           1.40%             1.40%

Period ended December 31, 2000

   Unit Value                                    n/a                 n/a                  n/a     $ 12.096268        $ 7.831161
   Total Return *                                n/a                 n/a                  n/a         -14.64%           -21.69%
   Ratio of Expenses **                          n/a                 n/a                  n/a           1.40%             1.40%

Period ended December 31, 1999

   Unit Value                                    n/a                 n/a                  n/a     $ 14.170805               n/a
   Total Return *                                n/a                 n/a                  n/a          31.94%               n/a
   Ratio of Expenses **                          n/a                 n/a                  n/a           1.40%               n/a

Period ended December 31, 1998

   Unit Value                                    n/a                 n/a                  n/a     $ 10.740700               n/a
   Total Return *                                n/a                 n/a                  n/a           7.41%               n/a
   Ratio of Expenses **                          n/a                 n/a                  n/a           1.40%               n/a
---------------------------------


                                       Eagle/            Eagle/JNL        First Trust/JNL    First Trust/JNL  First Trust/JNL
                                  JNL Core Equity         SmallCap          Global Target      Target 25      Target Small-Cap
                                   Portfolio (b)     Equity Portfolio (c) 15 Portfolio (f)   Portfolio (f)     Portfolio (f)
                                 -------------------  -----------------   -----------------  ---------------  -----------------

LOWEST EXPENSE RATIO

Period ended December 31, 2002

   Unit Value                            $ 8.134044         $ 8.759987         $ 10.108930      $ 10.150521        $ 10.503766
   Total Return *                           -21.64%            -23.84%               1.09%            1.51%              5.04%
   Ratio of Expenses **                       1.40%              1.40%               1.40%            1.40%              1.40%

Period ended December 31, 2001

   Unit Value                           $ 10.379886        $ 11.501957                 n/a              n/a                n/a
   Total Return *                           -11.09%              9.44%                 n/a              n/a                n/a
   Ratio of Expenses **                       1.40%              1.40%                 n/a              n/a                n/a

Period ended December 31, 2000

   Unit Value                           $ 11.674317        $ 10.509551                 n/a              n/a                n/a
   Total Return *                            -1.11%            -14.44%                 n/a              n/a                n/a
   Ratio of Expenses **                       1.40%              1.40%                 n/a              n/a                n/a

Period ended December 31, 1999

   Unit Value                           $ 11.805260        $ 12.283910                 n/a              n/a                n/a
   Total Return *                            18.05%             22.84%                 n/a              n/a                n/a
   Ratio of Expenses **                       1.40%              1.40%                 n/a              n/a                n/a

Period ended December 31, 1998

   Unit Value                                   n/a                n/a                 n/a              n/a                n/a
   Total Return *                               n/a                n/a                 n/a              n/a                n/a
   Ratio of Expenses **                         n/a                n/a                 n/a              n/a                n/a
---------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(a)  Commencement of operations November 27, 1998.

(b)  Commencement of operations March 22, 1999.

(c)  Commencement of operations April 22, 1999.

(d)  Fund inception date May 1, 2000.

(e)  Fund inception date October 29, 2001.

(f)  Fund inception date July 22, 2002.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                           AIM/              AIM/JNL              AIM/             Alger/          Alliance
                                       JNL Large Cap     Premier Equity II    JNL Small Cap       JNL Growth       Capital/JNL
                                    Growth Portfolio (e)   Portfolio (e)    Growth Portfolio (e) Portfolio (a)  Growth Portfolio (d)
                                    -------------------- -----------------  -------------------  -------------- --------------------

PORTFOLIO DATA

Period ended December 31, 2002

   Net Assets (in thousands)                      $ 171             $ 236                $ 606         $ 4,936              $ 1,294
   Units Outstanding (in thousands)                  23                32                   79             719                  265
   Investment Income Ratio *                      0.00%             0.00%                0.00%           0.00%                0.00%

Period ended December 31, 2001

   Net Assets (in thousands)                       $ 36              $ 72                 $ 39         $ 8,799              $ 1,657
   Units Outstanding (in thousands)                   3                 7                    4             843                  236
   Investment Income Ratio *                      0.00%             0.00%                0.00%           0.00%                0.06%

Period ended December 31, 2000

   Net Assets (in thousands)                        n/a               n/a                  n/a        $ 11,755                $ 870
   Units Outstanding (in thousands)                 n/a               n/a                  n/a             972                  111
   Investment Income Ratio *                        n/a               n/a                  n/a           0.00%                0.00%

Period ended December 31, 1999

   Net Assets (in thousands)                        n/a               n/a                  n/a         $ 8,319                  n/a
   Units Outstanding (in thousands)                 n/a               n/a                  n/a             587                  n/a
   Investment Income Ratio *                        n/a               n/a                  n/a           0.00%                  n/a

Period ended December 31, 1998

   Net Assets (in thousands)                        n/a               n/a                  n/a            $ 39                  n/a
   Units Outstanding (in thousands)                 n/a               n/a                  n/a               4                  n/a
   Investment Income Ratio *                        n/a               n/a                  n/a            0.00%                 n/a
-----------------------------------


                                          Eagle/            Eagle/JNL        First Trust/JNL    First Trust/JNL  First Trust/JNL
                                     JNL Core Equity         SmallCap          Global Target      Target 25      Target Small-Cap
                                      Portfolio (b)     Equity Portfolio (c) 15 Portfolio (f)   Portfolio (f)     Portfolio (f)
                                    -------------------  -----------------   -----------------  ---------------  -----------------

PORTFOLIO DATA

Period ended December 31, 2002

   Net Assets (in thousands)                   $ 1,862            $ 1,877                $ 93            $ 240              $ 270
   Units Outstanding (in thousands)                236                220                  10               23                 25
   Investment Income Ratio *                     0.78%              0.00%               0.00%            0.00%              0.00%

Period ended December 31, 2001

   Net Assets (in thousands)                   $ 1,891            $ 2,760                 n/a              n/a                n/a
   Units Outstanding (in thousands)                188                245                 n/a              n/a                n/a
   Investment Income Ratio *                     0.59%              0.00%                 n/a              n/a                n/a

Period ended December 31, 2000

   Net Assets (in thousands)                   $ 1,622            $ 1,814                 n/a              n/a                n/a
   Units Outstanding (in thousands)                139                173                 n/a              n/a                n/a
   Investment Income Ratio *                     0.00%              0.00%                 n/a              n/a                n/a

Period ended December 31, 1999

   Net Assets (in thousands)                     $ 850              $ 922                 n/a              n/a                n/a
   Units Outstanding (in thousands)                 72                 75                 n/a              n/a                n/a
   Investment Income Ratio *                     0.00%              0.00%                 n/a              n/a                n/a

Period ended December 31, 1998

   Net Assets (in thousands)                       n/a                n/a                 n/a              n/a                n/a
   Units Outstanding (in thousands)                n/a                n/a                 n/a              n/a                n/a
   Investment Income Ratio *                       n/a                n/a                 n/a              n/a                n/a
-----------------------------------

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Commencement of operations November 27, 1998.

(b)  Commencement of operations March 22, 1999.

(c)  Commencement of operations April 22, 1999.

(d)  Fund inception date May 1, 2000.

(e)  Fund inception date October 29, 2001.

(f)  Fund inception date July 22, 2002.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                   First Trust/JNL     First Trust/JNL        Janus/JNL          Janus/JNL         Janus/JNL
                                    The Dow Target      The S&P Target        Aggressive          Balanced      Capital Growth
                                   10 Portfolio (e)    10 Portfolio (e)   Growth Portfolio (b)  Portfolio (c)     Portfolio (a)
                                  -------------------  -----------------  ------------------- ---------------- -----------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2002

   Unit Value                            $ 11.104801         $ 9.589985          $ 17.011265       $ 8.191460       $ 12.800844
   Total Return *                             11.50%             -9.58%               -2.38%            0.22%            -2.51%
   Ratio of Expenses **                        2.30%              2.30%                1.96%            2.45%            2.095%

Period ended December 31, 2001

   Unit Value                                    n/a                n/a           $ 8.035502       $ 9.648733        $ 7.343670
   Total Return *                                n/a                n/a              -19.64%           -3.51%           -26.56%
   Ratio of Expenses **                          n/a                n/a               1.825%           1.825%            1.825%

Period ended December 31, 2000

   Unit Value                                    n/a                n/a          $ 13.174866      $ 10.097165       $ 16.122236
   Total Return *                                n/a                n/a              -22.04%            0.97%           -35.64%
   Ratio of Expenses **                          n/a                n/a                1.40%            1.40%             1.40%

Period ended December 31, 1999

   Unit Value                                    n/a                n/a          $ 16.898445              n/a       $ 25.051730
   Total Return *                                n/a                n/a               68.98%              n/a           121.08%
   Ratio of Expenses **                          n/a                n/a                1.40%              n/a             1.40%

Period ended December 31, 1998

   Unit Value                                    n/a                n/a                  n/a              n/a       $ 11.331673
   Total Return *                                n/a                n/a                  n/a              n/a            13.32%
   Ratio of Expenses **                          n/a                n/a                  n/a              n/a             1.40%
----------------------------------


                                                      JPMorgan/JNL
                                     Janus/JNL          Enhanced          JPMorgan/JNL         Lazard/JNL         Lazard/JNL
                                  Global Equities    S&P 500 Stock        International          Mid Cap           Small Cap
                                   Portfolio (a)   Index Portfolio (e)  Value Portfolio (f) Value Portfolio (d) Value Portfolio (d)
                                  ---------------- -------------------  ------------------  ------------------  ----------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2002

   Unit Value                          $ 7.519648          $ 5.768271          $ 6.031073         $ 10.485075        $ 8.930386
   Total Return *                         -28.13%               2.43%              -1.41%              13.24%            10.91%
   Ratio of Expenses **                     1.40%               2.30%              2.300%               2.45%             2.45%

Period ended December 31, 2001

   Unit Value                         $ 10.462604                 n/a                 n/a         $ 10.521134       $ 10.815225
   Total Return *                         -24.58%                 n/a                 n/a               5.21%             8.15%
   Ratio of Expenses **                     1.40%                 n/a                 n/a              1.825%            1.825%

Period ended December 31, 2000

   Unit Value                         $ 13.871569                 n/a                 n/a                 n/a               n/a
   Total Return *                         -19.41%                 n/a                 n/a                 n/a               n/a
   Ratio of Expenses **                     1.40%                 n/a                 n/a                 n/a               n/a

Period ended December 31, 1999

   Unit Value                         $ 17.213570                 n/a                 n/a                 n/a               n/a
   Total Return *                          62.29%                 n/a                 n/a                 n/a               n/a
   Ratio of Expenses **                     1.40%                 n/a                 n/a                 n/a               n/a

Period ended December 31, 1998

   Unit Value                         $ 10.606788                 n/a                 n/a                 n/a               n/a
   Total Return *                           6.07%                 n/a                 n/a                 n/a               n/a
   Ratio of Expenses **                     1.40%                 n/a                 n/a                 n/a               n/a
----------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(a)  Commencement of operations November 27, 1998.

(b)  Commencement of operations January 29, 1999.

(c)  Fund inception May 1, 2000.

(d)  Fund inception October 29, 2001.

(e)  Fund inception July 22, 2002.

(f)  Fund inception September 30, 2002.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                 First Trust/JNL     First Trust/JNL        Janus/JNL           Janus/JNL            Janus/JNL
                                  The Dow Target      The S&P Target        Aggressive           Balanced         Capital Growth
                                 10 Portfolio (e)    10 Portfolio (e)   Growth Portfolio (b)  Portfolio (c)        Portfolio (a)
                                -------------------  -----------------  ------------------- ------------------- --------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2002

   Unit Value                          $ 11.477618         $ 9.074024           $ 6.279575          $ 8.760626           $ 6.637011
   Total Return *                           14.78%             -9.26%              -30.73%              -7.87%              -30.20%
   Ratio of Expenses **                      1.40%              1.40%                1.40%               1.40%                1.40%

Period ended December 31, 2001

   Unit Value                                  n/a                n/a           $ 9.065884          $ 9.509179           $ 9.508060
   Total Return *                              n/a                n/a              -31.19%              -5.82%              -41.03%
   Ratio of Expenses **                        n/a                n/a                1.40%               1.40%                1.40%

Period ended December 31, 2000

   Unit Value                                  n/a                n/a          $ 13.174866         $ 10.097165          $ 16.122236
   Total Return *                              n/a                n/a              -22.04%               0.97%              -35.64%
   Ratio of Expenses **                        n/a                n/a                1.40%               1.40%                1.40%

Period ended December 31, 1999

   Unit Value                                  n/a                n/a          $ 16.898445                 n/a          $ 25.051730
   Total Return *                              n/a                n/a               68.98%                 n/a              121.08%
   Ratio of Expenses **                        n/a                n/a                1.40%                 n/a                1.40%

Period ended December 31, 1998

   Unit Value                                  n/a                n/a                  n/a                 n/a          $ 11.331673
   Total Return *                              n/a                n/a                  n/a                 n/a               13.32%
   Ratio of Expenses **                        n/a                n/a                  n/a                 n/a                1.40%
--------------------------------


                                                       JPMorgan/JNL
                                    Janus/JNL            Enhanced          JPMorgan/JNL         Lazard/JNL         Lazard/JNL
                                 Global Equities      S&P 500 Stock        International          Mid Cap           Small Cap
                                  Portfolio (a)     Index Portfolio (e)  Value Portfolio (f) Value Portfolio (d) Value Portfolio (d)
                                ----------------- -------------------  ------------------  ------------------  ----------------

LOWEST EXPENSE RATIO

Period ended December 31, 2002

   Unit Value                         $ 7.519648         $ 10.640831         $ 10.140477          $ 9.197975        $ 8.998926
   Total Return *                        -28.13%               6.41%               1.40%             -15.28%           -18.37%
   Ratio of Expenses **                    1.40%               1.40%               1.40%               1.40%             1.40%

Period ended December 31, 2001

   Unit Value                        $ 10.462604                 n/a                 n/a         $ 10.856520       $ 11.024118
   Total Return *                        -24.58%                 n/a                 n/a               8.57%            10.24%
   Ratio of Expenses **                    1.40%                 n/a                 n/a               1.40%             1.40%

Period ended December 31, 2000

   Unit Value                        $ 13.871569                 n/a                 n/a                 n/a               n/a
   Total Return *                        -19.41%                 n/a                 n/a                 n/a               n/a
   Ratio of Expenses **                    1.40%                 n/a                 n/a                 n/a               n/a

Period ended December 31, 1999

   Unit Value                        $ 17.213570                 n/a                 n/a                 n/a               n/a
   Total Return *                         62.29%                 n/a                 n/a                 n/a               n/a
   Ratio of Expenses **                    1.40%                 n/a                 n/a                 n/a               n/a

Period ended December 31, 1998

   Unit Value                        $ 10.606788                 n/a                 n/a                 n/a               n/a
   Total Return *                          6.07%                 n/a                 n/a                 n/a               n/a
   Ratio of Expenses **                    1.40%                 n/a                 n/a                 n/a               n/a
--------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(a)  Commencement of operations November 27, 1998.

(b)  Commencement of operations January 29, 1999.

(c)  Fund inception May 1, 2000.

(d)  Fund inception October 29, 2001.

(e)  Fund inception July 22, 2002.

(f)  Fund inception September 30, 2002.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                     First Trust/JNL     First Trust/JNL        Janus/JNL         Janus/JNL        Janus/JNL
                                      The Dow Target      The S&P Target        Aggressive         Balanced     Capital Growth
                                     10 Portfolio (e)    10 Portfolio (e)   Growth Portfolio (b) Portfolio (c)    Portfolio (a)
                                    -------------------  -----------------  -------------------  -------------- ----------------

PORTFOLIO DATA

Period ended December 31, 2002

   Net Assets (in thousands)                     $ 301              $ 235              $ 7,590         $ 4,043          $ 6,204
   Units Outstanding (in thousands)                 27                 25                1,216             461              951
   Investment Income Ratio *                     0.00%              0.00%                0.00%           2.19%            0.00%

Period ended December 31, 2001

   Net Assets (in thousands)                       n/a                n/a             $ 14,054         $ 3,738         $ 11,888
   Units Outstanding (in thousands)                n/a                n/a                1,555             392            1,262
   Investment Income Ratio *                       n/a                n/a                0.05%           3.34%            0.00%

Period ended December 31, 2000

   Net Assets (in thousands)                       n/a                n/a             $ 23,447         $ 1,309         $ 21,952
   Units Outstanding (in thousands)                n/a                n/a                1,780             130            1,362
   Investment Income Ratio *                       n/a                n/a                0.00%           0.00%            0.00%

Period ended December 31, 1999

   Net Assets (in thousands)                       n/a                n/a             $ 14,791             n/a         $ 16,043
   Units Outstanding (in thousands)                n/a                n/a                  875             n/a              640
   Investment Income Ratio *                       n/a                n/a                0.00%             n/a            0.00%

Period ended December 31, 1998

   Net Assets (in thousands)                       n/a                n/a                  n/a             n/a              $ 5
   Units Outstanding (in thousands)                n/a                n/a                  n/a             n/a                -
   Investment Income Ratio *                       n/a                n/a                  n/a             n/a            0.00%
----------------------------------


                                                        JPMorgan/JNL
                                       Janus/JNL         Enhanced          JPMorgan/JNL         Lazard/JNL         Lazard/JNL
                                    Global Equities    S&P 500 Stock        International          Mid Cap           Small Cap
                                     Portfolio (a)  Index Portfolio (e)  Value Portfolio (f) Value Portfolio (d) Value Portfolio (d)
                                   ---------------- -------------------  ------------------  ------------------  ----------------

PORTFOLIO DATA

Period ended December 31, 2002

   Net Assets (in thousands)               $ 4,437                $ 27                $ 60               $ 574           $ 1,024
   Units Outstanding (in thousands)            590                   4                   6                  63               115
   Investment Income Ratio *                 0.67%               0.07%               2.80%               0.35%             0.00%

Period ended December 31, 2001

   Net Assets (in thousands)               $ 8,505                 n/a                 n/a               $ 152             $ 128
   Units Outstanding (in thousands)            813                 n/a                 n/a                  14                12
   Investment Income Ratio *                 1.39%                 n/a                 n/a               0.72%             0.20%

Period ended December 31, 2000

   Net Assets (in thousands)              $ 14,424                 n/a                 n/a                 n/a               n/a
   Units Outstanding (in thousands)          1,040                 n/a                 n/a                 n/a               n/a
   Investment Income Ratio *                 0.00%                 n/a                 n/a                 n/a               n/a

Period ended December 31, 1999

   Net Assets (in thousands)               $ 4,990                 n/a                 n/a                 n/a               n/a
   Units Outstanding (in thousands)            290                 n/a                 n/a                 n/a               n/a
   Investment Income Ratio *                 0.00%                 n/a                 n/a                 n/a               n/a

Period ended December 31, 1998

   Net Assets (in thousands)                  $ 29                 n/a                 n/a                 n/a               n/a
   Units Outstanding (in thousands)              3                 n/a                 n/a                 n/a               n/a
   Investment Income Ratio *                 0.00%                 n/a                 n/a                 n/a               n/a
----------------------------------

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Commencement of operations November 27, 1998.

(b)  Commencement of operations January 29, 1999.

(c)  Fund inception May 1, 2000.

(d)  Fund inception October 29, 2001.

(e)  Fund inception July 22, 2002.

(f)  Fund inception September 30, 2002.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                Mellon Capital     Mellon Capital       Mellon Capital     Mellon Capital    Mellon Capital
                                Management/JNL     Management/JNL       Management/JNL     Management/JNL    Management/JNL
                                  Bond Index        International       S&P 400 Mid Cap    S&P 500 Index        Small Cap
                                 Portfolio (e)    Index Portfolio (e)  Index Portfolio (e) Portfolio (e)    Index Portfolio (e)
                                ---------------  -------------------- -------------------- ---------------  --------------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2002

   Unit Value                      $ 10.618420           $ 10.297913           $ 8.431162      $ 7.620310            $ 7.835213
   Total Return *                        1.32%                 2.98%               -0.85%          -7.67%                -5.83%
   Ratio of Expenses **                  2.30%                 1.82%                2.30%           2.30%                 2.45%

Period ended December 31, 2001

   Unit Value                              n/a                   n/a                  n/a             n/a                   n/a
   Total Return *                          n/a                   n/a                  n/a             n/a                   n/a
   Ratio of Expenses **                    n/a                   n/a                  n/a             n/a                   n/a

Period ended December 31, 2000

   Unit Value                              n/a                   n/a                  n/a             n/a                   n/a
   Total Return *                          n/a                   n/a                  n/a             n/a                   n/a
   Ratio of Expenses **                    n/a                   n/a                  n/a             n/a                   n/a

Period ended December 31, 1999

   Unit Value                              n/a                   n/a                  n/a             n/a                   n/a
   Total Return *                          n/a                   n/a                  n/a             n/a                   n/a
   Ratio of Expenses **                    n/a                   n/a                  n/a             n/a                   n/a

Period ended December 31, 1998

   Unit Value                              n/a                   n/a                  n/a             n/a                   n/a
   Total Return *                          n/a                   n/a                  n/a             n/a                   n/a
   Ratio of Expenses **                    n/a                   n/a                  n/a             n/a                   n/a
--------------------------------



                                  Oppenheimer/JNL     Oppenheimer/JNL        PIMCO/JNL         PPM America/     PPM America/
                                   Global Growth         JNL Growth         Total Return       JNL Balanced    JNL High Yield
                                   Portfolio (c)       Portfolio (c)     Bond Portfolio (d)   Portfolio (b)    Bond Portfolio (a)
                                -------------------- ------------------- -------------------  ---------------  ----------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2002

   Unit Value                            $ 6.911561          $ 6.754412         $ 12.475080      $ 16.402339       $ 12.226651
   Total Return *                            -6.21%              -0.08%               2.01%            0.95%             5.15%
   Ratio of Expenses **                       2.45%               2.45%               2.45%            2.30%             2.45%

Period ended December 31, 2001

   Unit Value                            $ 9.050551          $ 9.365809          $ 9.770700      $ 10.126429        $ 9.880263
   Total Return *                            -9.49%              -6.34%              -2.29%            1.26%            -1.20%
   Ratio of Expenses **                      1.825%              1.825%              1.825%           1.825%            1.825%

Period ended December 31, 2000

   Unit Value                                   n/a                 n/a                 n/a      $ 10.524415        $ 9.297484
   Total Return *                               n/a                 n/a                 n/a            6.75%            -6.93%
   Ratio of Expenses **                         n/a                 n/a                 n/a            1.40%             1.40%

Period ended December 31, 1999

   Unit Value                                   n/a                 n/a                 n/a       $ 9.858727        $ 9.989285
   Total Return *                               n/a                 n/a                 n/a           -1.41%            -0.32%
   Ratio of Expenses **                         n/a                 n/a                 n/a            1.40%             1.40%

Period ended December 31, 1998

   Unit Value                                   n/a                 n/a                 n/a              n/a       $ 10.021153
   Total Return *                               n/a                 n/a                 n/a              n/a             0.21%
   Ratio of Expenses **                         n/a                 n/a                 n/a              n/a             1.40%
--------------------------------


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(a)  Commencement of operations November 27, 1998.

(b)  Commencement of operations January 21, 1999.

(c)  Fund inception May 1, 2001.

(d)  Fund inception October 29, 2001.

(e)  Fund inception July 22, 2002.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                  Mellon Capital     Mellon Capital       Mellon Capital     Mellon Capital       Mellon Capital
                                  Management/JNL     Management/JNL       Management/JNL     Management/JNL       Management/JNL
                                    Bond Index        International       S&P 400 Mid Cap     S&P 500 Index          Small Cap
                                   Portfolio (e)    Index Portfolio (e)  Index Portfolio (e)  Portfolio (e)     Index Portfolio (e)
                                  ---------------  -------------------- -------------------- ----------------  --------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2002

   Unit Value                        $ 10.117737           $ 10.309147          $ 10.431487      $ 10.617884           $ 10.529964
   Total Return *                          1.18%                 3.09%                4.31%            6.18%                 5.30%
   Ratio of Expenses **                    1.40%                 1.40%                1.40%            1.40%                 1.40%

Period ended December 31, 2001

   Unit Value                                n/a                   n/a                  n/a              n/a                   n/a
   Total Return *                            n/a                   n/a                  n/a              n/a                   n/a
   Ratio of Expenses **                      n/a                   n/a                  n/a              n/a                   n/a

Period ended December 31, 2000

   Unit Value                                n/a                   n/a                  n/a              n/a                   n/a
   Total Return *                            n/a                   n/a                  n/a              n/a                   n/a
   Ratio of Expenses **                      n/a                   n/a                  n/a              n/a                   n/a

Period ended December 31, 1999

   Unit Value                                n/a                   n/a                  n/a              n/a                   n/a
   Total Return *                            n/a                   n/a                  n/a              n/a                   n/a
   Ratio of Expenses **                      n/a                   n/a                  n/a              n/a                   n/a

Period ended December 31, 1998

   Unit Value                                n/a                   n/a                  n/a              n/a                   n/a
   Total Return *                            n/a                   n/a                  n/a              n/a                   n/a
   Ratio of Expenses **                      n/a                   n/a                  n/a              n/a                   n/a
----------------------------------


                                   Oppenheimer/JNL     Oppenheimer/JNL        PIMCO/JNL         PPM America/     PPM America/
                                    Global Growth         JNL Growth         Total Return       JNL Balanced    JNL High Yield
                                    Portfolio (c)       Portfolio (c)     Bond Portfolio (d)   Portfolio (b)    Bond Portfolio (a)
                                  ------------------- ------------------- -------------------  ---------------  ----------------

LOWEST EXPENSE RATIO

Period ended December 31, 2002

   Unit Value                             $ 7.034003          $ 6.981291         $ 10.494459      $ 11.096203        $ 9.748270
   Total Return *                            -23.41%             -26.33%               7.33%           -3.30%             0.63%
   Ratio of Expenses **                        1.40%               1.40%               1.40%            1.40%             1.40%

Period ended December 31, 2001

   Unit Value                             $ 9.184038          $ 9.476549          $ 9.777524      $ 11.474475        $ 9.686955
   Total Return *                             -8.16%              -5.23%              -2.22%            9.03%             4.19%
   Ratio of Expenses **                        1.40%               1.40%               1.40%            1.40%             1.40%

Period ended December 31, 2000

   Unit Value                                    n/a                 n/a                 n/a      $ 10.524415        $ 9.297484
   Total Return *                                n/a                 n/a                 n/a            6.75%            -6.93%
   Ratio of Expenses **                          n/a                 n/a                 n/a            1.40%             1.40%

Period ended December 31, 1999

   Unit Value                                    n/a                 n/a                 n/a       $ 9.858727        $ 9.989285
   Total Return *                                n/a                 n/a                 n/a           -1.41%            -0.32%
   Ratio of Expenses **                          n/a                 n/a                 n/a            1.40%             1.40%

Period ended December 31, 1998

   Unit Value                                    n/a                 n/a                 n/a              n/a       $ 10.021153
   Total Return *                                n/a                 n/a                 n/a              n/a             0.21%
   Ratio of Expenses **                          n/a                 n/a                 n/a              n/a             1.40%
----------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(a)  Commencement of operations November 27, 1998.

(b)  Commencement of operations January 21, 1999.

(c)  Fund inception May 1, 2001.

(d)  Fund inception October 29, 2001.

(e)  Fund inception July 22, 2002.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                    Mellon Capital     Mellon Capital       Mellon Capital     Mellon Capital      Mellon Capital
                                    Management/JNL     Management/JNL       Management/JNL     Management/JNL      Management/JNL
                                      Bond Index        International       S&P 400 Mid Cap     S&P 500 Index         Small Cap
                                     Portfolio (e)   Index Portfolio (e)  Index Portfolio (e)   Portfolio (e)    Index Portfolio (e)
                                    ---------------  -------------------- -------------------- ---------------  --------------------

PORTFOLIO DATA

Period ended December 31, 2002

   Net Assets (in thousands)                  $ 20                   $ -                $ 186           $ 258                 $ 206
   Units Outstanding (in thousands)              2                     -                   22              33                    26
   Investment Income Ratio *                 5.38%                 0.00%                1.69%           0.00%                 2.87%

Period ended December 31, 2001

   Net Assets (in thousands)                   n/a                   n/a                  n/a             n/a                   n/a
   Units Outstanding (in thousands)            n/a                   n/a                  n/a             n/a                   n/a
   Investment Income Ratio *                   n/a                   n/a                  n/a             n/a                   n/a

Period ended December 31, 2000

   Net Assets (in thousands)                   n/a                   n/a                  n/a             n/a                   n/a
   Units Outstanding (in thousands)            n/a                   n/a                  n/a             n/a                   n/a
   Investment Income Ratio *                   n/a                   n/a                  n/a             n/a                   n/a

Period ended December 31, 1999

   Net Assets (in thousands)                   n/a                   n/a                  n/a             n/a                   n/a
   Units Outstanding (in thousands)            n/a                   n/a                  n/a             n/a                   n/a
   Investment Income Ratio *                   n/a                   n/a                  n/a             n/a                   n/a

Period ended December 31, 1998

   Net Assets (in thousands)                   n/a                   n/a                  n/a             n/a                   n/a
   Units Outstanding (in thousands)            n/a                   n/a                  n/a             n/a                   n/a
   Investment Income Ratio *                   n/a                   n/a                  n/a             n/a                   n/a
----------------------------------


                                    Oppenheimer/JNL     Oppenheimer/JNL        PIMCO/JNL         PPM America/     PPM America/
                                     Global Growth         JNL Growth         Total Return       JNL Balanced    JNL High Yield
                                     Portfolio (c)       Portfolio (c)     Bond Portfolio (d)   Portfolio (b)    Bond Portfolio (a)
                                   ------------------- ------------------- -------------------  ---------------  ----------------

PORTFOLIO DATA

Period ended December 31, 2002

   Net Assets (in thousands)                    $ 925               $ 445             $ 5,768          $ 5,043           $ 4,746
   Units Outstanding (in thousands)               133                  64                 540              466               481
   Investment Income Ratio *                    0.00%               0.00%               0.03%            2.91%             8.93%

Period ended December 31, 2001

   Net Assets (in thousands)                    $ 807               $ 441               $ 400          $ 5,082           $ 4,339
   Units Outstanding (in thousands)                89                  47                  41              451               447
   Investment Income Ratio *                    0.00%               0.20%               2.44%            3.70%            11.88%

Period ended December 31, 2000

   Net Assets (in thousands)                      n/a                 n/a                 n/a          $ 3,080           $ 2,179
   Units Outstanding (in thousands)               n/a                 n/a                 n/a              293               234
   Investment Income Ratio *                      n/a                 n/a                 n/a            0.00%             0.00%

Period ended December 31, 1999

   Net Assets (in thousands)                      n/a                 n/a                 n/a          $ 1,867           $ 1,832
   Units Outstanding (in thousands)               n/a                 n/a                 n/a              189               183
   Investment Income Ratio *                      n/a                 n/a                 n/a            0.00%             0.00%

Period ended December 31, 1998

   Net Assets (in thousands)                      n/a                 n/a                 n/a              n/a              $ 10
   Units Outstanding (in thousands)               n/a                 n/a                 n/a              n/a                 1
   Investment Income Ratio *                      n/a                 n/a                 n/a              n/a             0.00%
----------------------------------

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Commencement of operations November 27, 1998.

(b)  Commencement of operations January 21, 1999.

(c)  Fund inception May 1, 2001.

(d)  Fund inception October 29, 2001.

(e)  Fund inception July 22, 2002.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                       PPM America/      PPM America/        Putnam/          Putnam/JNL          Putnam/JNL
                                     JNL Money Market     JNL Value         JNL Equity      International       Midcap Growth
                                       Portfolio (a)    Portfolio (g)     Portfolio (a)   Equity Portfolio (a)   Portfolio (e)
                                    ------------------ ---------------  ----------------  -------------------- ------------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2002

   Unit Value                             $ 11.601511     $ 10.915943       $ 13.693344            $ 8.883618         $ 4.848841
   Total Return *                              -0.17%          -0.43%            -1.04%                -1.43%              0.16%
   Ratio of Expenses **                         2.30%          1.960%            2.095%                 1.96%              1.96%

Period ended December 31, 2001

   Unit Value                             $ 10.041177             n/a        $ 8.109137            $ 8.778597         $ 8.027341
   Total Return *                               0.41%             n/a           -18.91%               -12.21%            -19.73%
   Ratio of Expenses **                        1.825%             n/a            1.825%                1.825%             1.825%

Period ended December 31, 2000

   Unit Value                             $ 10.787298             n/a       $ 11.218801           $ 11.226356        $ 10.155592
   Total Return *                               4.39%             n/a           -18.98%               -15.18%              1.56%
   Ratio of Expenses **                         1.40%             n/a             1.40%                 1.40%              1.40%

Period ended December 31, 1999

   Unit Value                             $ 10.334037             n/a       $ 13.847598           $ 13.234738                n/a
   Total Return *                               3.21%             n/a            27.69%                30.37%                n/a
   Ratio of Expenses **                         1.40%             n/a             1.40%                 1.40%                n/a

Period ended December 31, 1998

   Unit Value                             $ 10.012750             n/a       $ 10.845108           $ 10.151883                n/a
   Total Return *                               0.13%             n/a             8.45%                 1.52%                n/a
   Ratio of Expenses **                         1.40%             n/a             1.40%                 1.40%                n/a
----------------------------------



                                                              S&P/JNL            S&P/JNL                           S&P/JNL Equity
                                        Putnam/JNL          Aggressive         Conservative      S&P/JNL Core        Aggressive
                                       Value Equity           Growth              Growth           Index 100           Growth
                                       Portfolio (a)      Portfolio I (d)    Portfolio I (c)     Portfolio (f)     Portfolio I (b)
                                    -------------------- ------------------  -----------------  ----------------  ------------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2002

   Unit Value                               $ 13.924386         $ 8.750197         $ 9.628911        $ 8.450679          $ 7.875145
   Total Return *                                 7.56%              8.67%              6.28%            -1.18%               5.95%
   Ratio of Expenses **                           2.30%              2.30%              2.30%             2.45%               2.30%

Period ended December 31, 2001

   Unit Value                                $ 9.139763         $ 9.060847         $ 9.596988               n/a          $ 9.559577
   Total Return *                                -8.60%             -9.39%             -4.03%               n/a              -4.40%
   Ratio of Expenses **                          1.825%             1.825%             1.825%               n/a              1.825%

Period ended December 31, 2000

   Unit Value                               $ 10.273964        $ 10.826340        $ 10.667420               n/a         $ 11.182167
   Total Return *                                 5.48%            -10.63%             -2.99%               n/a             -16.38%
   Ratio of Expenses **                           1.40%              1.40%              1.40%               n/a               1.40%

Period ended December 31, 1999

   Unit Value                                $ 9.740109        $ 12.113662        $ 10.996298               n/a         $ 13.372109
   Total Return *                                -2.42%             21.14%              9.96%               n/a              33.72%
   Ratio of Expenses **                           1.40%              1.40%              1.40%               n/a               1.40%

Period ended December 31, 1998

   Unit Value                                $ 9.981211                n/a                n/a               n/a                 n/a
   Total Return *                                -0.19%                n/a                n/a               n/a                 n/a
   Ratio of Expenses **                           1.40%                n/a                n/a               n/a                 n/a
----------------------------------


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(a)  Commencement of operations November 27, 1998.

(b)  Commencement of operations March 22, 1999.

(c)  Commencement of operations April 22, 1999.

(d)  Fund inception date May 1, 2000.

(e)  Fund inception date October 29, 2001.

(f)  Fund inception date July 22, 2002.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                     PPM America/        PPM America/       Putnam/            Putnam/JNL           Putnam/JNL
                                       JNL Money          JNL Value        JNL Equity         International       Midcap Growth
                                  Market Portfolio (a)  Portfolio (g)    Portfolio (a)     Equity Portfolio (a)    Portfolio (e)
                                  --------------------  -------------- -----------------  ---------------------- -----------------

LOWEST EXPENSE RATIO

Period ended December 31, 2002

   Unit Value                             $ 10.964243     $ 10.930421        $ 6.208732              $ 6.910248        $ 5.096737
   Total Return *                              -0.34%           9.30%           -25.15%                 -21.69%           -30.30%
   Ratio of Expenses **                         1.40%           1.40%             1.40%                   1.40%             1.40%

Period ended December 31, 2001

   Unit Value                             $ 11.001639             n/a        $ 8.295230              $ 8.823666        $ 7.312892
   Total Return *                               1.99%             n/a           -26.06%                 -21.40%           -27.99%
   Ratio of Expenses **                         1.40%             n/a             1.40%                   1.40%             1.40%

Period ended December 31, 2000

   Unit Value                             $ 10.787298             n/a       $ 11.218801             $ 11.226356       $ 10.155592
   Total Return *                               4.39%             n/a           -18.98%                 -15.18%             1.56%
   Ratio of Expenses **                         1.40%             n/a             1.40%                   1.40%             1.40%

Period ended December 31, 1999

   Unit Value                             $ 10.334037             n/a       $ 13.847598             $ 13.234738               n/a
   Total Return *                               3.21%             n/a            27.69%                  30.37%               n/a
   Ratio of Expenses **                         1.40%             n/a             1.40%                   1.40%               n/a

Period ended December 31, 1998

   Unit Value                             $ 10.012750             n/a       $ 10.845108             $ 10.151883               n/a
   Total Return *                               0.13%             n/a             8.45%                   1.52%               n/a
   Ratio of Expenses **                         1.40%             n/a             1.40%                   1.40%               n/a
----------------------------------


                                                     S&P/JNL              S&P/JNL                              S&P/JNL Equity
                                   Putnam/JNL       Aggressive          Conservative         S&P/JNL Core         Aggressive
                                  Value Equity        Growth               Growth             Index 100             Growth
                                  Portfolio (a)   Portfolio I (d)      Portfolio I (c)      Portfolio (f)      Portfolio I (b)
                                  -------------- -----------------  ------------------  ------------------- -------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2002

   Unit Value                        $ 7.499085        $ 7.694273          $ 9.046263          $ 10.446153          $ 7.199696
   Total Return *                       -20.98%           -19.39%              -9.75%                4.46%             -24.28%
   Ratio of Expenses **                   1.40%             1.40%               1.40%                1.40%               1.40%

Period ended December 31, 2001

   Unit Value                        $ 9.490032        $ 9.545538         $ 10.023547                  n/a          $ 9.508571
   Total Return *                        -7.63%           -11.83%              -6.04%                  n/a             -14.97%
   Ratio of Expenses **                   1.40%             1.40%               1.40%                  n/a               1.40%

Period ended December 31, 2000

   Unit Value                       $ 10.273964       $ 10.826340         $ 10.667420                  n/a         $ 11.182167
   Total Return *                         5.48%           -10.63%              -2.99%                  n/a             -16.38%
   Ratio of Expenses **                   1.40%             1.40%               1.40%                  n/a               1.40%

Period ended December 31, 1999

   Unit Value                        $ 9.740109       $ 12.113662         $ 10.996298                  n/a         $ 13.372109
   Total Return *                        -2.42%            21.14%               9.96%                  n/a              33.72%
   Ratio of Expenses **                   1.40%             1.40%               1.40%                  n/a               1.40%

Period ended December 31, 1998

   Unit Value                        $ 9.981211               n/a                 n/a                  n/a                 n/a
   Total Return *                        -0.19%               n/a                 n/a                  n/a                 n/a
   Ratio of Expenses **                   1.40%               n/a                 n/a                  n/a                 n/a
----------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(a)  Commencement of operations November 27, 1998.

(b)  Commencement of operations April 20, 1999.

(c)  Commencement of operations April 22, 1999.

(d)  Commencement of operations May 10, 1999.

(e)  Fund inception May 1, 2000.

(f)  Fund inception July 22, 2002.

(g)  Fund inception September 30, 2002.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                      PPM America/      PPM America/      Putnam/           Putnam/JNL             Putnam/JNL
                                    JNL Money Market      JNL Value       JNL Equity       International         Midcap Growth
                                      Portfolio (a)     Portfolio (g)   Portfolio (a)   Equity Portfolio (a)      Portfolio (e)
                                    -----------------  -------------- ----------------  ---------------------- ---------------------

PORTFOLIO DATA

Period ended December 31, 2002

   Net Assets (in thousands)                 $ 5,567             $ 8          $ 3,019                 $ 1,942                 $ 902
   Units Outstanding (in thousands)              515               1              486                     281                   171
   Investment Income Ratio *                   1.06%           0.00%            0.00%                   0.87%                 0.00%

Period ended December 31, 2001

   Net Assets (in thousands)                 $ 6,939             n/a          $ 4,856                 $ 2,724               $ 1,201
   Units Outstanding (in thousands)              642             n/a              586                     309                   159
   Investment Income Ratio *                   3.19%             n/a            0.00%                   0.73%                 0.00%

Period ended December 31, 2000

   Net Assets (in thousands)                 $ 4,209             n/a          $ 7,801                 $ 2,989                 $ 556
   Units Outstanding (in thousands)              390             n/a              695                     266                    55
   Investment Income Ratio *                   0.00%             n/a            0.00%                   0.00%                 0.00%

Period ended December 31, 1999

   Net Assets (in thousands)                 $ 1,142             n/a          $ 5,859                 $ 1,406                   n/a
   Units Outstanding (in thousands)              111             n/a              423                     106                   n/a
   Investment Income Ratio *                   0.00%             n/a            0.00%                   0.00%                   n/a

Period ended December 31, 1998

   Net Assets (in thousands)                     $ 2             n/a              $ -                     $ -                   n/a
   Units Outstanding (in thousands)                -             n/a                -                       -                   n/a
   Investment Income Ratio *                   0.00%             n/a            0.00%                   0.00%                   n/a
----------------------------------


                                                        S&P/JNL           S&P/JNL                              S&P/JNL Equity
                                      Putnam/JNL      Aggressive        Conservative         S&P/JNL Core         Aggressive
                                     Value Equity       Growth             Growth             Index 100             Growth
                                     Portfolio (a)   Portfolio I (d)   Portfolio I (c)      Portfolio (f)      Portfolio I (b)
                                    --------------- ---------------  ------------------  ------------------- -------------------

PORTFOLIO DATA

Period ended December 31, 2002

   Net Assets (in thousands)               $ 5,875         $ 4,415            $ 10,062                 $ 48             $ 1,280
   Units Outstanding (in thousands)            787             571               1,120                    6                 174
   Investment Income Ratio *                 0.97%           1.22%               2.22%                0.00%               0.08%

Period ended December 31, 2001

   Net Assets (in thousands)               $ 9,185         $ 4,263             $ 6,405                  n/a             $ 1,235
   Units Outstanding (in thousands)            972             450                 646                  n/a                 130
   Investment Income Ratio *                 1.06%           3.24%               4.58%                  n/a               2.76%

Period ended December 31, 2000

   Net Assets (in thousands)               $ 7,726         $ 4,321             $ 2,772                  n/a             $ 1,394
   Units Outstanding (in thousands)            752             399                 260                  n/a                 125
   Investment Income Ratio *                 0.00%           0.00%               0.00%                  n/a               0.00%

Period ended December 31, 1999

   Net Assets (in thousands)               $ 5,276         $ 1,204             $ 1,233                  n/a               $ 629
   Units Outstanding (in thousands)            542              99                 112                  n/a                  47
   Investment Income Ratio *                 0.00%           0.00%               0.00%                  n/a               0.00%

Period ended December 31, 1998

   Net Assets (in thousands)                  $ 10             n/a                 n/a                  n/a                 n/a
   Units Outstanding (in thousands)              1             n/a                 n/a                  n/a                 n/a
   Investment Income Ratio *                 0.00%             n/a                 n/a                  n/a                 n/a
----------------------------------

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Commencement of operations November 27, 1998.

(b)  Commencement of operations April 20, 1999.

(c)  Commencement of operations April 22, 1999.

(d)  Commencement of operations May 10, 1999.

(e)  Fund inception May 1, 2000.

(f)  Fund inception July 22, 2002.

(g)  Fund inception September 30, 2002.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                                        Salomon
                                                       S&P/JNL            S&P/JNL              Salomon             Brothers/JNL
                                 S&P/JNL Equity        Moderate        Very Aggressive         Brothers/           U.S. Government
                                     Growth             Growth             Growth             JNL Global              & Quality
                                 Portfolio I (d)    Portfolio I (d)    Portfolio I (e)    Bond Portfolio (b)     Bond Portfolio (a)
                                ------------------  --------------- ------------------  --------------------  ----------------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2002

   Unit Value                          $ 7.715736       $ 9.381822         $ 8.215024           $ 15.121315             $ 14.076853
   Total Return *                           9.08%           -1.79%             -2.21%                 6.43%                   0.70%
   Ratio of Expenses **                     2.30%            2.30%              2.30%                 1.96%                   2.45%

Period ended December 31, 2001

   Unit Value                          $ 8.603629       $ 9.134164         $ 9.045384           $ 10.318554             $ 10.464504
   Total Return *                         -13.96%           -8.66%             -9.55%                 3.19%                   4.65%
   Ratio of Expenses **                    1.825%           1.825%             1.825%                1.825%                  1.825%

Period ended December 31, 2000

   Unit Value                         $ 11.215864      $ 11.095608        $ 10.455100           $ 10.685887             $ 10.653265
   Total Return *                         -15.25%           -5.67%            -18.31%                 5.69%                   9.86%
   Ratio of Expenses **                     1.40%            1.40%              1.40%                 1.40%                   1.40%

Period ended December 31, 1999

   Unit Value                         $ 13.233816      $ 11.762325        $ 12.798458           $ 10.110410              $ 9.696972
   Total Return *                          32.34%           17.62%             27.98%                 1.10%                  -3.86%
   Ratio of Expenses **                     1.40%            1.40%              1.40%                 1.40%                   1.40%

Period ended December 31, 1998

   Unit Value                                 n/a              n/a                n/a                   n/a             $ 10.086091
   Total Return *                             n/a              n/a                n/a                   n/a                   0.86%
   Ratio of Expenses **                       n/a              n/a                n/a                   n/a                   1.40%
--------------------------------



                                                             T. Rowe
                                   T. Rowe Price/           Price/JNL            T. Rowe
                                   JNL Established       Mid-Cap Growth      Price/JNL Value
                                Growth Portfolio (c)      Portfolio (a)       Portfolio (f)
                                ---------------------- -------------------- -------------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2002

   Unit Value                             $ 17.709824          $ 19.422769          $ 8.834614
   Total Return *                               1.07%               -5.05%              16.14%
   Ratio of Expenses **                         1.96%                2.45%               2.45%

Period ended December 31, 2001

   Unit Value                              $ 9.212695           $ 9.476180          $ 9.499841
   Total Return *                              -7.87%               -5.24%              -5.00%
   Ratio of Expenses **                        1.825%               1.825%              1.825%

Period ended December 31, 2000

   Unit Value                             $ 12.283983          $ 13.705900         $ 10.997229
   Total Return *                              -1.71%                5.68%               9.97%
   Ratio of Expenses **                         1.40%                1.40%               1.40%

Period ended December 31, 1999

   Unit Value                             $ 12.498154          $ 12.969005                 n/a
   Total Return *                              24.98%               18.46%                 n/a
   Ratio of Expenses **                         1.40%                1.40%                 n/a

Period ended December 31, 1998

   Unit Value                                     n/a          $ 10.948441                 n/a
   Total Return *                                 n/a                9.48%                 n/a
   Ratio of Expenses **                           n/a                1.40%                 n/a
--------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(a)  Commencement of operations November 27, 1998.

(b)  Commencement of operations January 21, 1999.

(c)  Commencement of operations February 9, 1999.

(d)  Commencement of operations April 20, 1999.

(e)  Commencement of operations May 13, 1999.

(f)  Fund inception May 1, 2000.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                                    Salomon
                                                      S&P/JNL            S&P/JNL              Salomon             Brothers/JNL
                                 S&P/JNL Equity      Moderate        Very Aggressive         Brothers/           U.S. Government
                                     Growth           Growth             Growth             JNL Global              & Quality
                                 Portfolio I (d)  Portfolio I (d)    Portfolio I (e)    Bond Portfolio (b)     Bond Portfolio (a)
                                 ---------------  --------------- ------------------  --------------------  ----------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2002

   Unit Value                        $ 7.163703       $ 8.757295         $ 6.735581           $ 12.028236             $ 12.356886
   Total Return *                       -24.40%          -13.62%            -24.26%                 6.87%                   9.92%
   Ratio of Expenses **                   1.40%            1.40%              1.40%                 1.40%                   1.40%

Period ended December 31, 2001

   Unit Value                        $ 9.476264      $ 10.137740         $ 8.893409           $ 11.254871             $ 11.241325
   Total Return *                       -15.51%           -8.63%            -14.94%                 5.32%                   5.52%
   Ratio of Expenses **                   1.40%            1.40%              1.40%                 1.40%                   1.40%

Period ended December 31, 2000

   Unit Value                       $ 11.215864      $ 11.095608        $ 10.455100           $ 10.685887             $ 10.653265
   Total Return *                       -15.25%           -5.67%            -18.31%                 5.69%                   9.86%
   Ratio of Expenses **                   1.40%            1.40%              1.40%                 1.40%                   1.40%

Period ended December 31, 1999

   Unit Value                       $ 13.233816      $ 11.762325        $ 12.798458           $ 10.110410              $ 9.696972
   Total Return *                        32.34%           17.62%             27.98%                 1.10%                  -3.86%
   Ratio of Expenses **                   1.40%            1.40%              1.40%                 1.40%                   1.40%

Period ended December 31, 1998

   Unit Value                               n/a              n/a                n/a                   n/a             $ 10.086091
   Total Return *                           n/a              n/a                n/a                   n/a                   0.86%
   Ratio of Expenses **                     n/a              n/a                n/a                   n/a                   1.40%
---------------------------------


                                                              T. Rowe
                                    T. Rowe Price/           Price/JNL            T. Rowe
                                    JNL Established       Mid-Cap Growth      Price/JNL Value
                                 Growth Portfolio (c)      Portfolio (a)       Portfolio (f)
                                 ---------------------- -------------------- -------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2002

   Unit Value                               $ 8.220399          $ 10.248404          $ 8.961548
   Total Return *                              -24.39%              -23.01%             -17.99%
   Ratio of Expenses **                          1.40%                1.40%               1.40%

Period ended December 31, 2001

   Unit Value                              $ 10.872746          $ 13.312135         $ 10.927669
   Total Return *                              -11.49%               -2.87%              -0.63%
   Ratio of Expenses **                          1.40%                1.40%               1.40%

Period ended December 31, 2000

   Unit Value                              $ 12.283983          $ 13.705900         $ 10.997229
   Total Return *                               -1.71%                5.68%               9.97%
   Ratio of Expenses **                          1.40%                1.40%               1.40%

Period ended December 31, 1999

   Unit Value                              $ 12.498154          $ 12.969005                 n/a
   Total Return *                               24.98%               18.46%                 n/a
   Ratio of Expenses **                          1.40%                1.40%                 n/a

Period ended December 31, 1998

   Unit Value                                      n/a          $ 10.948441                 n/a
   Total Return *                                  n/a                9.48%                 n/a
   Ratio of Expenses **                            n/a                1.40%                 n/a
---------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(a)  Commencement of operations November 27, 1998.

(b)  Commencement of operations January 21, 1999.

(c)  Commencement of operations February 9, 1999.

(d)  Commencement of operations April 20, 1999.

(e)  Commencement of operations May 13, 1999.

(f)  Fund inception May 1, 2000.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                                   Salomon
                                                          S&P/JNL            S&P/JNL           Salomon           Brothers/JNL
                                   S&P/JNL Equity         Moderate        Very Aggressive     Brothers/         U.S. Government
                                       Growth              Growth             Growth        JNL Global Bond        & Quality
                                   Portfolio I (d)     Portfolio I (d)    Portfolio I (e)    Portfolio (b)     Bond Portfolio (a)
                                   ----------------  ------------------ ------------------  ---------------  ----------------------

PORTFOLIO DATA

Period ended December 31, 2002

   Net Assets (in thousands)               $ 5,701            $ 14,462            $ 1,102          $ 2,484                 $ 9,857
   Units Outstanding (in thousands)            827               1,725                160              210                     804
   Investment Income Ratio *                 0.12%               1.49%              0.07%            6.62%                   4.67%

Period ended December 31, 2001

   Net Assets (in thousands)               $ 5,793            $ 11,001            $ 1,557          $ 1,890                 $ 5,401
   Units Outstanding (in thousands)            630               1,129                174              171                     489
   Investment Income Ratio *                 2.99%               4.41%              3.37%            7.94%                   5.70%

Period ended December 31, 2000

   Net Assets (in thousands)               $ 3,927             $ 4,153            $ 1,013            $ 874                 $ 2,883
   Units Outstanding (in thousands)            350                 374                 97               82                     271
   Investment Income Ratio *                 0.00%               0.00%              0.00%            0.00%                   0.00%

Period ended December 31, 1999

   Net Assets (in thousands)               $ 1,466             $ 1,270              $ 199            $ 537                 $ 1,530
   Units Outstanding (in thousands)            111                 108                 16               53                     158
   Investment Income Ratio *                 0.00%               0.00%              0.00%            0.00%                   0.00%

Period ended December 31, 1998

   Net Assets (in thousands)                   n/a                 n/a                n/a              n/a                    $ 10
   Units Outstanding (in thousands)            n/a                 n/a                n/a              n/a                       1
   Investment Income Ratio *                   n/a                 n/a                n/a              n/a                   0.00%
----------------------------------


                                                                T. Rowe
                                      T. Rowe Price/           Price/JNL            T. Rowe
                                      JNL Established       Mid-Cap Growth      Price/JNL Value
                                   Growth Portfolio (c)      Portfolio (a)       Portfolio (f)
                                   ---------------------- -------------------- -------------------

PORTFOLIO DATA

Period ended December 31, 2002

   Net Assets (in thousands)                     $ 3,753              $ 4,315             $ 2,999
   Units Outstanding (in thousands)                  468                  447                 353
   Investment Income Ratio *                       0.09%                0.00%               0.01%

Period ended December 31, 2001

   Net Assets (in thousands)                     $ 6,297              $ 6,417             $ 3,142
   Units Outstanding (in thousands)                  590                  495                 301
   Investment Income Ratio *                       0.00%                0.00%               1.25%

Period ended December 31, 2000

   Net Assets (in thousands)                     $ 5,732              $ 6,525               $ 395
   Units Outstanding (in thousands)                  467                  476                  36
   Investment Income Ratio *                       0.00%                0.00%               0.00%

Period ended December 31, 1999

   Net Assets (in thousands)                     $ 3,352              $ 2,206                 n/a
   Units Outstanding (in thousands)                  268                  170                 n/a
   Investment Income Ratio *                       0.00%                0.00%                 n/a

Period ended December 31, 1998

   Net Assets (in thousands)                         n/a                  $ -                 n/a
   Units Outstanding (in thousands)                  n/a                    -                 n/a
   Investment Income Ratio *                         n/a                0.00%                 n/a
----------------------------------

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Commencement of operations November 27, 1998.

(b)  Commencement of operations January 21, 1999.

(c)  Commencement of operations February 9, 1999.

(d)  Commencement of operations April 20, 1999.

(e)  Commencement of operations May 13, 1999.

(f)  Fund inception May 1, 2000.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors of Jackson National Life Insurance Company of New
    York and Contract Owners of JNLNY Separate Account I:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts of JNLNY Separate Account I, at December 31, 2002, and the related statements of operations, changes in net assets and financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the separate account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned at December 31, 2002 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the sub-accounts of JNLNY Separate Account I as of December 31, 2002 and the results of its operations, changes in net assets and financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Chicago, Illinois
February 14, 2003

                         JACKSON NATIONAL LIFE INSURANCE
                               COMPANY OF NEW YORK



                               [GRAPHIC OMITTED]














                              FINANCIAL STATEMENTS


                                DECEMBER 31, 2002

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

INDEX TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

--------------------------------------------------------------------------------




Independent Auditors' Report                                                  1



Balance Sheets                                                                2



Income Statements                                                             3



Statements of Stockholder's Equity and Comprehensive Income                   4



Statements of Cash Flows                                                      5



Notes to Financial Statements                                                 6

                          INDEPENDENT AUDITORS' REPORT



To the Board of Directors and Stockholder of Jackson National Life Insurance Company of New York


We have audited the accompanying balance sheets of Jackson National Life Insurance Company of New York as of December 31, 2002 and 2001, and the related statements of income, stockholder's equity and comprehensive income, and cash flows for each of the years in the three year period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company of New York as of December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the years in the three year period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America.



/s/ KPMG LLP


Detroit, Michgan
January 31, 2003

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS


BALANCE SHEETS

-------------------------------------------------------------------------------------------------------------------------------

                                                                                       DECEMBER 31,
ASSETS                                                                          2002                  2001
                                                                         --------------------   ------------------
   Investments:
     Cash and short-term investments                                        $   99,728,648         $ 40,705,483
     Fixed maturities, available for sale, at fair value (amortized
         cost: 2002, $1,147,923,462; 2001, $524,094,302)                     1,203,891,512          532,825,057
     Equities, at market value (cost 2002, $138,950; 2001, $0)                      10,141                 -
                                                                         --------------------   ------------------

         Total investments                                                   1,303,630,301          573,530,540

   Accrued investment income                                                    16,890,300            8,429,288
   Deferred acquisition costs                                                   70,525,246           48,481,027
   Furniture and equipment                                                          39,158              124,709
   Receivable for securities sold                                                       -             3,725,713
   Reinsurance recoverable                                                         834,002              670,714
   Receivable from parent                                                           35,972                 -
   Other assets                                                                     82,420              230,962
   Variable annuity assets                                                     133,034,499          145,756,120
                                                                         --------------------   ------------------

         Total assets                                                       $1,525,071,898         $780,949,073
                                                                         ====================   ==================


LIABILITIES AND STOCKHOLDER'S EQUITY
     LIABILITIES
     Policy reserves and liabilities
          Reserves for future policy benefits                               $    2,219,405         $    851,964
          Deposits on investment contracts                                   1,177,882,863          530,415,507
     Securities lending payable                                                 37,871,675            9,546,098
     Deferred income taxes                                                      12,271,851           10,241,644
     General expenses payable                                                    1,976,957              807,826
     Income taxes payable to Parent                                              1,336,742                 -
     Payable to parent                                                                -                 119,736
     Other liabilities                                                           4,514,680            7,162,244
     Variable annuity liabilities                                              133,034,499          145,756,120
                                                                         --------------------   ------------------

         Total liabilities                                                   1,371,108,672          704,901,139
                                                                         --------------------   ------------------

     STOCKHOLDER'S EQUITY
     Capital stock, $1,000 par value; 2,000 shares
         authorized, issued and outstanding                                      2,000,000            2,000,000
     Additional paid-in capital                                                141,000,000           71,000,000
     Accumulated other comprehensive income                                     15,408,683            2,956,871
     Retained earnings (deficit)                                                (4,445,457)              91,063
                                                                         --------------------   ------------------

         Total stockholder's equity                                            153,963,226           76,047,934
                                                                         --------------------   ------------------


         Total liabilities and stockholder's equity                         $1,525,071,898         $780,949,073
                                                                         ====================   ==================


                See accompanying notes to financial statements.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS


INCOME STATEMENTS



                                                                             YEARS ENDED DECEMBER 31,
                                                           --------------------------------------------------------------
                                                                  2002                  2001                 2000
                                                           --------------------   ------------------   ------------------
REVENUES
   Premiums                                                   $     148,001         $    141,888         $     66,831

   Net investment income                                         55,456,981           24,732,424           11,357,097

   Net realized investment losses                               (15,160,945)            (778,921)            (575,659)


   Fee income:
      Mortality charges                                             117,124               75,486               31,699
      Expense charges                                               160,257               59,263               50,777
      Surrender charges                                           1,012,441              808,999              198,773
      Variable annuity fees                                       2,070,674            1,988,930            1,770,851
                                                           --------------------   ------------------   ------------------
      Total fee income                                            3,360,496            2,932,678            2,052,100

   Other income                                                     105,857              140,966              221,170
                                                           --------------------   ------------------   ------------------

      Total revenues                                             43,910,390           27,169,035           13,121,539
                                                           --------------------   ------------------   ------------------

BENEFITS AND EXPENSES
   Death benefits                                                    75,000                 -                  50,000
   Interest credited on deposit liabilities                      46,903,828           20,818,446           10,260,176
   Increase (decrease) in reserves, net of
        reinsurance recoverables                                  1,200,707              217,444              (41,974)
   Other policyholder benefits                                    4,691,175            2,738,415                6,299
   Commissions                                                   41,271,966           24,879,503           15,538,783
   General and administrative expenses                            5,091,694            2,970,563            2,274,318
   Taxes, licenses and fees                                       1,651,412              612,519              622,677
   Deferral of policy acquisition costs                         (52,206,939)         (29,494,785)         (17,134,000)
   Amortization of acquisition costs:
     Attributable to operations                                   6,380,867            1,533,929            3,035,698
     Attributable to net realized investment losses              (4,170,000)            (148,000)            (172,698)
                                                           --------------------   ------------------   ------------------

     Total benefits and expenses                                 50,889,710           24,128,034           14,439,279
                                                           --------------------   ------------------   ------------------

     Pretax income (loss)                                        (6,979,320)           3,041,001           (1,317,740)


   Income tax expense (benefit)                                  (2,442,800)           1,064,500             (461,200)
                                                           --------------------   ------------------   ------------------


      NET INCOME (LOSS)                                       $  (4,536,520)        $  1,976,501         $   (856,540)
                                                           ====================   ==================   ==================


                See accompanying notes to financial statements.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS


STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME

------------------------------------------------------------------------------------------------------------------------------------

                                                                              YEARS ENDED DECEMBER 31,
                                                                   2002                 2001                2000
                                                              -----------------   ------------------  -------------------

CAPITAL  STOCK
Beginning and end of year                                       $  2,000,000         $  2,000,000         $  2,000,000
                                                              -----------------   ------------------  -------------------

ADDITIONAL PAID-IN CAPITAL
Beginning of year                                                 71,000,000           31,000,000           16,000,000
   Capital contribution                                           70,000,000           40,000,000           15,000,000
                                                              -----------------   ------------------  -------------------
End of year                                                      141,000,000           71,000,000           31,000,000
                                                              -----------------   ------------------  -------------------


ACCUMULATED OTHER COMPREHENSIVE INCOME
Beginning of year                                                  2,956,871            1,520,927             (436,762)
   Net unrealized gain on investments, net of tax
     of $6,704,822 in 2002; $773,229 in 2001 and
     $1,054,185 in 2000                                           12,451,812            1,435,944            1,957,689
                                                              -----------------   ------------------  -------------------
End of year                                                       15,408,683            2,956,871            1,520,927
                                                              -----------------   ------------------  -------------------

RETAINED EARNINGS (DEFICIT)
Beginning of year                                                     91,063           (1,885,438)          (1,028,898)

   Net income (loss)                                              (4,536,520)           1,976,501             (856,540)

End of year                                                   -----------------   ------------------  -------------------
                                                                  (4,445,457)              91,063           (1,885,438)
                                                              -----------------   ------------------  -------------------

TOTAL STOCKHOLDER'S EQUITY                                      $153,963,226         $ 76,047,934         $ 32,635,489
                                                              =================   ==================  ===================




                                                                               YEARS ENDED DECEMBER 31,
                                                              -----------------------------------------------------------
                                                                   2002                 2001                2000
                                                              -----------------   ------------------  -------------------
COMPREHENSIVE INCOME
Net income (loss)                                               $ (4,536,520)        $  1,976,501        $    (856,540)

   Net unrealized holding gains arising during the
     period, net of tax of $5,128,341 in 2002;
     $797,161 in 2001 and $993,512 in 2000                         9,524,062            1,480,389            1,845,010
   Reclassification adjustment for gains (losses) included
      in net income, net of tax of $1,576,481 in 2002,
      $(23,932) in 2001, and $60,673 in 2000                       2,927,750              (44,445)             112,679
                                                              -----------------   ------------------  -------------------

COMPREHENSIVE INCOME                                            $  7,915,292         $  3,412,445            1,101,149
                                                              =================   ==================  ===================



                See accompanying notes to financial statements.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS

STATEMENTS OF CASH FLOWS

------------------------------------------------------------------------------------------------------------------------------------

                                                                              Years Ended December 31,
                                                                  2002                  2001                  2000
                                                            -------------------   -------------------   -------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
      Net income (loss)                                       $   (4,536,520)      $   1,976,501            $    (856,540)

      Adjustments to reconcile net income (loss) to
        net cash used in operating activities:
             Net realized investment losses                       15,160,945             778,921                  575,659
             Interest credited on deposit liabilities             46,903,828          20,818,446               10,260,176
             Amortization of premium (discount) on
               investments                                            66,646            (567,570)                (355,203)

             Deferred income taxes                                (5,036,440)          6,378,900                2,774,800

             Other charges                                         2,890,205             604,428                 (281,249)

             Change in:
               Accrued investment income                          (8,461,012)         (4,829,952)              (2,450,273)

               Deferred acquisition costs                        (49,996,072)        (28,108,856)             (14,271,000)

               Income taxes payable to Parent                      1,336,742               -                         -
               Other assets and liabilities, net                     433,554           2,204,811                 (694,953)
                                                            -------------------   -------------------   -------------------
      NET CASH USED IN OPERATING ACTIVITIES                       (1,238,124)           (744,371)              (5,298,583)
                                                            -------------------   -------------------   -------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
      Sales and maturities of:
             Fixed maturities available for sale                  45,738,819          20,657,499               24,203,072

      Purchases of:
             Fixed maturities available for sale                (681,208,969)       (354,709,195)            (145,874,948)
      Other investing activities                                  28,325,740          (7,453,902)              17,000,000
                                                            -------------------   -------------------   -------------------
      NET CASH USED IN INVESTING ACTIVITIES                     (607,144,410)        341,505,598)            (104,671,876)
                                                            -------------------   -------------------   -------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
      Policyholder's account balances:
             Deposits                                            663,807,000         377,132,000              210,793,000
             Withdrawals                                         (49,298,436)        (27,799,260)             (10,970,879)

             Net transfers to separate accounts                  (17,102,865)        (34,013,388)             (91,859,436)

      Capital contribution from Parent                            70,000,000          40,000,000               15,000,000
                                                            -------------------   -------------------   -------------------
     NET CASH PROVIDED BY FINANCING ACTIVITIES                   667,405,699         355,319,352              122,962,685
                                                            -------------------   -------------------   -------------------
     NET INCREASE IN CASH AND SHORT-TERM
       INVESTMENTS                                                59,023,165          13,069,383               12,992,226

CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR                40,705,483          27,636,100               14,643,874
                                                            -------------------   -------------------   -------------------
CASH AND SHORT-TERM INVESTMENTS, END OF YEAR                  $   99,728,648      $   40,705,483         $     27,636,100
                                                            ===================   ===================   ===================


                See accompanying notes to financial statements.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------

1.   NATURE OF OPERATIONS

     Jackson National Life Insurance Company of New York, (the "Company" or "JNL/NY") is wholly owned by Jackson National Life Insurance Company ("JNL" or the "Parent"), a wholly owned subsidiary of Brooke Life Insurance Company ("Brooke Life") which is ultimately a wholly owned subsidiary of Prudential plc ("Prudential"), London, England. JNL/NY is licensed to sell group and individual annuity products, including immediate and deferred fixed annuities, guaranteed investment contracts, variable annuities, and individual life insurance products in the states of New York, Delaware and Michigan.

 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION
     The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Certain prior year amounts have been reclassified to conform with the current year presentation.

     The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates.

     COMPREHENSIVE INCOME
     Comprehensive income includes all changes in stockholder's equity (except those arising from transactions with owners/shareholders) and, in the Company's case, includes net income and net unrealized gains and losses on securities.

     INVESTMENTS
     Cash and short-term investments, which primarily include commercial paper and money market instruments, are carried at amortized cost. These investments have maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist primarily of bonds, mortgage-backed securities and structured securities. All fixed maturities are considered available for sale and are carried at fair value. Fixed maturities are reduced to estimated net realizable value, or in the case of other than high credit quality beneficial interests in securitized financial assets, fair value, for declines in fair value considered to be other than temporary. In determining whether an other than temporary impairment has occurred, the Company considers a security's forecasted cash flows as well as the severity and duration of depressed fair values.

     Equity securities are carried at fair value. Equity securities are reduced to estimated net realizable value for declines in fair value considered to be other than temporary.

     Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined using the specific cost identification method. Acquisition premiums and discounts on investments are amortized to investment income using call or maturity dates. The changes in unrealized gains and losses on investments classified as available for sale, net of tax and the effect of the deferred acquisition costs adjustment, are excluded from net income and included as a component of comprehensive income and stockholder's equity.

     DEFERRED ACQUISITION COSTS
     Certain costs of acquiring new business, principally commissions, bonus interest on certain products and certain costs associated with policy issue and underwriting, which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. As certain fixed maturity securities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2002
--------------------------------------------------------------------------------

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturity securities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred acquisition costs have been decreased by $32.1 million and $4.2 million at December 31, 2002 and 2001, respectively, to reflect this change.

     Poor equity market performance has lowered future expected profits on the variable annuity line through lower fee income and an increased provision for future guaranteed minimum death benefit claims. As a result, the deferred acquisition cost asset associated with the variable annuities has become impaired. During 2002, the asset has been reduced through increased amortization of approximately $1.0 million to reflect the impairment. Further impairments or accelerated amortization of this deferred acquisition cost asset are likely to result if future equity market returns are below assumed levels.

     FEDERAL INCOME TAXES
     The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities. The Company files a consolidated federal income tax return with Jackson National Life Insurance Company and Brooke Life. The Company has entered into a written tax sharing agreement which is generally based on separate return calculations. Intercompany balances are settled on a quarterly basis.

     POLICY RESERVES AND LIABILITIES
     RESERVES FOR FUTURE POLICY BENEFITS:
     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 30% to 135% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 6.0% to 8.0%. Lapse and expense assumptions are based on the Parent's experience.

     DEPOSITS ON INVESTMENT CONTRACTS:
     For the Company's interest-sensitive life contracts, reserves approximate the policyholder's account value. For deferred annuities and the fixed option on variable annuity contracts, the reserve is the policyholder's account value.

     VARIABLE ANNUITY ASSETS AND LIABILITIES
     The assets and liabilities resulting from individual variable annuity contracts, which aggregated $133.0 million and $145.8 million at December 31, 2002 and 2001, respectively, are segregated in separate accounts. The Company receives fees for assuming mortality and expense risks and other administrative fees related to the issuance and maintenance of the contracts. Such fees are recorded as earned and included in fee income in the income statement.

     REVENUE AND EXPENSE RECOGNITION
     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally universal life contracts and deferred annuities, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to the policyholder deposit. Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs. Non-acquisition expenses are recognized as incurred.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2002
--------------------------------------------------------------------------------

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Investment income is not accrued on securities in default and otherwise where the collection is uncertain. Subsequent receipts of interest on such securities are generally used to reduce the cost basis of the securities.

 3.  FAIR VALUE OF FINANCIAL INSTRUMENTS

     Disclosure is required for fair value information about financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, cannot be realized in immediate settlement of the instrument.

     The following summarizes the basis used by the Company in estimating its fair value disclosures for financial instruments:

     CASH AND SHORT-TERM INVESTMENTS:
     Carrying value is considered to be a reasonable estimate of fair value.

     FIXED MATURITIES:
     Fair values are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or analytically determined values.

     EQUITY SECURITIES:
     Fair values for common stock are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or analytically determined values.

     VARIABLE ANNUITY ASSETS:
     Variable annuity assets are carried at the market value of the underlying securities.

     ANNUITY RESERVES:
     Fair value for immediate annuities, without mortality features, is derived by discounting the estimated cash flows using current interest rates with similar maturities. Fair value for deferred annuities is based on surrender value. The carrying value and fair value of such annuities approximated $1,134.1 million and $1,105.8 million, respectively, at December 31, 2002; and $525.9 million and $499.8 million, respectively, at December 31, 2001.

     VARIABLE ANNUITY LIABILITIES:
     Fair value of contracts in the accumulation phase is based on surrender value. Fair value of contracts in the payout phase is based on the present value of future cash flows at assumed interest rates. The fair value approximated $121.5 million and $138.5 million at December 31, 2002 and 2001, respectively.

 4.  INVESTMENTS

     Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, mortgage-backed, utility and government bonds. Mortgage-backed securities include asset-backed and other structured securities. The Company generates the majority of its deposits from interest-sensitive individual annuity contracts and life insurance products on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2002
--------------------------------------------------------------------------------

 4.  INVESTMENTS (CONTINUED)

     FIXED MATURITIES
     The following table sets forth fixed maturity investments at December 31, 2002, classified by rating categories as assigned by nationally recognized statistical rating organizations, the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's investment advisor. At December 31, 2002, investments rated by the Company's investment advisor totaled $22.0 million. For purposes of the table, if not otherwise rated higher by a nationally recognized statistical rating organization, NAIC Class 1 investments are included in the A rating; Class 2 in BBB, Class 3 in BB and Classes 4 through 6 in B and below.

                  INVESTMENT RATING                   PERCENT OF TOTAL
                  -----------------               -------------------------
                  AAA                                       5.8%
                  AA                                        4.2
                  A                                        35.0
                  BBB                                      51.5
                                                  -------------------------
                      Investment grade                     96.5
                                                  -------------------------
                  BB                                        3.0
                  B and below                               0.5
                                                  -------------------------
                      Below investment grade                3.5
                                                  -------------------------
                      Total fixed maturities              100.0%
                                                  -------------------------

     The amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were $4.1 million and $2.4 million, respectively, at December 31, 2002. The amortized cost and carrying value of the single fixed maturity security that was non-income producing for the 12 months preceding December 31, 2002 was $15,000. The Company had no investments in fixed maturities that were non-income producing for the 12 months preceding December 31, 2001.

     The amortized cost, gross unrealized gains and losses and estimated fair value of fixed maturities are as follows:


                                                                     GROSS             GROSS            ESTIMATED
                                                AMORTIZED         UNREALIZED         UNREALIZED           FAIR
        DECEMBER 31, 2002                         COST               GAINS             LOSSES             VALUE
        --------------------------------    ------------------ ------------------ ----------------- ------------------
           U.S. Treasury securities           $      515,227      $      33,053     $        -       $       548,280
           Public utilities                       79,776,241          4,969,022         3,128,061         81,617,202
           Corporate securities                  887,745,509         57,150,497         6,769,491        938,126,515
           Mortgage-backed securities            179,886,485          4,408,464           695,434        183,599,515
                                            ------------------ ------------------ ----------------- ------------------
               Total                          $1,147,923,462      $  66,561,036     $  10,592,986    $ 1,203,891,512
                                            ================== ================== ================= ==================

                                                                     GROSS             GROSS            ESTIMATED
                                               AMORTIZED          UNREALIZED         UNREALIZED           FAIR
        DECEMBER 31, 2001                         COST               GAINS             LOSSES             VALUE
        --------------------------------   ------------------- ------------------ ----------------- ------------------
           U.S. Treasury securities           $    1,033,262      $       -         $      36,392    $       996,870
           Public utilities                       25,975,030            405,183           467,809         25,912,404
           Corporate securities                  441,464,091         13,041,015         4,301,354        450,203,752
           Mortgage-backed securities             55,621,919            720,442           630,330         55,712,031
                                           ------------------- ------------------ ----------------- ------------------
               Total                          $  524,094,302      $  14,166,640     $   5,435,885    $   532,825,057
                                           =================== ================== ================= ==================

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2002
--------------------------------------------------------------------------------

4.   INVESTMENTS (CONTINUED)

     The amortized cost and estimated fair value of fixed maturities at December 31, 2002, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

                                                                   AMORTIZED         ESTIMATED
                                                                     COST            FAIR VALUE
                                                               ------------------ -----------------
     Due in 1 year or less                                      $    23,941,897   $    24,392,694
     Due after 1 year through 5 years                               281,370,567       291,638,725
     Due after 5 years through 10 years                             618,865,161       658,834,420
     Due after 10 years through 20 years                             39,747,382        40,964,360
     Due after 20 years                                               4,111,970         4,461,798
     Mortgage-backed securities                                     179,886,485       183,599,515
                                                               ------------------ -----------------
        Total                                                   $ 1,147,923,462   $ 1,203,891,512
                                                               ================== =================

     Acquisition discounts and premiums on mortgage-backed securities are amortized over the estimated redemption period using the effective interest method. Effective yields, which are used to calculate amortization, are adjusted periodically to reflect actual payments to date and anticipated future payments. Resulting adjustments to amortized cost are included in investment income.

     Fixed maturities with a carrying value of $548,280 and $797,496 were on deposit with the State of New York at December 31, 2002 and 2001, respectively, as required by state insurance law.

     Gross unrealized losses pertaining to equity securities totaled $128,809 at December 31, 2002.

     SECURITIES LENDING
     The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2002 and 2001, the estimated fair value of loaned securities was $36.8 million and $9.4 million, respectively. The agreement requires a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. Cash collateral received in the amount of $37.9 million and $9.5 million at December 31, 2002 and 2001, respectively, was invested by the agent bank and included in short-term investments of the Company. A securities lending payable is included in liabilities for cash collateral received.

5.   INVESTMENT INCOME AND REALIZED GAINS AND LOSSES

     All investment income for 2002, 2001 and 2000 is related to earnings on short-term investments and fixed maturity securities. Investment expenses totaled $322,886, $130,988 and $58,391 in 2002, 2001 and 2000,
     respectively.

     Net realized investment losses are as follows:

                                                                              YEARS ENDED DECEMBER 31,
                                                                   2002                  2001                 2000
                                                             ------------------     ----------------     ----------------
    Sales of fixed maturities:
         Gross gains                                           $    295,545           $  423,480            $  23,880

         Gross losses                                            (3,089,649)            (702,532)            (599,539)
    Impairment losses                                           (12,366,841)            (499,869)                 -
                                                             ------------------     ----------------     ----------------
    Total                                                      $ (15,160,945)         $ (778,921)         $  (575,659)
                                                             ==================     ================     ================

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2002
--------------------------------------------------------------------------------

6.   REINSURANCE

     The Company cedes reinsurance to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $200,000. Amounts not retained are ceded to other companies on a yearly renewable-term or a coinsurance basis.

     The effect of reinsurance on premiums is as follows:

                                                                              YEARS ENDED DECEMBER 31,
                                                                   2002                  2001                 2000
                                                             ------------------     ----------------     ----------------
    Direct premiums                                               $    552,874          $   557,812          $   467,229
    Ceded premiums                                                     404,873              415,924              400,398
                                                             ------------------     ----------------     ----------------
          Net premiums                                            $    148,001          $   141,888          $    66,831
                                                             ==================     ================     ================

     Components of the reinsurance recoverable asset are as follows:

                                                                          DECEMBER 31,
                                                                   2002                  2001
                                                             ------------------     ----------------
     Ceded reserves                                               $    825,309          $   664,368
     Ceded - other                                                       8,693                6,346
                                                             ------------------     ----------------
            Total                                                 $    834,002          $   670,714
                                                             ==================     ================

7.   FEDERAL INCOME TAXES

     The components of the provision for federal income taxes are as follows:

                                                                              YEARS ENDED DECEMBER 31,
                                                                   2002                  2001                 2000
                                                             ------------------     ----------------     ----------------

     Current tax expense (benefit)                             $   2,593,640         $ (5,314,400)        $  (3,236,000)
     Deferred tax expense (benefit)                               (5,036,440)           6,378,900             2,774,800
                                                             ------------------     ----------------     ----------------

     Provision for income taxes                                $  (2,442,800)        $  1,064,500         $    (461,200)
                                                             ==================     ================     ================

     The provisions for 2002, 2001 and 2000 differ from the amounts determined by multiplying pretax income (loss) by the statutory federal income tax rate of 35% by the effect of rounding.

     Federal income taxes of $650,245,  $(5,326,328) and $(1,718,428)  were paid to (recovered from) JNL in 2002, 2001 and 2000, respectively.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2002
--------------------------------------------------------------------------------

7.   FEDERAL INCOME TAXES (CONTINUED)

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities were as follows:

                                                                                           DECEMBER 31,
                                                                                    2002                  2001
                                                                             -------------------    ------------------
         GROSS DEFERRED TAX ASSET
         Policy reserves and other insurance items                             $    22,133,054      $     7,428,796
         Other, net                                                                    485,402               57,149
                                                                             -------------------    ------------------
         Total gross deferred tax asset                                             22,618,456            7,485,945
                                                                             -------------------    ------------------

         GROSS DEFERRED TAX LIABILITY
         Deferred acquisition costs                                                (19,740,786)         (14,278,034)
         Net unrealized gains on available for sale securities                     (15,134,061)          (3,055,764)
         Other, net                                                                    (15,460)            (393,791)
                                                                             -------------------    ------------------
         Total gross deferred tax liability                                        (34,890,307)         (17,727,589)
                                                                             -------------------    ------------------

         NET DEFERRED TAX LIABILITY                                            $   (12,271,851)     $   (10,241,644)
                                                                             ===================    ==================

     Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax asset.

8.   CONTINGENCIES

     The  Company  is not  involved  in  litigation  that  would have a material
     adverse  affect  on  the  Company's   financial  condition  or  results  of
     operations.

9.   STOCKHOLDER'S EQUITY

     The declaration of dividends which can be paid by the Company is regulated by New York Insurance law. The Company must file a notice of its intention to declare a dividend and the amount thereof with the superintendent at least thirty days in advance of any proposed dividend declaration. No dividends were paid to JNL in 2002, 2001 or 2000. The Company received capital contributions of $70.0 million, $40.0 million and $15.0 million in 2002, 2001 and 2000, respectively.

     Statutory capital and surplus of the Company was $95,968,986 and $45,610,553 at December 31, 2002 and 2001, respectively. Statutory net loss of the Company was $18,195,906, $13,640,090, and $5,995,915 in 2002, 2001
     and 2000, respectively.

     For life insurance companies, regulatory risk-based capital rules require a specified level of capital depending on the types and quality of
     investments   held,  the  types  of  business  written  and  the  types  of liabilities maintained. Depending on the ratio of an insurer's adjusted surplus to its risk-based capital, the insurer could be subject to various regulatory actions ranging from increased scrutiny to conservatorship. JNL/NY has risk-based capital ratios for 2002 and 2001 that are significantly above the regulatory action levels.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2002
--------------------------------------------------------------------------------

     Effective January 1, 2001, the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual, Codification of Statutory Accounting Principles became the primary guidance on statutory accounting. The implementation of the revised guidance on January 1, 2001 resulted in an immaterial impact on capital and surplus.

     Effective December 31, 2002, the Insurance Department of the State of New York adopted accounting guidance permitting the reporting of certain deferred tax assets. The implementation of the revised guidance on December 31, 2002 resulted in an increase to statutory capital and surplus of $2,458,000.

10.  LEASE OBLIGATION

     The Company is party to a cancelable operating lease agreement under which it occupies office space. Rent expense totaled $20,800, $101,951, and $109,610 in 2002, 2001 and 2000, respectively. During 2001, the Company terminated its operating lease agreement and entered into a new lease agreement with the same landlord for less office space. The future lease obligations at December 31, 2002 relating to this lease are immaterial.

11.  OTHER RELATED PARTY TRANSACTIONS

     The Company's investment portfolio is managed by PPM America, Inc. ("PPM"), a registered investment advisor and ultimately a wholly owned subsidiary of Prudential. The Company paid $317,854, $128,988 and $56,558 to PPM for investment advisory services during 2002, 2001 and 2000, respectively.

     The Company has a service  agreement with its parent,  JNL, under which JNL
     provides  certain   administrative   services.   Administrative  fees  were
     $3,511,630, $1,126,699, and $801,145 in 2002, 2001 and 2000, respectively.


NV801 12/03